Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	RYDEX VARIABLE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001064046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 01, 2019
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2019
Prospectus Date	rr_ProspectusDate	May 01, 2019
Guggenheim Variable Insurance Funds Prospectus | Dow 2x Strategy Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	DOW 2X STRATEGY FUND
Supplement [Text Block]	ck0001064046_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND
The Dow 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., 2x) and the cumulative performance of the benchmark.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial Average® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 362% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	362.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, swaps on exchange-traded funds ("ETFs"), futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps, swaps on ETFs and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or in the same proportion that those securities are represented in the Fund's benchmark. The Advisor attempts to consistently apply leverage to increase the Fund's exposure to 200% of the underlying index, and expects to rebalance the Fund's holdings daily to maintain such exposure. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies in the underlying index.

The Dow Jones Industrial Average® is a price-weighted index of 30 “blue chip” U.S. stocks, which generally represent large-capitalization companies with a capitalization range of $36.16 billion to $906.13 billion as of March 31, 2019. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Consumer Staples Sector, Energy Sector, Financials Sector, Health Care Sector, Industrials Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the underlying index components, and thus the Fund's investments, are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Aerospace & Defense Industry, a separate industry within the Industrials Sector. The industries in which the underlying index components, and thus the Fund's investments, may be concentrated will vary as the composition of the underlying index changes over time.

On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Consumer Staples Sector, Energy Sector, Financials Sector, Health Care Sector, Industrials Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the underlying index components, and thus the Fund's investments, are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Aerospace & Defense Industry, a separate industry within the Industrials Sector. The industries in which the underlying index components, and thus the Fund's investments, may be concentrated will vary as the composition of the underlying index changes over time.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COMPOUNDING RISK—In addition to the correlation risks described under “Correlation Risk”, the Fund’s returns are subject to the effects of compounding, which generally will cause the Fund’s performance to not correlate to the performance of the benchmark over periods greater than a single day, before accounting for fees and fund expenses. Compounded returns are the result of reinvesting daily returns over periods greater than a single day. The Fund’s compounded returns for periods greater than a single day will be different than the performance of the benchmark over the same period. The effects of compounding on the performance of the Fund will be more pronounced when the underlying index experiences increased volatility, the greater the leverage employed in the Fund, and over longer holding periods.

Compounding affects the performance of all investments over time, but has a more significant effect on a leveraged index fund because the magnified changes in performance produced by the use of leverage lead to greater increases and decreases in the fund’s daily returns which are then compounded over time. The effects of compounding, therefore, have a more significant effect on the Fund because it seeks to match a multiple of the performance of the Fund’s underlying index on a daily basis.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends or interest paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%

The underlying index’s annualized historical volatility rate for the five-year period ended March 31, 2019 is 14.74%. The underlying index’s highest one-year volatility rate during the five-year period is 14.93%. The underlying index’s annualized performance for the five-year period ended March 31, 2019 is 12.21%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to isolate the effects of the underlying index volatility and index performance on the return of the Fund, and underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

CORRELATION RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, including instances in which the Fund does not hold or have exposure to each component security of the underlying index and the effect of compounding on the Fund’s returns, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the returns of the underlying index for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for Fund fees and expenses.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As of March 31, 2019, the underlying index components, and thus the Fund's investments, are concentrated in securities issued by companies in the industry described below. The industries in which the underlying index components, and thus the Fund's assets, may be concentrated will vary as the composition of the underlying index changes over time.

Aerospace & Defense Industry. As a result of the Fund's concentration in the Aerospace & Defense Industry, the Fund is subject to the risks associated with that industry. The Aerospace & Defense Industry includes manufacturers of civil or military aerospace and defense equipment, parts or products, including defense electronics and space equipment. Companies in the Aerospace & Defense Industry rely to a large extent on government demand for their products and services and may be significantly affected by changes in legislative or government regulations and spending policies, as well as economic conditions and industry consolidation. The aerospace industry, in particular, has recently been affected by adverse economic conditions and industry consolidation. In addition, deregulation has substantially diminished the U.S. government’s role within the airline industry. Competition, labor relations and the price of fuel also can affect the Aerospace & Defense Industry. The Aerospace & Defense Industry is a separate industry within the Industrials Sector.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including ETFs, closed-end funds, affiliated short-term fixed income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

INVESTMENT IN LOANS RISK—Investing in loans involves special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LEVERAGING RISK—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Consumer Staples Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Staples Sector. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples Sector. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and also is affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.

Energy Sector Risk. The Fund's investments are exposed to issuers conducting business in the Energy Sector. The Energy Sector includes companies operating in the exploration and production, refining and marketing, and storage and transportation of oil and gas and coal and consumable fuels. It also includes companies that offer oil and gas equipment and related services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Energy Sector. The performance of companies operating in the Energy Sector is closely tied to the price and supply of energy fuels and international political events.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q3 2009	32.49%	Q1 2009	-27.56%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Dow 2x Strategy Fund | Dow Jones Industrial Average
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(3.48%)
5 Years	rr_AverageAnnualReturnYear05	9.70%
10 Years	rr_AverageAnnualReturnYear10	13.16%
Guggenheim Variable Insurance Funds Prospectus | Dow 2x Strategy Fund | Dow 2x Strategy Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.90%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.83%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 186
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	990
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,148
Annual Return 2009	rr_AnnualReturn2009	36.90%
Annual Return 2010	rr_AnnualReturn2010	24.58%
Annual Return 2011	rr_AnnualReturn2011	9.09%
Annual Return 2012	rr_AnnualReturn2012	17.15%
Annual Return 2013	rr_AnnualReturn2013	62.70%
Annual Return 2014	rr_AnnualReturn2014	16.80%
Annual Return 2015	rr_AnnualReturn2015	(4.22%)
Annual Return 2016	rr_AnnualReturn2016	30.72%
Annual Return 2017	rr_AnnualReturn2017	58.51%
Annual Return 2018	rr_AnnualReturn2018	(14.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.56%)
Label	rr_AverageAnnualReturnLabel	Dow 2x Strategy Fund
1 Year	rr_AverageAnnualReturnYear01	(14.23%)
5 Years	rr_AverageAnnualReturnYear05	14.74%
10 Years	rr_AverageAnnualReturnYear10	21.57%
Guggenheim Variable Insurance Funds Prospectus | NASDAQ-100® 2x Strategy Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	NASDAQ-100® 2X STRATEGY FUND
Supplement [Text Block]	ck0001064046_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND
The NASDAQ-100® 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results.  As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period.  Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., 2x) and the cumulative performance of the benchmark.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments.  Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 220% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	220.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, swaps on exchange-traded funds ("ETFs"), futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps, swaps on ETFs and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or in the same proportion that those securities are represented in the Fund's benchmark. The Advisor attempts to consistently apply leverage to increase the Fund's exposure to 200% of the underlying index, and expects to rebalance the Fund's holdings daily to maintain such exposure. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. The Fund also may invest in American Depositary Receipts (“ADRs”) to gain exposure to international companies included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies in the underlying index.

The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with capitalizations ranging from $9.1 billion to $906.13 billion as of March 31, 2019. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Consumer Staples Sector, Health Care Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the underlying index components, and thus the Fund's investments, are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Interactive Media & Services Industry, a separate industry within the Communication Services Sector, Internet & Direct Marketing Retail Industry, a separate industry within the Consumer Discretionary Sector, and Semiconductors & Semiconductor Equipment Industry and Software Industry, separate industries within the Information Technology Sector. The industries in which the underlying index components, and thus the Fund's investments, may be concentrated will vary as the composition of the underlying index changes over time.

On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Consumer Staples Sector, Health Care Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the underlying index components, and thus the Fund's investments, are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Interactive Media & Services Industry, a separate industry within the Communication Services Sector, Internet & Direct Marketing Retail Industry, a separate industry within the Consumer Discretionary Sector, and Semiconductors & Semiconductor Equipment Industry and Software Industry, separate industries within the Information Technology Sector. The industries in which the underlying index components, and thus the Fund's investments, may be concentrated will vary as the composition of the underlying index changes over time.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COMPOUNDING RISK—In addition to the correlation risks described under “Correlation Risk”, the Fund’s returns are subject to the effects of compounding, which generally will cause the Fund’s performance to not correlate to the performance of the benchmark over periods greater than a single day, before accounting for fees and fund expenses. Compounded returns are the result of reinvesting daily returns over periods greater than a single day. The Fund’s compounded returns for periods greater than a single day will be different than the performance of the benchmark over the same period. The effects of compounding on the performance of the Fund will be more pronounced when the underlying index experiences increased volatility, the greater the leverage employed in the Fund, and over longer holding periods.

Compounding affects the performance of all investments over time, but has a more significant effect on a leveraged index fund because the magnified changes in performance produced by the use of leverage lead to greater increases and decreases in the fund’s daily returns which are then compounded over time. The effects of compounding, therefore, have a more significant effect on the Fund because it seeks to match a multiple of the performance of the Fund’s underlying index on a daily basis.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends or interest paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%

The underlying index’s annualized historical volatility rate for the five-year period ended March 31, 2019 is 18.73%. The underlying index’s highest one-year volatility rate during the five-year period is 18.20%. The underlying index’s annualized performance for the five-year period ended March 31, 2019 is 16.84%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to isolate the effects of the underlying index volatility and index performance on the return of the Fund, and underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

CORRELATION RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, including instances in which the Fund does not hold or have exposure to each component security of the underlying index and the effect of compounding on the Fund’s returns, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the returns of the underlying index for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for Fund fees and expenses.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As of March 31, 2019, the underlying index components, and thus the Fund's investments, are concentrated in securities issued by companies in the industries described below. The industries in which the underlying index components, and thus the Fund's assets, may be concentrated will vary as the composition of the underlying index changes over time.

Interactive Media & Services Industry. As a result of the Fund's concentration in the Interactive Media & Services Industry, the Fund is subject to the risks associated with that Industry. The Interactive Media & Services Industry includes companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements, including search engines, social media and networking platforms, online classifieds, and online review companies. The prices of the securities of companies in the Interactive Media & Services Industry are closely tied to the performance of the overall economy and also may be affected by economic growth, consumer confidence and consumer spending. Changes in demographics and consumer tastes also can affect the success of companies in the Interactive Media & Services Industry. Legislative or regulatory changes and increased government supervision also may affect companies in the Interactive Media & Services Industry. The Interactive Media & Services Industry is a separate industry within the Communication Services Sector.

Internet & Direct Marketing Retail Industry. As a result of the Fund's concentration in the Internet & Direct Marketing Retail Industry, the Fund is subject to the risks associated with that Industry. The Internet & Direct Marketing Retail Industry includes companies that provide retail services primarily on the Internet, through mail order, ad TV home shopping retailers. The Internet & Direct Marketing Industry relies heavily on consumer spending and the prices of securities of companies in the Internet & Direct Marketing Industry may fluctuate widely due to general economic conditions, consumer spending and the availability of disposable income, changing consumer tastes and preferences and consumer demographics. Legislative or regulatory changes and increased government supervision also may affect companies in the Internet & Direct Marketing Retail Industry. The Internet & Direct Marketing Retail Industry is a separate industry within the Consumer Discretionary Sector.

Semiconductors & Semiconductor Equipment Industry. As a result of the Fund's concentration in the Semiconductors & Semiconductor Equipment Industry, the Fund is subject to the risks associated with that Industry. The Semiconductors & Semiconductor Equipment Industry includes manufacturers of semiconductor equipment, semiconductors and related products, including equipment used in the solar power industry and manufacturers of solar modules and cells. Companies in the Semiconductors and Semiconductor Equipment Industry rely heavily on technology. The prices of the securities of companies in the Semiconductors and Semiconductor Equipment Industry may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, heavy expenses incurred for research and development of products or services that prove unsuccessful, problems related to bringing products to market, and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may affect companies in the Semiconductors and Semiconductor Equipment Industry. The Semiconductors and Semiconductor Equipment Industry is a separate industry within the Information Technology Sector.

Software Industry. As a result of the Fund's concentration in the Software Industry, the Fund is subject to the risks associated with that Industry. The Software Industry includes companies engaged in developing and producing software designed for specialized applications and systems and database management software and manufacturers of home entertainment and educational software used primarily in the home. The prices of the securities of companies in the Software Industry may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, heavy expenses incurred for research and development of products or services that prove unsuccessful, problems related to bringing products to market, and rapid obsolescence of products. In addition, many software companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies' technology. Legislative or regulatory changes and increased government supervision also may affect companies in the Software Industry. The Software Industry is a separate industry within the Information Technology Sector.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including ETFs, closed-end funds, affiliated short-term fixed income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

INVESTMENT IN LOANS RISK—Investing in loans involves special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LEVERAGING RISK—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments.  The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Communication Services Sector Risk. The Fund's investments are exposed to issuers conducting business in the Communication Services Sector. The Communication Services Sector includes companies that facilitate communication and offer related content and information through various mediums. It includes telecom and media & entertainment companies including producers of interactive gaming products and companies engaged in content and information creation or distribution through proprietary platforms. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communication Services Sector. The performance of companies operating in the Communication Services Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Consumer Staples Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Staples Sector. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples Sector. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and also is affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.

Health Care Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q1 2012	45.82%	Q4 2018	-33.56%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | NASDAQ-100® 2x Strategy Fund | NASDAQ 100 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.04%
5 Years	rr_AverageAnnualReturnYear05	13.34%
10 Years	rr_AverageAnnualReturnYear10	19.29%
Guggenheim Variable Insurance Funds Prospectus | NASDAQ-100® 2x Strategy Fund | NASDAQ-100(R) 2x Strategy Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.91%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.84%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 187
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	579
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	995
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,159
Annual Return 2009	rr_AnnualReturn2009	117.80%
Annual Return 2010	rr_AnnualReturn2010	36.90%
Annual Return 2011	rr_AnnualReturn2011	(0.68%)
Annual Return 2012	rr_AnnualReturn2012	34.12%
Annual Return 2013	rr_AnnualReturn2013	80.21%
Annual Return 2014	rr_AnnualReturn2014	36.57%
Annual Return 2015	rr_AnnualReturn2015	14.63%
Annual Return 2016	rr_AnnualReturn2016	9.60%
Annual Return 2017	rr_AnnualReturn2017	69.49%
Annual Return 2018	rr_AnnualReturn2018	(9.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	45.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.56%)
Label	rr_AverageAnnualReturnLabel	NASDAQ-100® 2x Strategy Fund
1 Year	rr_AverageAnnualReturnYear01	(9.31%)
5 Years	rr_AverageAnnualReturnYear05	21.40%
10 Years	rr_AverageAnnualReturnYear10	34.15%
Guggenheim Variable Insurance Funds Prospectus | Russell 2000® 2x Strategy Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL 2000® 2X STRATEGY FUND
Supplement [Text Block]	ck0001064046_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND
The Russell 2000® 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results.  As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period.  Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., 2x) and the cumulative performance of the benchmark.

The Fund is not suitable for all investors.  The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments.  Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 625% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	625.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, swaps on exchange-traded funds ("ETFs"), futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps, swaps on ETFs and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or in the same proportion that those securities are represented in the Fund's benchmark. The Advisor attempts to consistently apply leverage to increase the Fund's exposure to 200% of the underlying index, and expects to rebalance the Fund's holdings daily to maintain such exposure. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies in the underlying index.

The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from $7 million to $8.79 billion as of March 31, 2019. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector, Information Technology Sector and Real Estate Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.

On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector, Information Technology Sector and Real Estate Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COMPOUNDING RISK—In addition to the correlation risks described under “Correlation Risk”, the Fund’s returns are subject to the effects of compounding, which generally will cause the Fund’s performance to not correlate to the performance of the benchmark over periods greater than a single day, before accounting for fees and fund expenses. Compounded returns are the result of reinvesting daily returns over periods greater than a single day. The Fund’s compounded returns for periods greater than a single day will be different than the performance of the benchmark over the same period. The effects of compounding on the performance of the Fund will be more pronounced when the underlying index experiences increased volatility, the greater the leverage employed in the Fund, and over longer holding periods.

Compounding affects the performance of all investments over time, but has a more significant effect on a leveraged index fund because the magnified changes in performance produced by the use of leverage lead to greater increases and decreases in the fund’s daily returns which are then compounded over time. The effects of compounding, therefore, have a more significant effect on the Fund because it seeks to match a multiple of the performance of the Fund’s underlying index on a daily basis.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends or interest paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%

The underlying index’s annualized historical volatility rate for the five-year period ended March 31, 2019 is 22.96%. The underlying index’s highest one-year volatility rate during the five-year period is 17.45%. The underlying index’s annualized performance for the five-year period ended March 31, 2019 is 7.05%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to isolate the effects of the underlying index volatility and index performance on the return of the Fund, and underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

CORRELATION RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, including instances in which the Fund does not hold or have exposure to each component security of the underlying index and the effect of compounding on the Fund’s returns, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the returns of the underlying index for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for Fund fees and expenses.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including ETFs, closed-end funds, affiliated short-term fixed income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

INVESTMENT IN LOANS RISK—Investing in loans involves special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LEVERAGING RISK—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments.  The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REAL ESTATE INVESTMENT TRUST ("REIT") RISK—REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall real estate and REIT markets, such as declining property values or rising interest rates, could have a negative impact on the real estate market and the value of REITs in general. REITs may be affected by changes in the value of the underlying property owned by the trusts, economic downturns which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Real Estate Sector Risk. The Fund's investments are exposed to issuers conducting business in the Real Estate Sector. The Real Estate Sector contains companies operating in real estate development and operation. It also includes companies offering real estate related services and REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Real Estate Sector. The performance of companies operating in the Real Estate Sector has historically been cyclical and particularly sensitive to the overall economy and market changes, including declines in the value of real estate or, conversely, saturation of the real estate market, economic downturns and defaults by borrowers or tenants during such periods, increases in competition, possible lack of mortgage funds or other limits to accessing the credit or capital markets, and changes in interest rates.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q3 2009	41.00%	Q3 2011	-42.31%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Russell 2000® 2x Strategy Fund | Russell 2000 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(11.01%)
5 Years	rr_AverageAnnualReturnYear05	7.64%
10 Years	rr_AverageAnnualReturnYear10	15.22%
Guggenheim Variable Insurance Funds Prospectus | Russell 2000® 2x Strategy Fund | Russell 2000(R) 2x Strategy Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.92%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.84%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 187
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	579
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	995
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,159
Annual Return 2009	rr_AnnualReturn2009	35.85%
Annual Return 2010	rr_AnnualReturn2010	48.30%
Annual Return 2011	rr_AnnualReturn2011	(19.38%)
Annual Return 2012	rr_AnnualReturn2012	29.19%
Annual Return 2013	rr_AnnualReturn2013	85.72%
Annual Return 2014	rr_AnnualReturn2014	5.17%
Annual Return 2015	rr_AnnualReturn2015	(13.15%)
Annual Return 2016	rr_AnnualReturn2016	38.11%
Annual Return 2017	rr_AnnualReturn2017	26.26%
Annual Return 2018	rr_AnnualReturn2018	(26.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(42.31%)
Label	rr_AverageAnnualReturnLabel	Russell 2000® 2x Strategy Fund
1 Year	rr_AverageAnnualReturnYear01	(26.21%)
5 Years	rr_AverageAnnualReturnYear05	3.28%
10 Years	rr_AverageAnnualReturnYear10	16.43%
Guggenheim Variable Insurance Funds Prospectus | S&P 500 2x Strategy Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	S&P 500® 2X STRATEGY FUND
Supplement [Text Block]	ck0001064046_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND
The S&P 500® 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results.  As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period.  Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., 2x) and the cumulative performance of the benchmark.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments.  Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 424% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	424.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, swaps on exchange-traded funds ("ETFs"), futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps, swaps on ETFs and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or in the same proportion that those securities are represented in the Fund's benchmark. The Advisor attempts to consistently apply leverage to increase the Fund's exposure to 200% of the underlying index, and expects to rebalance the Fund's holdings daily to maintain such exposure. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies in the underlying index.

The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor’s Corporation on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from $4.27 billion to $906.13 billion as of March 31, 2019. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Consumer Staples Sector, Energy Sector, Financials Sector, Health Care Sector, Industrials Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.

On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Consumer Staples Sector, Energy Sector, Financials Sector, Health Care Sector, Industrials Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COMPOUNDING RISK—In addition to the correlation risks described under “Correlation Risk”, the Fund’s returns are subject to the effects of compounding, which generally will cause the Fund’s performance to not correlate to the performance of the benchmark over periods greater than a single day, before accounting for fees and fund expenses. Compounded returns are the result of reinvesting daily returns over periods greater than a single day. The Fund’s compounded returns for periods greater than a single day will be different than the performance of the benchmark over the same period. The effects of compounding on the performance of the Fund will be more pronounced when the underlying index experiences increased volatility, the greater the leverage employed in the Fund, and over longer holding periods.

Compounding affects the performance of all investments over time, but has a more significant effect on a leveraged index fund because the magnified changes in performance produced by the use of leverage lead to greater increases and decreases in the fund’s daily returns which are then compounded over time. The effects of compounding, therefore, have a more significant effect on the Fund because it seeks to match a multiple of the performance of the Fund’s underlying index on a daily basis.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends or interest paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%

The underlying index’s annualized historical volatility rate for the five-year period ended March 31, 2019 is 15.94%. The underlying index’s highest one-year volatility rate during the five-year period is 14.66%. The underlying index’s annualized performance for the five-year period ended March 31, 2019 is 10.91%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to isolate the effects of the underlying index volatility and index performance on the return of the Fund, and underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

CORRELATION RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, including instances in which the Fund does not hold or have exposure to each component security of the underlying index and the effect of compounding on the Fund’s returns, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the returns of the underlying index for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for Fund fees and expenses.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including ETFs, closed-end funds, affiliated short-term fixed income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

INVESTMENT IN LOANS RISK—Investing in loans involves special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LEVERAGING RISK—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments.  The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REAL ESTATE INVESTMENT TRUST ("REIT") RISK—REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall real estate and REIT markets, such as declining property values or rising interest rates, could have a negative impact on the real estate market and the value of REITs in general. REITs may be affected by changes in the value of the underlying property owned by the trusts, economic downturns which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Communication Services Sector Risk. The Fund's investments are exposed to issuers conducting business in the Communication Services Sector. The Communication Services Sector includes companies that facilitate communication and offer related content and information through various mediums. It includes telecom and media & entertainment companies including producers of interactive gaming products and companies engaged in content and information creation or distribution through proprietary platforms. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communication Services Sector. The performance of companies operating in the Communication Services Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Consumer Staples Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Staples Sector. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples Sector. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and also is affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.

Energy Sector Risk. The Fund's investments are exposed to issuers conducting business in the Energy Sector. The Energy Sector includes companies operating in the exploration and production, refining and marketing, and storage and transportation of oil and gas and coal and consumable fuels. It also includes companies that offer oil and gas equipment and related services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Energy Sector. The performance of companies operating in the Energy Sector is closely tied to the price and supply of energy fuels and international political events.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q2 2009	33.10%	Q3 2011	-28.80%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | S&P 500 2x Strategy Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Guggenheim Variable Insurance Funds Prospectus | S&P 500 2x Strategy Fund | S&P 500 2x Strategy Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.87%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.81%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 184
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	569
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	980
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,127
Annual Return 2009	rr_AnnualReturn2009	46.40%
Annual Return 2010	rr_AnnualReturn2010	25.47%
Annual Return 2011	rr_AnnualReturn2011	(3.95%)
Annual Return 2012	rr_AnnualReturn2012	29.39%
Annual Return 2013	rr_AnnualReturn2013	68.71%
Annual Return 2014	rr_AnnualReturn2014	24.66%
Annual Return 2015	rr_AnnualReturn2015	(1.66%)
Annual Return 2016	rr_AnnualReturn2016	20.40%
Annual Return 2017	rr_AnnualReturn2017	43.49%
Annual Return 2018	rr_AnnualReturn2018	(15.41%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.80%)
Label	rr_AverageAnnualReturnLabel	S&P 500® 2x Strategy Fund
1 Year	rr_AverageAnnualReturnYear01	(15.41%)
5 Years	rr_AverageAnnualReturnYear05	12.37%
10 Years	rr_AverageAnnualReturnYear10	21.30%
Guggenheim Variable Insurance Funds Prospectus | Inverse Dow 2x Strategy Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	INVERSE DOW 2X STRATEGY FUND
Supplement [Text Block]	ck0001064046_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND
The Inverse Dow 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide leveraged investment results that match twice the inverse of the performance of a specific underlying index on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., -2x) and the cumulative performance of the benchmark.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risks of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 524% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	524.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in derivative instruments, which primarily consist of equity index swaps, swaps on exchange-traded funds ("ETFs"), futures contracts, and options on securities, securities indices, and futures contracts. While the Fund may write (sell) and purchase swaps, it expects primarily to write swaps. The Advisor attempts to consistently apply leverage to increase the Fund's exposure to -200% of the underlying index, and expects to rebalance the Fund's holdings daily to maintain such exposure. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index.

The Dow Jones Industrial Average® is a price-weighted index of 30 “blue chip” U.S. stocks, which generally represent large-capitalization companies with a capitalization range of $36.16 billion to $906.13 billion as of March 31, 2019. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Consumer Staples Sector, Energy Sector, Financials Sector, Health Care Sector, Industrials Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the underlying index components, and thus the Fund's investments, are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Aerospace & Defense Industry, a separate industry within the Industrials Sector. The industries in which the underlying index components, and thus the Fund's investments, may be concentrated will vary as the composition of the underlying index changes over time.

On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Consumer Staples Sector, Energy Sector, Financials Sector, Health Care Sector, Industrials Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the underlying index components, and thus the Fund's investments, are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Aerospace & Defense Industry, a separate industry within the Industrials Sector. The industries in which the underlying index components, and thus the Fund's investments, may be concentrated will vary as the composition of the underlying index changes over time.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COMPOUNDING RISK—In addition to the correlation risks described under “Correlation Risk”, the Fund’s returns are subject to the effects of compounding, which generally will cause the Fund’s performance to not correlate to the performance of the benchmark over periods greater than a single day, before accounting for fees and fund expenses. Compounded returns are the result of reinvesting daily returns over periods greater than a single day. The Fund’s compounded returns for periods greater than a single day will be different than the performance of the benchmark over the same period. The effects of compounding on the performance of the Fund will be more pronounced when the underlying index experiences increased volatility, the greater the leverage employed in the Fund, and over longer holding periods.

Compounding affects the performance of all investments over time, but has a more significant effect on a leveraged index fund because the magnified changes in performance produced by the use of leverage lead to greater increases and decreases in the fund’s daily returns which are then compounded over time. The effects of compounding, therefore, have a more significant effect on the Fund because it seeks to match a multiple of the inverse performance of the Fund’s underlying index on a daily basis.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends or interest paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-2x	10%	25%	50%	75%	100%
-60%	120%	506%	404%	199%	13%	-69%
-50%	100%	286%	229%	91%	-27%	-82%
-40%	80%	171%	128%	33%	-49%	-86%
-30%	60%	99%	70%	-1%	-62%	-90%
-20%	40%	52%	31%	-27%	-70%	-93%
-10%	20%	20%	3%	-42%	-77%	-94%
0%	0%	-3%	-18%	-52%	-81%	-96%
10%	-20%	-19%	-31%	-61%	-84%	-96%
20%	-40%	-32%	-43%	-67%	-87%	-97%
30%	-60%	-42%	-51%	-72%	-89%	-97%
40%	-80%	-50%	-58%	-75%	-91%	-97%
50%	-100%	-57%	-63%	-79%	-92%	-98%
60%	-120%	-62%	-68%	-82%	-93%	-98%

The underlying index’s annualized historical volatility rate for the five-year period ended December 31, 2018 is 14.74%. The underlying index’s highest one-year volatility rate during the five-year period is 14.93%. The underlying index’s annualized performance for the five-year period ended December 31, 2018 is 12.21%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to isolate the effects of the underlying index volatility and index performance on the return of the Fund, and underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

CORRELATION RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, including instances in which the Fund does not hold or have exposure to each component security of the underlying index and the effect of compounding on the Fund’s returns, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the returns of the underlying index for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for Fund fees and expenses.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As of March 31, 2019, the underlying index components, and thus the Fund's investments, are concentrated in securities issued by companies in the industry described below. The industries in which the underlying index components, and thus the Fund's assets, may be concentrated will vary as the composition of the underlying index changes over time.

Aerospace & Defense Industry. As a result of the Fund's concentration in the Aerospace & Defense Industry, the Fund is subject to the risks associated with that Industry. The Aerospace & Defense Industry includes manufacturers of civil or military aerospace and defense equipment, parts or products, including defense electronics and space equipment. Companies in the Aerospace & Defense Industry rely to a large extent on government demand for their products and services and may be significantly affected by changes in legislative or government regulations and spending policies, as well as economic conditions and industry consolidation. The aerospace industry, in particular, has recently been affected by adverse economic conditions and industry consolidation. In addition, deregulation has substantially diminished the U.S. government’s role within the airline industry. Competition, labor relations and the price of fuel also can affect the Aerospace & Defense Industry. The Aerospace & Defense Industry is a separate industry within the Industrials Sector.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including ETFs, closed-end funds, affiliated short-term fixed income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

INVESTMENT IN LOANS RISK—Investing in loans involves special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LEVERAGING RISK—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments.  The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Consumer Staples Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Staples Sector. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples Sector. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and also is affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.

Energy Sector Risk. The Fund's investments are exposed to issuers conducting business in the Energy Sector. The Energy Sector includes companies operating in the exploration and production, refining and marketing, and storage and transportation of oil and gas and coal and consumable fuels. It also includes companies that offer oil and gas equipment and related services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Energy Sector. The performance of companies operating in the Energy Sector is closely tied to the price and supply of energy fuels and international political events.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SHORT SALES AND SHORT EXPOSURE RISK—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Fund to counterparty credit risk and leverage risk. The risk for loss on a short sale or other short exposure is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The risk of loss through a short sale or other short exposure may in some cases be theoretically unlimited. Government actions also may affect the Fund’s ability to engage in short selling.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q4 2018	22.50%	Q3 2009	-27.17%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Inverse Dow 2x Strategy Fund | Dow Jones Industrial Average
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(3.48%)
5 Years	rr_AverageAnnualReturnYear05	9.70%
10 Years	rr_AverageAnnualReturnYear10	13.16%
Guggenheim Variable Insurance Funds Prospectus | Inverse Dow 2x Strategy Fund | Inverse Dow 2x Strategy Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.91%	[9]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.85%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,169
Annual Return 2009	rr_AnnualReturn2009	(44.65%)
Annual Return 2010	rr_AnnualReturn2010	(30.29%)
Annual Return 2011	rr_AnnualReturn2011	(27.07%)
Annual Return 2012	rr_AnnualReturn2012	(22.46%)
Annual Return 2013	rr_AnnualReturn2013	(43.89%)
Annual Return 2014	rr_AnnualReturn2014	(21.77%)
Annual Return 2015	rr_AnnualReturn2015	(8.03%)
Annual Return 2016	rr_AnnualReturn2016	(29.65%)
Annual Return 2017	rr_AnnualReturn2017	(38.95%)
Annual Return 2018	rr_AnnualReturn2018	1.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.17%)
Label	rr_AverageAnnualReturnLabel	Inverse Dow 2x Strategy Fund
1 Year	rr_AverageAnnualReturnYear01	1.43%
5 Years	rr_AverageAnnualReturnYear05	(20.71%)
10 Years	rr_AverageAnnualReturnYear10	(27.82%)
Guggenheim Variable Insurance Funds Prospectus | Inverse NASDAQ-100® 2x Strategy Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	INVERSE NASDAQ-100® 2X STRATEGY FUND
Supplement [Text Block]	ck0001064046_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND
The Inverse NASDAQ-100® 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide leveraged investment results that match twice the inverse of the performance of a specific underlying index on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., -2x) and the cumulative performance of the benchmark.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risks of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. Since the Fund had not yet commenced operations as of the most recent fiscal year end, there is no portfolio turnover rate to report.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" is based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in derivative instruments, which primarily consist of equity index swaps, swaps on exchange-traded funds, futures contracts, and options on securities, securities indices, and futures contracts. While the Fund may write (sell) and purchase swaps, it expects primarily to write swaps. The Advisor attempts to consistently apply leverage to increase the Fund's exposure to -200% of the underlying index, and expects to rebalance the Fund's holdings daily to maintain such exposure. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. The Fund also may invest in American Depositary Receipts (“ADRs”) to gain inverse exposure to international companies included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index.

The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with capitalizations ranging from $9.1 billion to $906.13 billion as of March 31, 2019. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Consumer Staples Sector, Health Care Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the underlying index components, and thus the Fund's investments, are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Interactive Media & Services Industry, a separate industry within the Communication Services Sector, Internet & Direct Marketing Retail Industry, a separate industry within the Consumer Discretionary Sector, and Semiconductors & Semiconductor Equipment Industry and Software Industry, separate industries within the Information Technology Sector. The industries in which the underlying index components, and thus the Fund's investments, may be concentrated will vary as the composition of the underlying index changes over time.

On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Consumer Staples Sector, Health Care Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the underlying index components, and thus the Fund's investments, are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Interactive Media & Services Industry, a separate industry within the Communication Services Sector, Internet & Direct Marketing Retail Industry, a separate industry within the Consumer Discretionary Sector, and Semiconductors & Semiconductor Equipment Industry and Software Industry, separate industries within the Information Technology Sector. The industries in which the underlying index components, and thus the Fund's investments, may be concentrated will vary as the composition of the underlying index changes over time.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

COMPOUNDING RISK—In addition to the correlation risks described under “Correlation Risk”, the Fund’s returns are subject to the effects of compounding, which generally will cause the Fund’s performance to not correlate to the performance of the benchmark over periods greater than a single day, before accounting for fees and fund expenses. Compounded returns are the result of reinvesting daily returns over periods greater than a single day. The Fund’s compounded returns for periods greater than a single day will be different than the performance of the benchmark over the same period. The effects of compounding on the performance of the Fund will be more pronounced when the underlying index experiences increased volatility, the greater the leverage employed in the Fund, and over longer holding periods.

Compounding affects the performance of all investments over time, but has a more significant effect on a leveraged index fund because the magnified changes in performance produced by the use of leverage lead to greater increases and decreases in the fund’s daily returns which are then compounded over time. The effects of compounding, therefore, have a more significant effect on the Fund because it seeks to match a multiple of the inverse performance of the Fund’s underlying index on a daily basis.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends or interest paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-2x	10%	25%	50%	75%	100%
-60%	120%	506%	404%	199%	13%	-69%
-50%	100%	286%	229%	91%	-27%	-82%
-40%	80%	171%	128%	33%	-49%	-86%
-30%	60%	99%	70%	-1%	-62%	-90%
-20%	40%	52%	31%	-27%	-70%	-93%
-10%	20%	20%	3%	-42%	-77%	-94%
0%	0%	-3%	-18%	-52%	-81%	-96%
10%	-20%	-19%	-31%	-61%	-84%	-96%
20%	-40%	-32%	-43%	-67%	-87%	-97%
30%	-60%	-42%	-51%	-72%	-89%	-97%
40%	-80%	-50%	-58%	-75%	-91%	-97%
50%	-100%	-57%	-63%	-79%	-92%	-98%
60%	-120%	-62%	-68%	-82%	-93%	-98%

The underlying index’s annualized historical volatility rate for the five-year period ended March 31, 2019 is 18.73%. The underlying index’s highest one-year volatility rate during the five-year period is 18.20%. The underlying index’s annualized performance for the five-year period ended March 31, 2019 is 16.84%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to isolate the effects of the underlying index volatility and index performance on the return of the Fund, and underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

CORRELATION RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, including instances in which the Fund does not hold or have exposure to each component security of the underlying index and the effect of compounding on the Fund’s returns, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the returns of the underlying index for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for Fund fees and expenses.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As of March 31, 2019, the underlying index components, and thus the Fund's investments, are concentrated in securities issued by companies in the industries described below. The industries in which the underlying index components, and thus the Fund's assets, may be concentrated will vary as the composition of the underlying index changes over time.

Interactive Media & Services Industry. As a result of the Fund's concentration in the Interactive Media & Services Industry, the Fund is subject to the risks associated with that Industry. The Interactive Media & Services Industry includes companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements, including search engines, social media and networking platforms, online classifieds, and online review companies. The prices of the securities of companies in the Interactive Media & Services Industry are closely tied to the performance of the overall economy and also may be affected by economic growth, consumer confidence and consumer spending. Changes in demographics and consumer tastes also can affect the success of companies in the Interactive Media & Services Industry. Legislative or regulatory changes and increased government supervision also may affect companies in the Interactive Media & Services Industry. The Interactive Media & Services Industry is a separate industry within the Communication Services Sector.

Internet & Direct Marketing Retail Industry. As a result of the Fund's concentration in the Internet & Direct Marketing Retail Industry, the Fund is subject to the risks associated with that Industry. The Internet & Direct Marketing Retail Industry includes companies that provide retail services primarily on the Internet, through mail order, ad TV home shopping retailers. The Internet & Direct Marketing Industry relies heavily on consumer spending and the prices of securities of companies in the Internet & Direct Marketing Industry may fluctuate widely due to general economic conditions, consumer spending and the availability of disposable income, changing consumer tastes and preferences and consumer demographics. Legislative or regulatory changes and increased government supervision also may affect companies in the Internet & Direct Marketing Retail Industry. The Internet & Direct Marketing Retail Industry is a separate industry within the Consumer Discretionary Sector.

Semiconductors & Semiconductor Equipment Industry. As a result of the Fund's concentration in the Semiconductors & Semiconductor Equipment Industry, the Fund is subject to the risks associated with that Industry. The Semiconductors & Semiconductor Equipment Industry includes manufacturers of semiconductor equipment, semiconductors and related products, including equipment used in the solar power industry and manufacturers of solar modules and cells. Companies in the Semiconductors and Semiconductor Equipment Industry rely heavily on technology. The prices of the securities of companies in the Semiconductors and Semiconductor Equipment Industry may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, heavy expenses incurred for research and development of products or services that prove unsuccessful, problems related to bringing products to market, and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may affect companies in the Semiconductors and Semiconductor Equipment Industry. The Semiconductors and Semiconductor Equipment Industry is a separate industry within the Information Technology Sector.

Software Industry. As a result of the Fund's concentration in the Software Industry, the Fund is subject to the risks associated with that Industry. The Software Industry includes companies engaged in developing and producing software designed for specialized applications and systems and database management software and manufacturers of home entertainment and educational software used primarily in the home. The prices of the securities of companies in the Software Industry may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, heavy expenses incurred for research and development of products or services that prove unsuccessful, problems related to bringing products to market, and rapid obsolescence of products. In addition, many software companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies' technology. Legislative or regulatory changes and increased government supervision also may affect companies in the Software Industry. The Software Industry is a separate industry within the Information Technology Sector.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LEVERAGING RISK—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Communication Services Sector Risk. The Fund's investments are exposed to issuers conducting business in the Communication Services Sector. The Communication Services Sector includes companies that facilitate communication and offer related content and information through various mediums. It includes telecom and media & entertainment companies including producers of interactive gaming products and companies engaged in content and information creation or distribution through proprietary platforms. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communication Services Sector. The performance of companies operating in the Communication Services Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Consumer Staples Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Staples Sector. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples Sector. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and also is affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.

Health Care Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SHORT SALES AND SHORT EXPOSURE RISK—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Fund to counterparty credit risk and leverage risk. The risk for loss on a short sale or other short exposure is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The risk of loss through a short sale or other short exposure may in some cases be theoretically unlimited. Government actions also may affect the Fund’s ability to engage in short selling.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Guggenheim Variable Insurance Funds Prospectus | Inverse NASDAQ-100® 2x Strategy Fund | Inverse NASDAQ-100(R) 2x Strategy Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.92%	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 185
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 573
Guggenheim Variable Insurance Funds Prospectus | Inverse Russell 2000® 2x Strategy Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	INVERSE RUSSELL 2000® 2X STRATEGY FUND
Supplement [Text Block]	ck0001064046_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND
The Inverse Russell 2000® 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide leveraged investment results that match twice the inverse of the performance of a specific underlying index on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., -2x) and the cumulative performance of the benchmark.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risks of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. Since the Fund had not yet commenced operations as of the most recent fiscal year end, there is no portfolio turnover rate to report.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" is based on estimated amounts for the current fiscal year and does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in derivative instruments, which primarily consist of equity index swaps, swaps on exchange-traded funds, futures contracts, and options on securities, securities indices, and futures contracts. While the Fund may write (sell) and purchase swaps, it expects primarily to write swaps. The Advisor attempts to consistently apply leverage to increase the Fund's exposure to -200% of the underlying index, and expects to rebalance the Fund's holdings daily to maintain such exposure. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index.

The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from $7 million to $8.79 billion as of March 31, 2019. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector, Information Technology Sector and Real Estate Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.

On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector, Information Technology Sector and Real Estate Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

COMPOUNDING RISK—In addition to the correlation risks described under “Correlation Risk”, the Fund’s returns are subject to the effects of compounding, which generally will cause the Fund’s performance to not correlate to the performance of the benchmark over periods greater than a single day, before accounting for fees and fund expenses. Compounded returns are the result of reinvesting daily returns over periods greater than a single day. The Fund’s compounded returns for periods greater than a single day will be different than the performance of the benchmark over the same period. The effects of compounding on the performance of the Fund will be more pronounced when the underlying index experiences increased volatility, the greater the leverage employed in the Fund, and over longer holding periods.

Compounding affects the performance of all investments over time, but has a more significant effect on a leveraged index fund because the magnified changes in performance produced by the use of leverage lead to greater increases and decreases in the fund’s daily returns which are then compounded over time. The effects of compounding, therefore, have a more significant effect on the Fund because it seeks to match a multiple of the inverse performance of the Fund’s underlying index on a daily basis.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends or interest paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-2x	10%	25%	50%	75%	100%
-60%	120%	506%	404%	199%	13%	-69%
-50%	100%	286%	229%	91%	-27%	-82%
-40%	80%	171%	128%	33%	-49%	-86%
-30%	60%	99%	70%	-1%	-62%	-90%
-20%	40%	52%	31%	-27%	-70%	-93%
-10%	20%	20%	3%	-42%	-77%	-94%
0%	0%	-3%	-18%	-52%	-81%	-96%
10%	-20%	-19%	-31%	-61%	-84%	-96%
20%	-40%	-32%	-43%	-67%	-87%	-97%
30%	-60%	-42%	-51%	-72%	-89%	-97%
40%	-80%	-50%	-58%	-75%	-91%	-97%
50%	-100%	-57%	-63%	-79%	-92%	-98%
60%	-120%	-62%	-68%	-82%	-93%	-98%

The underlying index’s annualized historical volatility rate for the five-year period ended March 31, 2019 is 22.96%. The underlying index’s highest one-year volatility rate during the five-year period is 17.45%. The underlying index’s annualized performance for the five-year period ended March 31, 2019 is 7.05%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to isolate the effects of the underlying index volatility and index performance on the return of the Fund, and underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

CORRELATION RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, including instances in which the Fund does not hold or have exposure to each component security of the underlying index and the effect of compounding on the Fund’s returns, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the returns of the underlying index for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for Fund fees and expenses.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

LEVERAGING RISK—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments.  The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

REAL ESTATE INVESTMENT TRUST ("REIT") RISK—REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall real estate and REIT markets, such as declining property values or rising interest rates, could have a negative impact on the real estate market and the value of REITs in general. REITs may be affected by changes in the value of the underlying property owned by the trusts, economic downturns which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Real Estate Sector Risk. The Fund's investments are exposed to issuers conducting business in the Real Estate Sector. The Real Estate Sector contains companies operating in real estate development and operation. It also includes companies offering real estate related services and REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Real Estate Sector. The performance of companies operating in the Real Estate Sector has historically been cyclical and particularly sensitive to the overall economy and market changes, including declines in the value of real estate or, conversely, saturation of the real estate market, economic downturns and defaults by borrowers or tenants during such periods, increases in competition, possible lack of mortgage funds or other limits to accessing the credit or capital markets, and changes in interest rates.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SHORT SALES AND SHORT EXPOSURE RISK—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Fund to counterparty credit risk and leverage risk. The risk for loss on a short sale or other short exposure is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The risk of loss through a short sale or other short exposure may in some cases be theoretically unlimited. Government actions also may affect the Fund’s ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Guggenheim Variable Insurance Funds Prospectus | Inverse Russell 2000® 2x Strategy Fund | Inverse Russell 2000(R) 2x Strategy Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.93%	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 186
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 576
Guggenheim Variable Insurance Funds Prospectus | Inverse S&P 500 2x Strategy Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	INVERSE S&P 500® 2X STRATEGY FUND
Supplement [Text Block]	ck0001064046_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND
The Inverse S&P 500® 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide leveraged investment results that match twice the inverse of the performance of a specific underlying index on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., -2x) and the cumulative performance of the benchmark.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risks of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. Since the Fund had not yet commenced operations as of the most recent fiscal year end, there is no portfolio turnover rate to report.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" is based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in derivative instruments, which primarily consist of equity index swaps, swaps on exchange-traded funds, futures contracts, and options on securities, securities indices, and futures contracts. While the Fund may write (sell) and purchase swaps, it expects primarily to write swaps. The Advisor attempts to consistently apply leverage to increase the Fund's exposure to -200% of the underlying index, and expects to rebalance the Fund's holdings daily to maintain such exposure. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index.

The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor’s Corporation on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from $4.27 billion to $906.13 billion as of March 31, 2019. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Consumer Staples Sector, Energy Sector, Financials Sector, Health Care Sector, Industrials Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.

On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Consumer Staples Sector, Energy Sector, Financials Sector, Health Care Sector, Industrials Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

COMPOUNDING RISK—In addition to the correlation risks described under “Correlation Risk”, the Fund’s returns are subject to the effects of compounding, which generally will cause the Fund’s performance to not correlate to the performance of the benchmark over periods greater than a single day, before accounting for fees and fund expenses. Compounded returns are the result of reinvesting daily returns over periods greater than a single day. The Fund’s compounded returns for periods greater than a single day will be different than the performance of the benchmark over the same period. The effects of compounding on the performance of the Fund will be more pronounced when the underlying index experiences increased volatility, the greater the leverage employed in the Fund, and over longer holding periods.

Compounding affects the performance of all investments over time, but has a more significant effect on a leveraged index fund because the magnified changes in performance produced by the use of leverage lead to greater increases and decreases in the fund’s daily returns which are then compounded over time. The effects of compounding, therefore, have a more significant effect on the Fund because it seeks to match a multiple of the inverse performance of the Fund’s underlying index on a daily basis.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends or interest paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-2x	10%	25%	50%	75%	100%
-60%	120%	506%	404%	199%	13%	-69%
-50%	100%	286%	229%	91%	-27%	-82%
-40%	80%	171%	128%	33%	-49%	-86%
-30%	60%	99%	70%	-1%	-62%	-90%
-20%	40%	52%	31%	-27%	-70%	-93%
-10%	20%	20%	3%	-42%	-77%	-94%
0%	0%	-3%	-18%	-52%	-81%	-96%
10%	-20%	-19%	-31%	-61%	-84%	-96%
20%	-40%	-32%	-43%	-67%	-87%	-97%
30%	-60%	-42%	-51%	-72%	-89%	-97%
40%	-80%	-50%	-58%	-75%	-91%	-97%
50%	-100%	-57%	-63%	-79%	-92%	-98%
60%	-120%	-62%	-68%	-82%	-93%	-98%

The underlying index’s annualized historical volatility rate for the five-year period ended March 31, 2019 is 15.94%. The underlying index’s highest one-year volatility rate during the five-year period is 14.66%. The underlying index’s annualized performance for the five-year period ended March 31, 2019 is 10.91%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to isolate the effects of the underlying index volatility and index performance on the return of the Fund, and underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

CORRELATION RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, including instances in which the Fund does not hold or have exposure to each component security of the underlying index and the effect of compounding on the Fund’s returns, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the returns of the underlying index for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for Fund fees and expenses.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LEVERAGING RISK—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments.  The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

REAL ESTATE INVESTMENT TRUST ("REIT") RISK—REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall real estate and REIT markets, such as declining property values or rising interest rates, could have a negative impact on the real estate market and the value of REITs in general. REITs may be affected by changes in the value of the underlying property owned by the trusts, economic downturns which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Communication Services Sector Risk. The Fund's investments are exposed to issuers conducting business in the Communication Services Sector. The Communication Services Sector includes companies that facilitate communication and offer related content and information through various mediums. It includes telecom and media & entertainment companies including producers of interactive gaming products and companies engaged in content and information creation or distribution through proprietary platforms. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communication Services Sector. The performance of companies operating in the Communication Services Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Consumer Staples Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Staples Sector. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples Sector. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and also is affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.

Energy Sector Risk. The Fund's investments are exposed to issuers conducting business in the Energy Sector. The Energy Sector includes companies operating in the exploration and production, refining and marketing, and storage and transportation of oil and gas and coal and consumable fuels. It also includes companies that offer oil and gas equipment and related services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Energy Sector. The performance of companies operating in the Energy Sector is closely tied to the price and supply of energy fuels and international political events.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SHORT SALES AND SHORT EXPOSURE RISK—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Fund to counterparty credit risk and leverage risk. The risk for loss on a short sale or other short exposure is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The risk of loss through a short sale or other short exposure may in some cases be theoretically unlimited. Government actions also may affect the Fund’s ability to engage in short selling.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Guggenheim Variable Insurance Funds Prospectus | Inverse S&P 500 2x Strategy Fund | Inverse S&P 500 2x Strategy Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.87%	[13]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 180
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 557
Guggenheim Variable Insurance Funds Prospectus | Inverse Mid-Cap Strategy Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	INVERSE MID-CAP STRATEGY FUND
Supplement [Text Block]	ck0001064046_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND
The Inverse Mid-Cap Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide investment results that match the inverse of the performance of a specific underlying index on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.
Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., -1x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risks of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 404% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	404.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Unlike a traditional index fund, the Fund’s investment objective is to perform opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, swaps on exchange-traded funds ("ETFs"), futures contracts, and options on securities, futures contracts, and stock indices. The Advisor expects to rebalance the Fund's positions daily to maintain exposure that is opposite to that of the underlying index. While the Fund may write (sell) and purchase swaps, it expects primarily to write swaps. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The S&P MidCap 400® Index is a modified capitalization-weighted index composed of 400 mid-cap stocks chosen by Standard & Poor's Corporation for market size, liquidity, and industry group representation. The S&P MidCap 400® Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with capitalizations ranging from $1.21 billion to $13.35 billion as of March 31, 2019. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector, Information Technology Sector and Real Estate Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.

On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector, Information Technology Sector and Real Estate Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COMPOUNDING RISK—In addition to the correlation risks described under “Correlation Risk”, the Fund’s returns are subject to the effects of compounding, which generally will cause the Fund’s performance to not correlate to the performance of the benchmark over periods greater than a single day, before accounting for fees and fund expenses. Compounded returns are the result of reinvesting daily returns over periods greater than a single day. The Fund’s compounded returns for periods greater than a single day will be different than the performance of the benchmark over the same period. The effects of compounding on the performance of the Fund will be more pronounced when the underlying index experiences increased volatility and over longer holding periods.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends or interest paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-1x	10%	25%	50%	75%	100%
-60%	60%	148%	132%	96%	42%	-6%
-50%	50%	98%	87%	57%	14%	-28%
-40%	40%	65%	56%	30%	-5%	-38%
-30%	30%	42%	34%	13%	-18%	-47%
-20%	20%	24%	18%	-3%	-28%	-54%
-10%	10%	10%	4%	-13%	-36%	-59%
0%	0%	-1%	-6%	-22%	-43%	-64%
10%	-10%	-10%	-15%	-29%	-48%	-67%
20%	-20%	-17%	-22%	-35%	-53%	-69%
30%	-30%	-24%	-28%	-40%	-56%	-71%
40%	-40%	-29%	-33%	-44%	-60%	-73%
50%	-50%	-34%	-37%	-48%	-62%	-76%
60%	-60%	-38%	-41%	-51%	-65%	-78%

The underlying index’s annualized historical volatility rate for the five-year period ended March 31, 2019 is 20.54%. The underlying index’s highest one-year volatility rate during the five-year period is 14.99%. The underlying index’s annualized performance for the five-year period ended March 31, 2019 is 8.29%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to isolate the effects of the underlying index volatility and index performance on the return of the Fund, and underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

CORRELATION RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, including instances in which the Fund does not hold or have exposure to each component security of the underlying index and the effect of compounding on the Fund’s returns, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are the inverse of the returns of the underlying index for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the performance of the inverse of the underlying index, before accounting for Fund fees and expenses.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including ETFs, closed-end funds, affiliated short-term fixed income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

INVESTMENT IN LOANS RISK—Investing in loans involves special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REAL ESTATE INVESTMENT TRUST ("REIT") RISK—REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall real estate and REIT markets, such as declining property values or rising interest rates, could have a negative impact on the real estate market and the value of REITs in general. REITs may be affected by changes in the value of the underlying property owned by the trusts, economic downturns which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Real Estate Sector Risk. The Fund's investments are exposed to issuers conducting business in the Real Estate Sector. The Real Estate Sector contains companies operating in real estate development and operation. It also includes companies offering real estate related services and REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Real Estate Sector. The performance of companies operating in the Real Estate Sector has historically been cyclical and particularly sensitive to the overall economy and market changes, including declines in the value of real estate or, conversely, saturation of the real estate market, economic downturns and defaults by borrowers or tenants during such periods, increases in competition, possible lack of mortgage funds or other limits to accessing the credit or capital markets, and changes in interest rates.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SHORT SALES AND SHORT EXPOSURE RISK—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Fund to counterparty credit risk and leverage risk. The risk for loss on a short sale or other short exposure is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The risk of loss through a short sale or other short exposure may in some cases be theoretically unlimited. Government actions also may affect the Fund’s ability to engage in short selling.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q3 2011	19.27%	Q2 2009	-18.32%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Inverse Mid-Cap Strategy Fund | S&P MidCap 400® Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(11.08%)
5 Years	rr_AverageAnnualReturnYear05	6.03%
10 Years	rr_AverageAnnualReturnYear10	13.68%
Guggenheim Variable Insurance Funds Prospectus | Inverse Mid-Cap Strategy Fund | Inverse Mid-Cap Strategy Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.87%	[14]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.80%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 183
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	566
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	975
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,116
Annual Return 2009	rr_AnnualReturn2009	(35.28%)
Annual Return 2010	rr_AnnualReturn2010	(25.29%)
Annual Return 2011	rr_AnnualReturn2011	(7.34%)
Annual Return 2012	rr_AnnualReturn2012	(18.36%)
Annual Return 2013	rr_AnnualReturn2013	(27.57%)
Annual Return 2014	rr_AnnualReturn2014	(11.56%)
Annual Return 2015	rr_AnnualReturn2015	(1.12%)
Annual Return 2016	rr_AnnualReturn2016	(19.13%)
Annual Return 2017	rr_AnnualReturn2017	(13.55%)
Annual Return 2018	rr_AnnualReturn2018	10.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.32%)
Label	rr_AverageAnnualReturnLabel	Inverse Mid-Cap Strategy Fund
1 Year	rr_AverageAnnualReturnYear01	10.90%
5 Years	rr_AverageAnnualReturnYear05	(7.48%)
10 Years	rr_AverageAnnualReturnYear10	(15.77%)
Guggenheim Variable Insurance Funds Prospectus | Inverse NASDAQ-100® Strategy Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	INVERSE NASDAQ-100® STRATEGY FUND
Supplement [Text Block]	ck0001064046_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND
The Inverse NASDAQ-100® Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide investment results that match the inverse of the performance of a specific underlying index on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.
Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., -1x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risks of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 136% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	136.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Unlike a traditional index fund, the Fund’s investment objective is to perform opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, swaps on exchange-traded funds ("ETFs"), futures contracts, and options on securities, futures contracts, and stock indices. The Advisor expects to rebalance the Fund's positions daily to maintain exposure that is opposite to that of the underlying index. While the Fund may write (sell) and purchase swaps, it expects primarily to write swaps. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. The Fund also may invest in American Depositary Receipts (“ADRs”) to gain inverse exposure to international companies included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with capitalizations ranging from $9.1 billion to $906.13 billion as of December 31, 2018. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COMPOUNDING RISK—In addition to the correlation risks described under “Correlation Risk”, the Fund’s returns are subject to the effects of compounding, which generally will cause the Fund’s performance to not correlate to the performance of the benchmark over periods greater than a single day, before accounting for fees and fund expenses. Compounded returns are the result of reinvesting daily returns over periods greater than a single day. The Fund’s compounded returns for periods greater than a single day will be different than the performance of the benchmark over the same period. The effects of compounding on the performance of the Fund will be more pronounced when the underlying index experiences increased volatility and over longer holding periods.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends or interest paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-1x	10%	25%	50%	75%	100%
-60%	60%	148%	132%	96%	42%	-6%
-50%	50%	98%	87%	57%	14%	-28%
-40%	40%	65%	56%	30%	-5%	-38%
-30%	30%	42%	34%	13%	-18%	-47%
-20%	20%	24%	18%	-3%	-28%	-54%
-10%	10%	10%	4%	-13%	-36%	-59%
0%	0%	-1%	-6%	-22%	-43%	-64%
10%	-10%	-10%	-15%	-29%	-48%	-67%
20%	-20%	-17%	-22%	-35%	-53%	-69%
30%	-30%	-24%	-28%	-40%	-56%	-71%
40%	-40%	-29%	-33%	-44%	-60%	-73%
50%	-50%	-34%	-37%	-48%	-62%	-76%
60%	-60%	-38%	-41%	-51%	-65%	-78%

The underlying index’s annualized historical volatility rate for the five-year period ended March 31, 2019 is 18.73%. The underlying index’s highest one-year volatility rate during the five-year period is 18.20%. The underlying index’s annualized performance for the five-year period ended March 31, 2019 is 16.84%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to isolate the effects of the underlying index volatility and index performance on the return of the Fund, and underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

CORRELATION RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, including instances in which the Fund does not hold or have exposure to each component security of the underlying index and the effect of compounding on the Fund’s returns, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are the inverse of the returns of the underlying index for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the performance of the inverse of the underlying index, before accounting for Fund fees and expenses.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including ETFs, closed-end funds, affiliated short-term fixed income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

INVESTMENT IN LOANS RISK—Investing in loans involves special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Communication Services Sector Risk. The Fund's investments are exposed to issuers conducting business in the Communication Services Sector. The Communication Services Sector includes companies that facilitate communication and offer related content and information through various mediums. It includes telecom and media & entertainment companies including producers of interactive gaming products and companies engaged in content and information creation or distribution through proprietary platforms. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communication Services Sector. The performance of companies operating in the Communication Services Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SHORT SALES AND SHORT EXPOSURE RISK—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Fund to counterparty credit risk and leverage risk. The risk for loss on a short sale or other short exposure is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The risk of loss through a short sale or other short exposure may in some cases be theoretically unlimited. Government actions also may affect the Fund’s ability to engage in short selling.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q4 2018	17.68%	Q1 2012	-18.17%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Inverse NASDAQ-100® Strategy Fund | NASDAQ 100 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	NASDAQ-100® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.04%
5 Years	rr_AverageAnnualReturnYear05	13.34%
10 Years	rr_AverageAnnualReturnYear10	19.29%
Guggenheim Variable Insurance Funds Prospectus | Inverse NASDAQ-100® Strategy Fund | Inverse NASDAQ-100(R) Strategy Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.93%	[16]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.87%	[17]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 190
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	588
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,011
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,190
Annual Return 2009	rr_AnnualReturn2009	(40.05%)
Annual Return 2010	rr_AnnualReturn2010	(21.27%)
Annual Return 2011	rr_AnnualReturn2011	(10.08%)
Annual Return 2012	rr_AnnualReturn2012	(18.64%)
Annual Return 2013	rr_AnnualReturn2013	(29.05%)
Annual Return 2014	rr_AnnualReturn2014	(18.63%)
Annual Return 2015	rr_AnnualReturn2015	(12.87%)
Annual Return 2016	rr_AnnualReturn2016	(9.48%)
Annual Return 2017	rr_AnnualReturn2017	(24.66%)
Annual Return 2018	rr_AnnualReturn2018	(2.77%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.17%)
Label	rr_AverageAnnualReturnLabel	Inverse NASDAQ-100® Strategy Fund
1 Year	rr_AverageAnnualReturnYear01	(2.77%)
5 Years	rr_AverageAnnualReturnYear05	(14.01%)
10 Years	rr_AverageAnnualReturnYear10	(19.44%)
Guggenheim Variable Insurance Funds Prospectus | Inverse Russell 2000® Strategy Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	INVERSE RUSSELL 2000® STRATEGY FUND
Supplement [Text Block]	ck0001064046_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND
The Inverse Russell 2000® Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide investment results that match the inverse of the performance of a specific underlying index on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.
Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., -1x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risks of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 287% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	287.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Unlike a traditional index fund, the Fund’s investment objective is to perform opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, swaps on exchange-traded funds ("ETFs"), futures contracts, and options on securities, futures contracts, and stock indices. The Advisor expects to rebalance the Fund's positions daily to maintain exposure that is opposite to that of the underlying index. While the Fund may write (sell) and purchase swaps, it expects primarily to write swaps. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from $7 million to $8.79 billion as of March 31, 2019. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COMPOUNDING RISK—In addition to the correlation risks described under “Correlation Risk”, the Fund’s returns are subject to the effects of compounding, which generally will cause the Fund’s performance to not correlate to the performance of the benchmark over periods greater than a single day, before accounting for fees and fund expenses. Compounded returns are the result of reinvesting daily returns over periods greater than a single day. The Fund’s compounded returns for periods greater than a single day will be different than the performance of the benchmark over the same period. The effects of compounding on the performance of the Fund will be more pronounced when the underlying index experiences increased volatility and over longer holding periods.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends or interest paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-1x	10%	25%	50%	75%	100%
-60%	60%	148%	132%	96%	42%	-6%
-50%	50%	98%	87%	57%	14%	-28%
-40%	40%	65%	56%	30%	-5%	-38%
-30%	30%	42%	34%	13%	-18%	-47%
-20%	20%	24%	18%	-3%	-28%	-54%
-10%	10%	10%	4%	-13%	-36%	-59%
0%	0%	-1%	-6%	-22%	-43%	-64%
10%	-10%	-10%	-15%	-29%	-48%	-67%
20%	-20%	-17%	-22%	-35%	-53%	-69%
30%	-30%	-24%	-28%	-40%	-56%	-71%
40%	-40%	-29%	-33%	-44%	-60%	-73%
50%	-50%	-34%	-37%	-48%	-62%	-76%
60%	-60%	-38%	-41%	-51%	-65%	-78%

The underlying index’s annualized historical volatility rate for the five-year period ended March 31, 2019 is 22.96%. The underlying index’s highest one-year volatility rate during the five-year period is 17.45%. The underlying index’s annualized performance for the five-year period ended March 31, 2019 is 7.05%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to isolate the effects of the underlying index volatility and index performance on the return of the Fund, and underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

CORRELATION RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, including instances in which the Fund does not hold or have exposure to each component security of the underlying index and the effect of compounding on the Fund’s returns, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are the inverse of the returns of the underlying index for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the performance of the inverse of the underlying index, before accounting for Fund fees and expenses.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including ETFs, closed-end funds, affiliated short-term fixed income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

INVESTMENT IN LOANS RISK—Investing in loans involves special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REAL ESTATE INVESTMENT TRUST ("REIT") RISK—REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall real estate and REIT markets, such as declining property values or rising interest rates, could have a negative impact on the real estate market and the value of REITs in general. REITs may be affected by changes in the value of the underlying property owned by the trusts, economic downturns which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SHORT SALES AND SHORT EXPOSURE RISK—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Fund to counterparty credit risk and leverage risk. The risk for loss on a short sale or other short exposure is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The risk of loss through a short sale or other short exposure may in some cases be theoretically unlimited. Government actions also may affect the Fund’s ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q4 2018	24.10%	Q2 2009	-21.10%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Inverse Russell 2000® Strategy Fund | Russell 2000 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(11.01%)
5 Years	rr_AverageAnnualReturnYear05	7.64%
10 Years	rr_AverageAnnualReturnYear10	15.22%
Guggenheim Variable Insurance Funds Prospectus | Inverse Russell 2000® Strategy Fund | Inverse Russell 2000(R) Strategy Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.93%	[18]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.86%	[19]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 189
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,006
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,180
Annual Return 2009	rr_AnnualReturn2009	(32.86%)
Annual Return 2010	rr_AnnualReturn2010	(27.62%)
Annual Return 2011	rr_AnnualReturn2011	(7.61%)
Annual Return 2012	rr_AnnualReturn2012	(18.15%)
Annual Return 2013	rr_AnnualReturn2013	(30.85%)
Annual Return 2014	rr_AnnualReturn2014	(8.85%)
Annual Return 2015	rr_AnnualReturn2015	0.10%
Annual Return 2016	rr_AnnualReturn2016	(20.28%)
Annual Return 2017	rr_AnnualReturn2017	(13.49%)
Annual Return 2018	rr_AnnualReturn2018	11.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.10%)
Label	rr_AverageAnnualReturnLabel	Inverse Russell 2000® Strategy Fund
1 Year	rr_AverageAnnualReturnYear01	11.13%
5 Years	rr_AverageAnnualReturnYear05	(6.90%)
10 Years	rr_AverageAnnualReturnYear10	(15.87%)
Guggenheim Variable Insurance Funds Prospectus | Inverse S&P 500 Strategy Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	INVERSE S&P 500® STRATEGY FUND
Supplement [Text Block]	ck0001064046_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND
The Inverse S&P 500® Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide investment results that match the inverse of the performance of a specific underlying index on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.
Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., -1x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risks of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 540% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	540.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Unlike a traditional index fund, the Fund’s investment objective is to perform opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, swaps on exchange-traded funds ("ETFs"), futures contracts, and options on securities, futures contracts, and stock indices. The Advisor expects to rebalance the Fund's positions daily to maintain exposure that is opposite to that of the underlying index. While the Fund may write (sell) and purchase swaps, it expects primarily to write swaps. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor’s Corporation on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from $4.27 billion to $906.13 billion as of March 31, 2019. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COMPOUNDING RISK—In addition to the correlation risks described under “Correlation Risk”, the Fund’s returns are subject to the effects of compounding, which generally will cause the Fund’s performance to not correlate to the performance of the benchmark over periods greater than a single day, before accounting for fees and fund expenses. Compounded returns are the result of reinvesting daily returns over periods greater than a single day. The Fund’s compounded returns for periods greater than a single day will be different than the performance of the benchmark over the same period. The effects of compounding on the performance of the Fund will be more pronounced when the underlying index experiences increased volatility and over longer holding periods.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends or interest paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-1x	10%	25%	50%	75%	100%
-60%	60%	148%	132%	96%	42%	-6%
-50%	50%	98%	87%	57%	14%	-28%
-40%	40%	65%	56%	30%	-5%	-38%
-30%	30%	42%	34%	13%	-18%	-47%
-20%	20%	24%	18%	-3%	-28%	-54%
-10%	10%	10%	4%	-13%	-36%	-59%
0%	0%	-1%	-6%	-22%	-43%	-64%
10%	-10%	-10%	-15%	-29%	-48%	-67%
20%	-20%	-17%	-22%	-35%	-53%	-69%
30%	-30%	-24%	-28%	-40%	-56%	-71%
40%	-40%	-29%	-33%	-44%	-60%	-73%
50%	-50%	-34%	-37%	-48%	-62%	-76%
60%	-60%	-38%	-41%	-51%	-65%	-78%

The underlying index’s annualized historical volatility rate for the five-year period ended March 31, 2019 is 15.94%. The underlying index’s highest one-year volatility rate during the five-year period is 14.66%. The underlying index’s annualized performance for the five-year period ended March 31, 2019 is 10.91%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to isolate the effects of the underlying index volatility and index performance on the return of the Fund, and underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

CORRELATION RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, including instances in which the Fund does not hold or have exposure to each component security of the underlying index and the effect of compounding on the Fund’s returns, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are the inverse of the returns of the underlying index for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the performance of the inverse of the underlying index, before accounting for Fund fees and expenses.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including ETFs, closed-end funds, affiliated short-term fixed income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

INVESTMENT IN LOANS RISK—Investing in loans involves special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Communication Services Sector Risk. The Fund's investments are exposed to issuers conducting business in the Communication Services Sector. The Communication Services Sector includes companies that facilitate communication and offer related content and information through various mediums. It includes telecom and media & entertainment companies including producers of interactive gaming products and companies engaged in content and information creation or distribution through proprietary platforms. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communication Services Sector. The performance of companies operating in the Communication Services Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SHORT SALES AND SHORT EXPOSURE RISK—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Fund to counterparty credit risk and leverage risk. The risk for loss on a short sale or other short exposure is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The risk of loss through a short sale or other short exposure may in some cases be theoretically unlimited. Government actions also may affect the Fund’s ability to engage in short selling.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q4 2018	14.64%	Q2 2009	-15.57%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Inverse S&P 500 Strategy Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Guggenheim Variable Insurance Funds Prospectus | Inverse S&P 500 Strategy Fund | Inverse S&P 500 Strategy Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.87%	[20]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.81%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 184
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	569
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	980
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,127
Annual Return 2009	rr_AnnualReturn2009	(27.55%)
Annual Return 2010	rr_AnnualReturn2010	(16.96%)
Annual Return 2011	rr_AnnualReturn2011	(9.04%)
Annual Return 2012	rr_AnnualReturn2012	(16.98%)
Annual Return 2013	rr_AnnualReturn2013	(26.52%)
Annual Return 2014	rr_AnnualReturn2014	(14.45%)
Annual Return 2015	rr_AnnualReturn2015	(4.43%)
Annual Return 2016	rr_AnnualReturn2016	(12.01%)
Annual Return 2017	rr_AnnualReturn2017	(17.35%)
Annual Return 2018	rr_AnnualReturn2018	3.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.57%)
Label	rr_AverageAnnualReturnLabel	Inverse S&P 500® Strategy Fund
1 Year	rr_AverageAnnualReturnYear01	3.95%
5 Years	rr_AverageAnnualReturnYear05	(9.17%)
10 Years	rr_AverageAnnualReturnYear10	(14.60%)
Guggenheim Variable Insurance Funds Prospectus | Mid-Cap 1.5x Strategy Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	MID-CAP 1.5X STRATEGY FUND
Supplement [Text Block]	ck0001064046_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND
The Mid-Cap 1.5x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results.  As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.
The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from 150% of the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period.  Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., 1.5x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors.  The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments.  Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 368% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	368.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, swaps on exchange-traded funds ("ETFs"), futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps, swaps on ETFs and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the Fund's benchmark. The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 150% of the underlying index, and expects to rebalance the Fund's holdings daily to maintain such exposure. As a result, the Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the Fund's benchmark.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The S&P MidCap 400® Index is a modified capitalization-weighted index composed of 400 mid-cap stocks chosen by S&P for market size, liquidity, and industry group representation. The S&P MidCap 400® Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with capitalizations ranging from $1.21 billion to $13.35 billion as of March 31, 2019. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector, Information Technology Sector, Materials Sector and Real Estate Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector, Information Technology Sector, Materials Sector and Real Estate Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COMPOUNDING RISK—In addition to the correlation risks described under “Correlation Risk”, the Fund’s returns are subject to the effects of compounding, which generally will cause the Fund’s performance to not correlate to the performance of the benchmark over periods greater than a single day, before accounting for fees and fund expenses. Compounded returns are the result of reinvesting daily returns over periods greater than a single day. The Fund’s compounded returns for periods greater than a single day will be different than the performance of the benchmark over the same period. The effects of compounding on the performance of the Fund will be more pronounced when the underlying index experiences increased volatility, the greater the leverage employed in the Fund, and over longer holding periods.

Compounding affects the performance of all investments over time, but has a more significant effect on a leveraged index fund because the magnified changes in performance produced by the use of leverage lead to greater increases and decreases in the fund’s daily returns which are then compounded over time. The effects of compounding, therefore, have a more significant effect on the Fund because it seeks to match a multiple of the performance of the Fund’s underlying index on a daily basis.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends or interest paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 150% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 150% of the performance of the underlying index.

Index Performance		Annualized Volatility
1x	1.5x	10%	25%	50%	75%	100%
-60%	-90%	-75%	-75%	-77%	-79%	-83%
-50%	-75%	-65%	-65%	-68%	-72%	-76%
-40%	-60%	-54%	-55%	-58%	-62%	-68%
-30%	-45%	-42%	-43%	-47%	-52%	-60%
-20%	-30%	-29%	-31%	-34%	-42%	-51%
-10%	-15%	-15%	-17%	-23%	-32%	-41%
0%	0%	0%	-2%	-9%	-19%	-32%
10%	15%	14%	13%	5%	-6%	-21%
20%	30%	31%	29%	19%	9%	-9%
30%	45%	47%	45%	35%	20%	2%
40%	60%	65%	62%	50%	35%	13%
50%	75%	83%	79%	68%	49%	25%
60%	90%	102%	98%	85%	63%	38%

The underlying index’s annualized historical volatility rate for the five-year period ended March 31, 2019 is 20.54%. The underlying index’s highest one-year volatility rate during the five-year period is 14.99%. The underlying index’s annualized performance for the five-year period ended March 31, 2019 is 8.29%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to isolate the effects of the underlying index volatility and index performance on the return of the Fund, and underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

CORRELATION RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, including instances in which the Fund does not hold or have exposure to each component security of the underlying index and the effect of compounding on the Fund’s returns, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the returns of the underlying index for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for Fund fees and expenses.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including ETFs, closed-end funds, affiliated short-term fixed income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

INVESTMENT IN LOANS RISK—Investing in loans involves special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LEVERAGING RISK—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments.  The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REAL ESTATE INVESTMENT TRUST ("REIT") RISK—REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall real estate and REIT markets, such as declining property values or rising interest rates, could have a negative impact on the real estate market and the value of REITs in general. REITs may be affected by changes in the value of the underlying property owned by the trusts, economic downturns which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Materials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Materials Sector. The Materials Sector includes companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Materials Sector. The prices of the securities of companies operating in the Materials Sector may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Real Estate Sector Risk. The Fund's investments are exposed to issuers conducting business in the Real Estate Sector. The Real Estate Sector contains companies operating in real estate development and operation. It also includes companies offering real estate related services and REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Real Estate Sector. The performance of companies operating in the Real Estate Sector has historically been cyclical and particularly sensitive to the overall economy and market changes, including declines in the value of real estate or, conversely, saturation of the real estate market, economic downturns and defaults by borrowers or tenants during such periods, increases in competition, possible lack of mortgage funds or other limits to accessing the credit or capital markets, and changes in interest rates.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q3 2009	30.00%	Q3 2011	-29.85%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Mid-Cap 1.5x Strategy Fund | S&P MidCap 400® Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(11.08%)
5 Years	rr_AverageAnnualReturnYear05	6.03%
10 Years	rr_AverageAnnualReturnYear10	13.68%
Guggenheim Variable Insurance Funds Prospectus | Mid-Cap 1.5x Strategy Fund | Mid-Cap 1.5x Strategy Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.88%	[22]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.83%	[23]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 186
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	990
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,148
Annual Return 2009	rr_AnnualReturn2009	52.40%
Annual Return 2010	rr_AnnualReturn2010	37.55%
Annual Return 2011	rr_AnnualReturn2011	(7.59%)
Annual Return 2012	rr_AnnualReturn2012	24.33%
Annual Return 2013	rr_AnnualReturn2013	50.23%
Annual Return 2014	rr_AnnualReturn2014	11.93%
Annual Return 2015	rr_AnnualReturn2015	(5.50%)
Annual Return 2016	rr_AnnualReturn2016	29.64%
Annual Return 2017	rr_AnnualReturn2017	22.44%
Annual Return 2018	rr_AnnualReturn2018	(19.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.85%)
Label	rr_AverageAnnualReturnLabel	Mid-Cap 1.5x Strategy Fund
1 Year	rr_AverageAnnualReturnYear01	(19.40%)
5 Years	rr_AverageAnnualReturnYear05	6.24%
10 Years	rr_AverageAnnualReturnYear10	17.22%
Guggenheim Variable Insurance Funds Prospectus | Nova Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	NOVA FUND
Supplement [Text Block]	ck0001064046_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND
The Nova Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results.  As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.
The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from 150% of the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period.  Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., 1.5x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments.  Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 604% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	604.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and leveraged derivative instruments, which primarily consist of equity index swaps, swaps on exchange-traded funds ("ETFs"), futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps, swaps on ETFs and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the Fund’s benchmark. The Advisor attempts to consistently apply leverage to increase the Fund's exposure to 150% of the underlying index, and expects to rebalance the Fund's holdings daily to maintain such exposure. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor’s Corporation on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from $4.27 billion to $906.13 billion as of March 31, 2019. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Consumer Staples Sector, Financials Sector, Health Care Sector, Industrials Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.

On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Consumer Staples Sector, Financials Sector, Health Care Sector, Industrials Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COMPOUNDING RISK—In addition to the correlation risks described under “Correlation Risk”, the Fund’s returns are subject to the effects of compounding, which generally will cause the Fund’s performance to not correlate to the performance of the benchmark over periods greater than a single day, before accounting for fees and fund expenses. Compounded returns are the result of reinvesting daily returns over periods greater than a single day. The Fund’s compounded returns for periods greater than a single day will be different than the performance of the benchmark over the same period. The effects of compounding on the performance of the Fund will be more pronounced when the underlying index experiences increased volatility, the greater the leverage employed in the Fund, and over longer holding periods.

Compounding affects the performance of all investments over time, but has a more significant effect on a leveraged index fund because the magnified changes in performance produced by the use of leverage lead to greater increases and decreases in the fund’s daily returns which are then compounded over time. The effects of compounding, therefore, have a more significant effect on the Fund because it seeks to match a multiple of the performance of the Fund’s underlying index on a daily basis.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends or interest paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 150% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 150% of the performance of the underlying index.

Index Performance		Annualized Volatility
1x	1.5x	10%	25%	50%	75%	100%
-60%	-90%	-75%	-75%	-77%	-79%	-83%
-50%	-75%	-65%	-65%	-68%	-72%	-76%
-40%	-60%	-54%	-55%	-58%	-62%	-68%
-30%	-45%	-42%	-43%	-47%	-52%	-60%
-20%	-30%	-29%	-31%	-34%	-42%	-51%
-10%	-15%	-15%	-17%	-23%	-32%	-41%
0%	0%	0%	-2%	-9%	-19%	-32%
10%	15%	14%	13%	5%	-6%	-21%
20%	30%	31%	29%	19%	9%	-9%
30%	45%	47%	45%	35%	20%	2%
40%	60%	65%	62%	50%	35%	13%
50%	75%	83%	79%	68%	49%	25%
60%	90%	102%	98%	85%	63%	38%

The underlying index’s annualized historical volatility rate for the five-year period ended March 31, 2019 is 15.94%. The underlying index’s highest one-year volatility rate during the five-year period is 14.66%. The underlying index’s annualized performance for the five-year period ended March 31, 2019 is 10.91%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to isolate the effects of the underlying index volatility and index performance on the return of the Fund, and underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

CORRELATION RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, including instances in which the Fund does not hold or have exposure to each component security of the underlying index and the effect of compounding on the Fund’s returns, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the returns of the underlying index for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for Fund fees and expenses.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including ETFs, closed-end funds, affiliated short-term fixed income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

INVESTMENT IN LOANS RISK—Investing in loans involves special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LEVERAGING RISK—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments.  The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Communication Services Sector Risk. The Fund's investments are exposed to issuers conducting business in the Communication Services Sector. The Communication Services Sector includes companies that facilitate communication and offer related content and information through various mediums. It includes telecom and media & entertainment companies including producers of interactive gaming products and companies engaged in content and information creation or distribution through proprietary platforms. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communication Services Sector. The performance of companies operating in the Communication Services Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Consumer Staples Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Staples Sector. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples Sector. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and also is affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q2 2009	23.90%	Q3 2011	-21.63%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Nova Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Guggenheim Variable Insurance Funds Prospectus | Nova Fund | Nova Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.87%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.66%	[25]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 169
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	902
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,965
Annual Return 2009	rr_AnnualReturn2009	35.51%
Annual Return 2010	rr_AnnualReturn2010	19.97%
Annual Return 2011	rr_AnnualReturn2011	(1.17%)
Annual Return 2012	rr_AnnualReturn2012	22.25%
Annual Return 2013	rr_AnnualReturn2013	48.99%
Annual Return 2014	rr_AnnualReturn2014	18.59%
Annual Return 2015	rr_AnnualReturn2015	(0.72%)
Annual Return 2016	rr_AnnualReturn2016	15.72%
Annual Return 2017	rr_AnnualReturn2017	31.78%
Annual Return 2018	rr_AnnualReturn2018	(10.32%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.63%)
Label	rr_AverageAnnualReturnLabel	Nova Fund
1 Year	rr_AverageAnnualReturnYear01	(10.32%)
5 Years	rr_AverageAnnualReturnYear05	9.99%
10 Years	rr_AverageAnnualReturnYear10	16.77%
Guggenheim Variable Insurance Funds Prospectus | NASDAQ-100® Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	NASDAQ-100® FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The NASDAQ-100® Fund (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index® (the “underlying index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, swaps on exchange-traded funds ("ETFs"), futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps, swaps on ETFs and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. The Fund also may invest in American Depositary Receipts (“ADRs”) to gain exposure to international companies included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with capitalizations ranging from $9.1 billion to $906.13 billion as of March 31, 2019. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including ETFs, closed-end funds, affiliated short-term fixed income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

INVESTMENT IN LOANS RISK—Investing in loans involves special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Communication Services Sector Risk. The Fund's investments are exposed to issuers conducting business in the Communication Services Sector. The Communication Services Sector includes companies that facilitate communication and offer related content and information through various mediums. It includes telecom and media & entertainment companies including producers of interactive gaming products and companies engaged in content and information creation or distribution through proprietary platforms. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communication Services Sector. The performance of companies operating in the Communication Services Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to correspond to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q1 2012	20.76%	Q4 2018	-17.38%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | NASDAQ-100® Fund | NASDAQ 100 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.04%
5 Years	rr_AverageAnnualReturnYear05	13.34%
10 Years	rr_AverageAnnualReturnYear10	19.29%
Guggenheim Variable Insurance Funds Prospectus | NASDAQ-100® Fund | NASDAQ-100(R) Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.91%	[26]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.68%	[27]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 171
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,987
Annual Return 2009	rr_AnnualReturn2009	52.00%
Annual Return 2010	rr_AnnualReturn2010	18.48%
Annual Return 2011	rr_AnnualReturn2011	2.17%
Annual Return 2012	rr_AnnualReturn2012	16.77%
Annual Return 2013	rr_AnnualReturn2013	34.62%
Annual Return 2014	rr_AnnualReturn2014	17.45%
Annual Return 2015	rr_AnnualReturn2015	8.24%
Annual Return 2016	rr_AnnualReturn2016	5.98%
Annual Return 2017	rr_AnnualReturn2017	31.12%
Annual Return 2018	rr_AnnualReturn2018	(1.81%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.38%)
Label	rr_AverageAnnualReturnLabel	NASDAQ-100® Fund
1 Year	rr_AverageAnnualReturnYear01	(1.81%)
5 Years	rr_AverageAnnualReturnYear05	11.64%
10 Years	rr_AverageAnnualReturnYear10	17.50%
Guggenheim Variable Insurance Funds Prospectus | Russell 2000 Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL 2000® FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Russell 2000® Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the Russell 2000® Index (the “underlying index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. Since the Fund had not yet commenced operations as of the most recent fiscal year end, there is no portfolio turnover rate to report.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" is based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, swaps on exchange-traded funds ("ETFs"), futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps, swaps on ETFs and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from $7 million to $8.79 billion as of March 31, 2019. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.

On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

REAL ESTATE INVESTMENT TRUST ("REIT") RISK—REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall real estate and REIT markets, such as declining property values or rising interest rates, could have a negative impact on the real estate market and the value of REITs in general. REITs may be affected by changes in the value of the underlying property owned by the trusts, economic downturns which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Guggenheim Variable Insurance Funds Prospectus | Russell 2000 Fund | Russell 2000 Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.92%	[28]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 170
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 526
Guggenheim Variable Insurance Funds Prospectus | Russell 2000® 1.5x Strategy Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL 2000® 1.5X STRATEGY FUND
Supplement [Text Block]	ck0001064046_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND
The Russell 2000® 1.5x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results.  As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.
The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from 150% of the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period.  Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., 1.5x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors.  The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments.  Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 268% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	268.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, swaps on exchange-traded funds ("ETFs"), futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps, swaps on ETFs and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the Fund's benchmark. The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 150% of the underlying index, and expects to rebalance the Fund's holdings daily to maintain such exposure. As a result, the Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the Fund's benchmark.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.
The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from $7 million to $8.79 billion as of March 31, 2019. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector, Information Technology Sector and Real Estate Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector, Information Technology Sector and Real Estate Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COMPOUNDING RISK—In addition to the correlation risks described under “Correlation Risk”, the Fund’s returns are subject to the effects of compounding, which generally will cause the Fund’s performance to not correlate to the performance of the benchmark over periods greater than a single day, before accounting for fees and fund expenses. Compounded returns are the result of reinvesting daily returns over periods greater than a single day. The Fund’s compounded returns for periods greater than a single day will be different than the performance of the benchmark over the same period. The effects of compounding on the performance of the Fund will be more pronounced when the underlying index experiences increased volatility, the greater the leverage employed in the Fund, and over longer holding periods.

Compounding affects the performance of all investments over time, but has a more significant effect on a leveraged index fund because the magnified changes in performance produced by the use of leverage lead to greater increases and decreases in the fund’s daily returns which are then compounded over time. The effects of compounding, therefore, have a more significant effect on the Fund because it seeks to match a multiple of the performance of the Fund’s underlying index on a daily basis.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends or interest paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 150% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 150% of the performance of the underlying index.

Index Performance		Annualized Volatility
1x	1.5x	10%	25%	50%	75%	100%
-60%	-90%	-75%	-75%	-77%	-79%	-83%
-50%	-75%	-65%	-65%	-68%	-72%	-76%
-40%	-60%	-54%	-55%	-58%	-62%	-68%
-30%	-45%	-42%	-43%	-47%	-52%	-60%
-20%	-30%	-29%	-31%	-34%	-42%	-51%
-10%	-15%	-15%	-17%	-23%	-32%	-41%
0%	0%	0%	-2%	-9%	-19%	-32%
10%	15%	14%	13%	5%	-6%	-21%
20%	30%	31%	29%	19%	9%	-9%
30%	45%	47%	45%	35%	20%	2%
40%	60%	65%	62%	50%	35%	13%
50%	75%	83%	79%	68%	49%	25%
60%	90%	102%	98%	85%	63%	38%

The underlying index’s annualized historical volatility rate for the five-year period ended March 31, 2019 is 22.96%. The underlying index’s highest one-year volatility rate during the five-year period is 17.45%. The underlying index’s annualized performance for the five-year period ended March 31, 2019 is 7.05%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to isolate the effects of the underlying index volatility and index performance on the return of the Fund, and underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

CORRELATION RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, including instances in which the Fund does not hold or have exposure to each component security of the underlying index and the effect of compounding on the Fund’s returns, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the returns of the underlying index for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for Fund fees and expenses.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including ETFs, closed-end funds, affiliated short-term fixed income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

INVESTMENT IN LOANS RISK—Investing in loans involves special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LEVERAGING RISK—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments.  The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REAL ESTATE INVESTMENT TRUST ("REIT") RISK—REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall real estate and REIT markets, such as declining property values or rising interest rates, could have a negative impact on the real estate market and the value of REITs in general. REITs may be affected by changes in the value of the underlying property owned by the trusts, economic downturns which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Real Estate Sector Risk. The Fund's investments are exposed to issuers conducting business in the Real Estate Sector. The Real Estate Sector contains companies operating in real estate development and operation. It also includes companies offering real estate related services and REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Real Estate Sector. The performance of companies operating in the Real Estate Sector has historically been cyclical and particularly sensitive to the overall economy and market changes, including declines in the value of real estate or, conversely, saturation of the real estate market, economic downturns and defaults by borrowers or tenants during such periods, increases in competition, possible lack of mortgage funds or other limits to accessing the credit or capital markets, and changes in interest rates.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q2 2009	30.65%	Q3 2011	-33.30%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Russell 2000® 1.5x Strategy Fund | Russell 2000 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(11.01%)
5 Years	rr_AverageAnnualReturnYear05	7.64%
10 Years	rr_AverageAnnualReturnYear10	15.22%
Guggenheim Variable Insurance Funds Prospectus | Russell 2000® 1.5x Strategy Fund | Russell 2000(R) 1.5x Strategy Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.92%	[29]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.86%	[30]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 189
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,006
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,180
Annual Return 2009	rr_AnnualReturn2009	33.31%
Annual Return 2010	rr_AnnualReturn2010	37.85%
Annual Return 2011	rr_AnnualReturn2011	(12.18%)
Annual Return 2012	rr_AnnualReturn2012	22.10%
Annual Return 2013	rr_AnnualReturn2013	58.56%
Annual Return 2014	rr_AnnualReturn2014	4.29%
Annual Return 2015	rr_AnnualReturn2015	(9.08%)
Annual Return 2016	rr_AnnualReturn2016	30.41%
Annual Return 2017	rr_AnnualReturn2017	20.01%
Annual Return 2018	rr_AnnualReturn2018	(19.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.30%)
Label	rr_AverageAnnualReturnLabel	Russell 2000® 1.5x Strategy Fund
1 Year	rr_AverageAnnualReturnYear01	(19.57%)
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	14.07%
Guggenheim Variable Insurance Funds Prospectus | S&P 500 FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	S&P 500® FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The S&P 500® Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the S&P 500® Index (the “underlying index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. Since the Fund had not yet commenced operations as of the most recent fiscal year end, there is no portfolio turnover rate to report.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" is based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, swaps on exchange-traded funds ("ETFs"), futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps, swaps on ETFs and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor’s Corporation on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from $4.27 billion to $906.13 billion as of March 31, 2019. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.

On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Communication Services Sector Risk. The Fund's investments are exposed to issuers conducting business in the Communication Services Sector. The Communication Services Sector includes companies that facilitate communication and offer related content and information through various mediums. It includes telecom and media & entertainment companies including producers of interactive gaming products and companies engaged in content and information creation or distribution through proprietary platforms. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communication Services Sector. The performance of companies operating in the Communication Services Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Guggenheim Variable Insurance Funds Prospectus | S&P 500 FUND | S&P 500 FUND Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.87%	[31]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 511
Guggenheim Variable Insurance Funds Prospectus | S&P 500 Pure Growth Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	S&P 500® PURE GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The S&P 500® Pure Growth Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P 500 Pure Growth Index (the “underlying index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 203% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	203.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The S&P 500 Pure Growth Index is composed of those constituents of the S&P 500® that exhibit the strongest growth characteristics as measured using three factors: sales growth, ratio of earnings change to price, and momentum. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor’s Corporation on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from $4.27 billion to $906.13 billion as of March 31, 2019. As of March 31, 2019, the S&P 500 Pure Growth Index included companies with capitalizations ranging from $7.27 billion to $874.35 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Energy Sector, Health Care Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.

On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivatives positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Energy Sector, Health Care Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

GROWTH STOCKS RISK—Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Energy Sector Risk. The Fund's investments are exposed to issuers conducting business in the Energy Sector. The Energy Sector includes companies operating in the exploration and production, refining and marketing, and storage and transportation of oil and gas and coal and consumable fuels. It also includes companies that offer oil and gas equipment and related services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Energy Sector. The performance of companies operating in the Energy Sector is closely tied to the price and supply of energy fuels and international political events.

Health Care Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q2 2009	21.26%	Q4 2018	-17.21%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | S&P 500 Pure Growth Fund | S&P 500 Pure Growth Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Pure Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.19%)
5 Years	rr_AverageAnnualReturnYear05	8.24%
10 Years	rr_AverageAnnualReturnYear10	16.95%
Guggenheim Variable Insurance Funds Prospectus | S&P 500 Pure Growth Fund | S&P 500 Pure Growth Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.87%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,922
Annual Return 2009	rr_AnnualReturn2009	47.24%
Annual Return 2010	rr_AnnualReturn2010	25.03%
Annual Return 2011	rr_AnnualReturn2011	(1.09%)
Annual Return 2012	rr_AnnualReturn2012	13.31%
Annual Return 2013	rr_AnnualReturn2013	41.32%
Annual Return 2014	rr_AnnualReturn2014	12.42%
Annual Return 2015	rr_AnnualReturn2015	1.08%
Annual Return 2016	rr_AnnualReturn2016	2.58%
Annual Return 2017	rr_AnnualReturn2017	24.39%
Annual Return 2018	rr_AnnualReturn2018	(5.63%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.21%)
Label	rr_AverageAnnualReturnLabel	S&P 500® Pure Growth Fund
1 Year	rr_AverageAnnualReturnYear01	(5.63%)
5 Years	rr_AverageAnnualReturnYear05	6.47%
10 Years	rr_AverageAnnualReturnYear10	14.84%
Guggenheim Variable Insurance Funds Prospectus | S&P 500 Pure Value Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	S&P 500® PURE VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The S&P 500® Pure Value Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund’s current benchmark is the S&P 500 Pure Value Index (the “underlying index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 197% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	197.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The S&P 500 Pure Value Index is composed of those constituents of the S&P 500® that exhibit the strongest value characteristics as measured using three factors: the ratios of book value, earnings, and sales to price. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor’s Corporation on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from $4.27 billion to $906.13 billion as of March 31, 2019. As of March 31, 2019, the S&P 500 Pure Value Index included companies with capitalizations ranging from $4.27 billion to $280.70 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Energy Sector and Financials Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.

On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivatives positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Energy Sector and Financials Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Energy Sector Risk. The Fund's investments are exposed to issuers conducting business in the Energy Sector. The Energy Sector includes companies operating in the exploration and production, refining and marketing, and storage and transportation of oil and gas and coal and consumable fuels. It also includes companies that offer oil and gas equipment and related services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Energy Sector. The performance of companies operating in the Energy Sector is closely tied to the price and supply of energy fuels and international political events.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

VALUE STOCKS RISK—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q2 2009	43.57%	Q1 2009	-25.44%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | S&P 500 Pure Value Fund | S&P 500 Pure Value Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Pure Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(12.02%)
5 Years	rr_AverageAnnualReturnYear05	5.11%
10 Years	rr_AverageAnnualReturnYear10	16.28%
Guggenheim Variable Insurance Funds Prospectus | S&P 500 Pure Value Fund | S&P 500 Pure Value Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.88%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,933
Annual Return 2009	rr_AnnualReturn2009	51.22%
Annual Return 2010	rr_AnnualReturn2010	20.32%
Annual Return 2011	rr_AnnualReturn2011	(3.17%)
Annual Return 2012	rr_AnnualReturn2012	22.23%
Annual Return 2013	rr_AnnualReturn2013	45.26%
Annual Return 2014	rr_AnnualReturn2014	10.94%
Annual Return 2015	rr_AnnualReturn2015	(9.38%)
Annual Return 2016	rr_AnnualReturn2016	17.40%
Annual Return 2017	rr_AnnualReturn2017	15.86%
Annual Return 2018	rr_AnnualReturn2018	(13.32%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	43.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.44%)
Label	rr_AverageAnnualReturnLabel	S&P 500® Pure Value Fund
1 Year	rr_AverageAnnualReturnYear01	(13.32%)
5 Years	rr_AverageAnnualReturnYear05	3.46%
10 Years	rr_AverageAnnualReturnYear10	14.01%
Guggenheim Variable Insurance Funds Prospectus | S&P MidCap 400 Pure Growth Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	S&P MIDCAP 400® PURE GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The S&P MidCap 400® Pure Growth Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index (the “underlying index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 183% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	183.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The S&P MidCap 400 Pure Growth Index is composed of those constituents of the S&P MidCap 400® that exhibit the strongest growth characteristics as measured using three factors: sales growth, ratio of earnings change to price, and momentum. The S&P MidCap 400® Index is a modified capitalization-weighted index composed of 400 mid-cap stocks chosen by the Standard & Poor’s Corporation for market size, liquidity, and industry group representation. The S&P MidCap 400® Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with capitalizations ranging from $1.21 billion to $13.35 billion as of March 31, 2019. As of March 31, 2019, the S&P MidCap 400 Pure Growth Index included companies with capitalizations ranging from $1.35 billion to $13.35 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Energy Sector, Health Care Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.

On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivatives positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Energy Sector, Health Care Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

GROWTH STOCKS RISK—Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Energy Sector Risk. The Fund's investments are exposed to issuers conducting business in the Energy Sector. The Energy Sector includes companies operating in the exploration and production, refining and marketing, and storage and transportation of oil and gas and coal and consumable fuels. It also includes companies that offer oil and gas equipment and related services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Energy Sector. The performance of companies operating in the Energy Sector is closely tied to the price and supply of energy fuels and international political events.

Health Care Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q2 2009	26.33%	Q4 2018	-20.30%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | S&P MidCap 400 Pure Growth Fund | S&P MidCap 400 Pure Growth Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 Pure Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(13.47%)
5 Years	rr_AverageAnnualReturnYear05	2.35%
10 Years	rr_AverageAnnualReturnYear10	14.61%
Guggenheim Variable Insurance Funds Prospectus | S&P MidCap 400 Pure Growth Fund | S&P MidCap 400 Pure Growth Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.87%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,922
Annual Return 2009	rr_AnnualReturn2009	56.82%
Annual Return 2010	rr_AnnualReturn2010	32.58%
Annual Return 2011	rr_AnnualReturn2011	(0.66%)
Annual Return 2012	rr_AnnualReturn2012	16.05%
Annual Return 2013	rr_AnnualReturn2013	34.05%
Annual Return 2014	rr_AnnualReturn2014	(1.55%)
Annual Return 2015	rr_AnnualReturn2015	1.32%
Annual Return 2016	rr_AnnualReturn2016	2.70%
Annual Return 2017	rr_AnnualReturn2017	18.73%
Annual Return 2018	rr_AnnualReturn2018	(14.83%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.30%)
Label	rr_AverageAnnualReturnLabel	S&P MidCap 400® Pure Growth Fund
1 Year	rr_AverageAnnualReturnYear01	(14.83%)
5 Years	rr_AverageAnnualReturnYear05	0.71%
10 Years	rr_AverageAnnualReturnYear10	12.78%
Guggenheim Variable Insurance Funds Prospectus | S&P MidCap 400 Pure Value Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	S&P MIDCAP 400® PURE VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The S&P MidCap 400® Pure Value Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Value Index (the “underlying index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 145% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	145.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The S&P MidCap 400 Pure Value Index is composed of those constituents of the S&P MidCap 400® that exhibit the strongest value characteristics as measured using three factors: the ratios of book value, earnings, and sales to price. The S&P MidCap 400® Index is a modified capitalization-weighted index composed of 400 mid-cap stocks chosen by the Standard & Poor's Corporation for market size, liquidity, and industry group representation. The S&P MidCap 400® Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with capitalizations ranging from $1.21 billion to $13.35 billion as of March 31, 2019. As of March 31, 2019, the S&P MidCap 400 Pure Value Index included companies with capitalizations ranging from $1.21 billion to $8.93 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Financials Sector, Industrials Sector, Information Technology Sector and Materials Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.

On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivatives positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Financials Sector, Industrials Sector, Information Technology Sector and Materials Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Industrials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Materials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Materials Sector. The Materials Sector includes companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Materials Sector. The prices of the securities of companies operating in the Materials Sector may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

VALUE STOCKS RISK—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q2 2009	38.28%	Q1 2009	-22.21%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | S&P MidCap 400 Pure Value Fund | S&P MidCap 400 Pure Value Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 Pure Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(17.67%)
5 Years	rr_AverageAnnualReturnYear05	3.90%
10 Years	rr_AverageAnnualReturnYear10	14.11%
Guggenheim Variable Insurance Funds Prospectus | S&P MidCap 400 Pure Value Fund | S&P MidCap 400 Pure Value Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.87%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,922
Annual Return 2009	rr_AnnualReturn2009	55.22%
Annual Return 2010	rr_AnnualReturn2010	20.13%
Annual Return 2011	rr_AnnualReturn2011	(7.15%)
Annual Return 2012	rr_AnnualReturn2012	16.99%
Annual Return 2013	rr_AnnualReturn2013	35.80%
Annual Return 2014	rr_AnnualReturn2014	6.72%
Annual Return 2015	rr_AnnualReturn2015	(11.86%)
Annual Return 2016	rr_AnnualReturn2016	28.89%
Annual Return 2017	rr_AnnualReturn2017	13.15%
Annual Return 2018	rr_AnnualReturn2018	(18.98%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.21%)
Label	rr_AverageAnnualReturnLabel	S&P MidCap 400® Pure Value Fund
1 Year	rr_AverageAnnualReturnYear01	(18.98%)
5 Years	rr_AverageAnnualReturnYear05	2.13%
10 Years	rr_AverageAnnualReturnYear10	11.83%
Guggenheim Variable Insurance Funds Prospectus | S&P SmallCap 600 Pure Growth Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	S&P SMALLCAP 600® PURE GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The S&P SmallCap 600® Pure Growth Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index (the “underlying index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 313% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	313.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The S&P SmallCap 600 Pure Growth Index is composed of those constituents of the S&P SmallCap 600® that exhibit the strongest growth characteristics as measured using three factors: sales growth, ratio of earnings change to price, and momentum. The S&P SmallCap 600® Index is a modified capitalization-weighted index composed of 600 small-cap stocks chosen by the Standard & Poor's Corporation for market size, liquidity and industry group representation. The S&P SmallCap 600® Index generally represents small-capitalization companies with capitalizations ranging from $84.4 million to $4.29 billion as of March 31, 2019. As of March 31, 2019, the S&P SmallCap 600 Pure Growth Index included companies with capitalizations ranging from $138.4 million to $3.77 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.

On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivatives positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

GROWTH STOCKS RISK—Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q2 2009	28.68%	Q4 2018	-22.28%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | S&P SmallCap 600 Pure Growth Fund | S&P SmallCap 600 Pure Growth Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600 Pure Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(7.42%)
5 Years	rr_AverageAnnualReturnYear05	6.36%
10 Years	rr_AverageAnnualReturnYear10	15.23%
Guggenheim Variable Insurance Funds Prospectus | S&P SmallCap 600 Pure Growth Fund | S&P SmallCap 600 Pure Growth Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.88%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,933
Annual Return 2009	rr_AnnualReturn2009	33.97%
Annual Return 2010	rr_AnnualReturn2010	25.40%
Annual Return 2011	rr_AnnualReturn2011	3.52%
Annual Return 2012	rr_AnnualReturn2012	10.61%
Annual Return 2013	rr_AnnualReturn2013	41.30%
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	(0.37%)
Annual Return 2016	rr_AnnualReturn2016	18.69%
Annual Return 2017	rr_AnnualReturn2017	16.08%
Annual Return 2018	rr_AnnualReturn2018	(9.03%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.28%)
Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600® Pure Growth Fund
1 Year	rr_AverageAnnualReturnYear01	(9.03%)
5 Years	rr_AverageAnnualReturnYear05	4.54%
10 Years	rr_AverageAnnualReturnYear10	13.00%
Guggenheim Variable Insurance Funds Prospectus | S&P SmallCap 600 Pure Value Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	S&P SMALLCAP 600® PURE VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The S&P SmallCap 600® Pure Value Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600 Pure Value Index (the “underlying index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 194% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	194.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The S&P SmallCap 600 Pure Value Index is composed of those constituents of the S&P SmallCap 600® that exhibit the strongest value characteristics as measured using three factors: the ratios of book value, earnings, and sales to price. The S&P SmallCap 600® Index is a modified capitalization-weighted index composed of 600 small-cap stocks chosen by the Standard & Poor's Corporation for market size, liquidity and industry group representation. The S&P SmallCap 600® Index generally represents small-capitalization companies with capitalizations ranging from $84.4 million to $4.29 billion as of March 31, 2019. As of March 31, 2019, the S&P SmallCap 600 Pure Value Index included companies with capitalizations ranging from $84.4 million to $2.79 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Industrials Sector and Materials Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.

On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivatives positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector, Industrials Sector and Materials Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Industrials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Materials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Materials Sector. The Materials Sector includes companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Materials Sector. The prices of the securities of companies operating in the Materials Sector may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

VALUE STOCKS RISK—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q2 2009	72.14%	Q1 2009	-24.68%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | S&P SmallCap 600 Pure Value Fund | S&P SmallCap 600 Pure Value Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600 Pure Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(19.31%)
5 Years	rr_AverageAnnualReturnYear05	(0.16%)
10 Years	rr_AverageAnnualReturnYear10	13.12%
Guggenheim Variable Insurance Funds Prospectus | S&P SmallCap 600 Pure Value Fund | S&P SmallCap 600 Pure Value Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.87%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,922
Annual Return 2009	rr_AnnualReturn2009	62.33%
Annual Return 2010	rr_AnnualReturn2010	25.10%
Annual Return 2011	rr_AnnualReturn2011	(9.44%)
Annual Return 2012	rr_AnnualReturn2012	20.38%
Annual Return 2013	rr_AnnualReturn2013	42.83%
Annual Return 2014	rr_AnnualReturn2014	1.31%
Annual Return 2015	rr_AnnualReturn2015	(13.54%)
Annual Return 2016	rr_AnnualReturn2016	31.74%
Annual Return 2017	rr_AnnualReturn2017	(0.28%)
Annual Return 2018	rr_AnnualReturn2018	(20.58%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	72.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.68%)
Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600® Pure Value Fund
1 Year	rr_AverageAnnualReturnYear01	(20.58%)
5 Years	rr_AverageAnnualReturnYear05	(1.78%)
10 Years	rr_AverageAnnualReturnYear10	11.19%
Guggenheim Variable Insurance Funds Prospectus | Banking Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	BANKING FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Banking Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions (“Banking Companies”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 320% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	320.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Banking Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Banking Companies that have small to mid-sized capitalizations. Banking Companies are engaged in accepting deposits and making commercial and consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Banking Companies and U.S. government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. As of March 31, 2019, the Fund has significant exposure to the Financials Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Banks Industry, a separate industry within the Financials Sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As of March 31, 2019, the Fund has significant exposure to the Financials Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Banks Industry, a separate industry within the Financials Sector.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund expects to concentrate (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As of March 31, 2019, the Fund's investments are concentrated in securities issued by companies in the Banks Industry. As a result of the Fund's concentration in the Banks Industry, the Fund is subject to the risks associated with that Industry. The Banks Industry includes large, geographically diverse banks with a national footprint as well as smaller regional banks whose businesses are derived primarily from conventional banking operations and have significant business activity in retail banking and small and medium corporate lending. Government regulations may limit both the amounts and types of loans and financial commitments companies in the Banks Industry can make, the interest rates and fees they can charge, and the amount of capital they must maintain, all of which may affect profitability. Credit losses resulting from financial difficulties of borrowers also can negatively affect the performance of banking companies. In addition, the prices of the securities of companies in the Banks Industry may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded banking companies, and general economic conditions that could create exposure to credit losses. Legislative or regulatory changes and increased government supervision also may affect companies in the Banks Industry. The Banks Industry is a separate industry within the Financials Sector.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the Sector Risk described below.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q1 2016	24.44%	Q1 2009	-31.79%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Banking Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Guggenheim Variable Insurance Funds Prospectus | Banking Fund | Banking Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.86%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,019
Annual Return 2009	rr_AnnualReturn2009	(3.43%)
Annual Return 2010	rr_AnnualReturn2010	13.04%
Annual Return 2011	rr_AnnualReturn2011	(22.23%)
Annual Return 2012	rr_AnnualReturn2012	24.22%
Annual Return 2013	rr_AnnualReturn2013	29.18%
Annual Return 2014	rr_AnnualReturn2014	3.42%
Annual Return 2015	rr_AnnualReturn2015	(4.86%)
Annual Return 2016	rr_AnnualReturn2016	27.25%
Annual Return 2017	rr_AnnualReturn2017	12.48%
Annual Return 2018	rr_AnnualReturn2018	(19.19%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.79%)
Label	rr_AverageAnnualReturnLabel	Banking Fund
1 Year	rr_AverageAnnualReturnYear01	(19.19%)
5 Years	rr_AverageAnnualReturnYear05	2.62%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Guggenheim Variable Insurance Funds Prospectus | Basic Materials Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	BASIC MATERIALS FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Basic Materials Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials (“Basic Materials Companies”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Basic Materials Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Basic Materials Companies that have small to mid-sized capitalizations. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrials sector, and may be involved in the production and transportation of metals, textiles, and wood products. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Basic Materials Companies and U.S. government securities.

Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. As of March 31, 2019, the Fund has significant exposure to the Materials Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Chemicals Industry and Metals & Mining Industry, separate industries within the Materials Sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As of March 31, 2019, the Fund has significant exposure to the Materials Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Chemicals Industry and Metals & Mining Industry, separate industries within the Materials Sector.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund expects to concentrate (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As of March 31, 2019, the Fund's investments are concentrated in securities issued by companies in the industries described below.

Chemicals Industry. As a result of the Fund's concentration in the Chemicals Industry, the Fund is subject to the risks associated with that Industry. The Chemicals Industry includes companies that manufacture and produce industrial and basic chemicals (e.g., plastics, synthetic fibers and films), fertilizers, pesticides and other agricultural chemicals, industrial gases, specialty chemicals (e.g., advanced polymers and adhesives) and other diversified chemicals. The prices of securities of companies in the Chemicals Industry may fluctuate widely due to intense competition, product obsolescence, and raw materials prices. In addition, chemicals companies may be subject to risks associated with the production, handling, and disposal of hazardous chemicals. Legislative or regulatory changes and increased government supervision also may affect companies in the Chemicals Industry. The Chemicals Industry is a separate industry within the Materials Sector.

Metals & Mining Industry. As a result of the Fund's concentration in the Metals & Mining Industry, the Fund is subject to the risks associated with that Industry. The Metals & Mining Industry includes producers of aluminum, gold, iron and steel, and related products, as well as companies engaged in the production, extraction or mining of copper ore, silver and other metals (including precious metals) and minerals. The prices of the securities of companies in the Metals & Mining Industry may fluctuate widely due to events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes. Investments in companies in the Metals & Mining Industry may be speculative and may be subject to greater price volatility than investments in other types of companies. Legislative or regulatory changes and increased government supervision also may affect companies in the Metals & Mining Industry. The Metals & Mining Industry is a separate industry within the Materials Sector.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the Sector Risk described below.

Materials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Materials Sector. The Materials Sector includes companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Materials Sector. The prices of the securities of companies operating in the Materials Sector may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q3 2009	20.22%	Q3 2011	-22.14%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Basic Materials Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Guggenheim Variable Insurance Funds Prospectus | Basic Materials Fund | Basic Materials Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.88%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 176
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	545
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	939
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,041
Annual Return 2009	rr_AnnualReturn2009	55.46%
Annual Return 2010	rr_AnnualReturn2010	26.67%
Annual Return 2011	rr_AnnualReturn2011	(16.46%)
Annual Return 2012	rr_AnnualReturn2012	10.72%
Annual Return 2013	rr_AnnualReturn2013	1.25%
Annual Return 2014	rr_AnnualReturn2014	(1.81%)
Annual Return 2015	rr_AnnualReturn2015	(17.30%)
Annual Return 2016	rr_AnnualReturn2016	30.86%
Annual Return 2017	rr_AnnualReturn2017	21.43%
Annual Return 2018	rr_AnnualReturn2018	(17.44%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.14%)
Label	rr_AverageAnnualReturnLabel	Basic Materials Fund
1 Year	rr_AverageAnnualReturnYear01	(17.44%)
5 Years	rr_AverageAnnualReturnYear05	1.27%
10 Years	rr_AverageAnnualReturnYear10	6.99%
Guggenheim Variable Insurance Funds Prospectus | Biotechnology Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	BIOTECHNOLOGY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Biotechnology Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services (“Biotechnology Companies”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Biotechnology Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Biotechnology Companies that have small to mid-sized capitalizations. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Biotechnology Companies and U.S. government securities.

Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. As of March 31, 2019, the Fund has significant exposure to the Health Care Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Biotechnology Industry, a separate industry within the Health Care Sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As of March 31, 2019, the Fund has significant exposure to the Health Care Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Biotechnology Industry, a separate industry within the Health Care Sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund expects to concentrate (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As of March 31, 2019, the Fund's investments are concentrated in securities issued by companies in the Biotechnology Industry. As a result of the Fund's concentration in the Biotechnology Industry, the Fund is subject to the risks associated with that Industry. The Biotechnology Industry includes companies primarily engaged in the research, development, manufacturing and/or marketing of products based on genetic analysis and genetic engineering. The prices of the securities of companies in the Biotechnology Industry may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities. Legislative or regulatory changes and increased government supervision also may affect companies in the Biotechnology Industry. The Biotechnology Industry is a separate industry within the Health Care Sector.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the Sector Risk described below.

Health Care Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q1 2012	21.62%	Q1 2016	-22.46%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Biotechnology Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Guggenheim Variable Insurance Funds Prospectus | Biotechnology Fund | Biotechnology Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.87%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 175
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,030
Annual Return 2009	rr_AnnualReturn2009	18.34%
Annual Return 2010	rr_AnnualReturn2010	10.70%
Annual Return 2011	rr_AnnualReturn2011	10.59%
Annual Return 2012	rr_AnnualReturn2012	35.98%
Annual Return 2013	rr_AnnualReturn2013	54.20%
Annual Return 2014	rr_AnnualReturn2014	32.69%
Annual Return 2015	rr_AnnualReturn2015	8.47%
Annual Return 2016	rr_AnnualReturn2016	(19.66%)
Annual Return 2017	rr_AnnualReturn2017	29.44%
Annual Return 2018	rr_AnnualReturn2018	(9.44%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.46%)
Label	rr_AverageAnnualReturnLabel	Biotechnology Fund
1 Year	rr_AverageAnnualReturnYear01	(9.44%)
5 Years	rr_AverageAnnualReturnYear05	6.27%
10 Years	rr_AverageAnnualReturnYear10	15.20%
Guggenheim Variable Insurance Funds Prospectus | Consumer Products Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	CONSUMER PRODUCTS FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Consumer Products Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally (“Consumer Products Companies”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 176% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	176.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Consumer Products Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Consumer Products Companies that have small to mid-sized capitalizations. Consumer Products Companies include companies that manufacture wholesale or retail food, staple retail products and non-durable goods such as beverages, tobacco, household and personal care products. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Consumer Products Companies and U.S. government securities.

Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. As of March 31, 2019, the Fund has significant exposure to the Consumer Staples Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Beverages Industry and Food Products Industry, separate industries within the Consumer Staples Sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As of March 31, 2019, the Fund has significant exposure to the Consumer Staples Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Beverages Industry and Food Products Industry, separate industries within the Consumer Staples Sector.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund expects to concentrate (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As of March 31, 2019, the Fund's investments are concentrated in securities issued by companies in the Beverages Industry and Food Products Industry. As a result of the Fund's concentration in the Beverages Industry and Food Products Industry, the Fund is subject to the risks associated with that Industries. The Beverages Industry includes producers of alcoholic (e.g., beers, malt liquors and wine) and non-alcoholic (e.g., sodas and mineral waters) beverages. The Food Products Industry includes producers of agricultural products and packaged foods, including dairy products, fruit juices, meats, poultry, fish and pet foods. The Beverages Industry and Food Products Industry are highly competitive and can be significantly affected by demographic and product trends, competitive pricing, fads, marketing campaigns, environmental factors, consumer preferences, nutritional and health concerns, federal, state and local food inspection and processing controls, consumer product liability claims, possible product tampering and the availability and expense of liability insurance. Legislative or regulatory changes and increased government supervision also may affect companies in the Beverages Industry and Food Products Industry. The Beverages Industry and Food Products Industry are separate industries within the Consumer Staples Sector.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the Sector Risk described below.

Consumer Staples Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Staples Sector. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples Sector. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and also is affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q1 2013	15.15%	Q1 2009	-10.65%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Consumer Products Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Guggenheim Variable Insurance Funds Prospectus | Consumer Products Fund | Consumer Products Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.87%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 175
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,030
Annual Return 2009	rr_AnnualReturn2009	19.12%
Annual Return 2010	rr_AnnualReturn2010	17.28%
Annual Return 2011	rr_AnnualReturn2011	13.76%
Annual Return 2012	rr_AnnualReturn2012	9.05%
Annual Return 2013	rr_AnnualReturn2013	28.25%
Annual Return 2014	rr_AnnualReturn2014	12.63%
Annual Return 2015	rr_AnnualReturn2015	6.22%
Annual Return 2016	rr_AnnualReturn2016	5.42%
Annual Return 2017	rr_AnnualReturn2017	11.53%
Annual Return 2018	rr_AnnualReturn2018	(12.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.65%)
Label	rr_AverageAnnualReturnLabel	Consumer Products Fund
1 Year	rr_AverageAnnualReturnYear01	(12.12%)
5 Years	rr_AverageAnnualReturnYear05	4.33%
10 Years	rr_AverageAnnualReturnYear10	10.63%
Guggenheim Variable Insurance Funds Prospectus | Electronics Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	ELECTRONICS FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Electronics Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices (“Electronics Companies”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 248% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	248.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Electronics Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Electronics Companies that have small to mid-sized capitalizations. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Electronics Companies and U.S. government securities.

Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. As of March 3, 2019, the Fund has significant exposure to the Information Technology Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Semiconductors & Semiconductor Equipment Industry, a separate industry within the Information Technology Sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As of March 3, 2019, the Fund has significant exposure to the Information Technology Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Semiconductors & Semiconductor Equipment Industry, a separate industry within the Information Technology Sector.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund expects to concentrate (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As of March 31, 2019, the Fund's investments are concentrated in securities issued by companies in the Semiconductors & Semiconductor Equipment Industry. As a result of the Fund's concentration in the Semiconductors & Semiconductor Equipment Industry, the Fund is subject to the risks associated with that Industry. The Semiconductors and Semiconductor Equipment Industry includes manufacturers of semiconductor equipment, semiconductors and related products, including equipment used in the solar power industry and manufacturers of solar modules and cells. Companies in the Semiconductors and Semiconductor Equipment Industry rely heavily on technology. The prices of the securities of companies in the Semiconductors and Semiconductor Equipment Industry may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, heavy expenses incurred for research and development of products or services that prove unsuccessful, problems related to bringing products to market, and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may affect companies in the Semiconductors and Semiconductor Equipment Industry. The Semiconductors and Semiconductor Equipment Industry is a separate industry within the Information Technology Sector.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the Sector Risk described below.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q3 2009	23.19%	Q3 2011	-22.50%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Electronics Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Guggenheim Variable Insurance Funds Prospectus | Electronics Fund | Electronics Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.86%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,019
Annual Return 2009	rr_AnnualReturn2009	71.85%
Annual Return 2010	rr_AnnualReturn2010	9.55%
Annual Return 2011	rr_AnnualReturn2011	(16.49%)
Annual Return 2012	rr_AnnualReturn2012	1.05%
Annual Return 2013	rr_AnnualReturn2013	35.05%
Annual Return 2014	rr_AnnualReturn2014	23.74%
Annual Return 2015	rr_AnnualReturn2015	2.10%
Annual Return 2016	rr_AnnualReturn2016	24.34%
Annual Return 2017	rr_AnnualReturn2017	31.06%
Annual Return 2018	rr_AnnualReturn2018	(12.71%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.50%)
Label	rr_AverageAnnualReturnLabel	Electronics Fund
1 Year	rr_AverageAnnualReturnYear01	(12.71%)
5 Years	rr_AverageAnnualReturnYear05	12.44%
10 Years	rr_AverageAnnualReturnYear10	14.45%
Guggenheim Variable Insurance Funds Prospectus | Energy Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	ENERGY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Energy Fund (the “Fund”) seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy (“Energy Companies”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 490% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	490.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Energy Companies that have small to mid-sized capitalizations. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Energy Companies and U.S. government securities.

Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. As of March 31, 2019, the Fund has significant exposure to the Energy Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Oil, Gas & Consumable Fuels Industry, a separate industry within the Energy Sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As of March 31, 2019, the Fund has significant exposure to the Energy Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Oil, Gas & Consumable Fuels Industry, a separate industry within the Energy Sector.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund expects to concentrate (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As of March 31, 2019, the Fund's investments are concentrated in securities issued by companies in the Oil, Gas & Consumable Fuels Industry. As a result of the Fund's concentration in the Oil, Gas & Consumable Fuels Industry, the Fund is subject to the risks associated with that Industry. The Oil, Gas & Consumable Fuels Industry includes companies engaged in oil and gas exploration and production (including integrated oil and gas exploration), oil and gas refining and marketing, oil and gas storage and transportation, and production and mining of coal and consumable fuels. The prices of the securities of companies in the Oil, Gas & Consumable Fuels Industry may fluctuate widely due to supply and demand for a specific product or service, the price of oil and gas, exploration and production spending, world events, and economic conditions. Natural disasters and changes in exchange rates and interest rates also may affect companies in the Oil, Gas & Consumable Fuels Industry. In addition, the policies of the Organization of Petroleum Exporting Countries ("OPEC"), changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, and the economies of the key energy consuming countries also may affect the prices of the securities in the Oil, Gas & Consumable Fuels Industry. Legislative or regulatory changes and increased government supervision also may affect companies in the Oil, Gas & Consumable Fuels Industry. The Oil, Gas & Consumable Fuels Industry is a separate industry within the Energy Sector.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the Sector Risk described below.

Energy Sector Risk. The Fund's investments are exposed to issuers conducting business in the Energy Sector. The Energy Sector includes companies operating in the exploration and production, refining and marketing, and storage and transportation of oil and gas and coal and consumable fuels. It also includes companies that offer oil and gas equipment and related services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Energy Sector. The performance of companies operating in the Energy Sector is closely tied to the price and supply of energy fuels and international political events.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q4 2010	21.45%	Q4 2018	-30.94%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Energy Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Guggenheim Variable Insurance Funds Prospectus | Energy Fund | Energy Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.87%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 175
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,030
Annual Return 2009	rr_AnnualReturn2009	38.50%
Annual Return 2010	rr_AnnualReturn2010	19.05%
Annual Return 2011	rr_AnnualReturn2011	(5.85%)
Annual Return 2012	rr_AnnualReturn2012	2.40%
Annual Return 2013	rr_AnnualReturn2013	23.47%
Annual Return 2014	rr_AnnualReturn2014	(18.62%)
Annual Return 2015	rr_AnnualReturn2015	(30.22%)
Annual Return 2016	rr_AnnualReturn2016	31.37%
Annual Return 2017	rr_AnnualReturn2017	(6.26%)
Annual Return 2018	rr_AnnualReturn2018	(25.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.94%)
Label	rr_AverageAnnualReturnLabel	Energy Fund
1 Year	rr_AverageAnnualReturnYear01	(25.49%)
5 Years	rr_AverageAnnualReturnYear05	(12.22%)
10 Years	rr_AverageAnnualReturnYear10	0.22%
Guggenheim Variable Insurance Funds Prospectus | Energy Services Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	ENERGY SERVICES FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Energy Services Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production (“Energy Services Companies”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 331% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	331.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Services Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Energy Services Companies that have small to mid-sized capitalizations. Energy Services Companies are engaged in one or more businesses in the energy services field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Energy Services Companies and U.S. government securities.

Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. As of March 31, 2019, the Fund has significant exposure to the Energy Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Energy Equipment & Services Industry, a separate industry within the Energy Sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As of March 31, 2019, the Fund has significant exposure to the Energy Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Energy Equipment & Services Industry, a separate industry within the Energy Sector.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund expects to concentrate (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As of March 31, 2019, the Fund's investments are concentrated in securities issued by companies in the Energy Equipment & Services Industry. As a result of the Fund's concentration in the Energy Equipment & Services Industry, the Fund is subject to the risks associated with that Industry. The Energy Equipment and Services Industry includes drilling contractors or owners of drilling rigs that contract their services for drilling wells and manufacturers of equipment, including drilling rigs and equipment, and providers of supplies and services to companies involved in the drilling, evaluation and completion of oil and gas wells. The prices of securities of companies in the Energy Equipment & Services Industry may fluctuate widely due to supply and demand for a specific product or service, the price of oil and gas, exploration and production spending, world events and economic conditions. Natural disasters also may affect companies in the Energy Equipment & Services Industry. In addition, companies involved in the Energy Equipment & Services Industry are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims. Disruptions in energy services may significantly impact companies in the Energy Equipment & Services Industry. Legislative or regulatory changes and increased government supervision also may affect companies in the Energy Equipment & Services Industry. The Energy Equipment & Services Industry is a separate industry within the Energy Sector.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the Sector Risk described below.

Energy Sector Risk. The Fund's investments are exposed to issuers conducting business in the Energy Sector. The Energy Sector includes companies operating in the exploration and production, refining and marketing, and storage and transportation of oil and gas and coal and consumable fuels. It also includes companies that offer oil and gas equipment and related services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Energy Sector. The performance of companies operating in the Energy Sector is closely tied to the price and supply of energy fuels and international political events.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q2 2009	31.69%	Q4 2018	-42.43%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Energy Services Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Guggenheim Variable Insurance Funds Prospectus | Energy Services Fund | Energy Services Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.86%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,019
Annual Return 2009	rr_AnnualReturn2009	62.42%
Annual Return 2010	rr_AnnualReturn2010	26.05%
Annual Return 2011	rr_AnnualReturn2011	(9.29%)
Annual Return 2012	rr_AnnualReturn2012	0.40%
Annual Return 2013	rr_AnnualReturn2013	23.89%
Annual Return 2014	rr_AnnualReturn2014	(29.34%)
Annual Return 2015	rr_AnnualReturn2015	(31.70%)
Annual Return 2016	rr_AnnualReturn2016	23.15%
Annual Return 2017	rr_AnnualReturn2017	(18.64%)
Annual Return 2018	rr_AnnualReturn2018	(45.65%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(42.43%)
Label	rr_AverageAnnualReturnLabel	Energy Services Fund
1 Year	rr_AverageAnnualReturnYear01	(45.65%)
5 Years	rr_AverageAnnualReturnYear05	(23.45%)
10 Years	rr_AverageAnnualReturnYear10	(4.87%)
Guggenheim Variable Insurance Funds Prospectus | Financial Services Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	FINANCIAL SERVICES FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Financial Services Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the financial services sector (“Financial Services Companies”).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 403% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	403.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Financial Services Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Financial Services Companies that have small to mid-sized capitalizations. Financial Service Companies include commercial banks, savings and loan associations, insurance companies, brokerage companies and real-estate investment trusts. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Financial Services Companies and U.S. government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. As of March 31, 2019, the Fund has significant exposure to the Financials Sector and Real Estate Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Banks Industry, a separate industry within the Financials Sector, and Equity Real Estate Investment Trusts (REITs) Industry, a separate industry within the Real Estate Sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As of March 31, 2019, the Fund has significant exposure to the Financials Sector and Real Estate Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Banks Industry, a separate industry within the Financials Sector, and Equity Real Estate Investment Trusts (REITs) Industry, a separate industry within the Real Estate Sector.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund expects to concentrate (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As of March 31, 2019, the Fund's investments are concentrated in securities issued by companies in the industries described below.

Banks Industry. As a result of the Fund's concentration in the Banks Industry, the Fund is subject to the risks associated with that Industry. The Banks Industry includes large, geographically diverse banks with a national footprint as well as smaller regional banks whose businesses are derived primarily from conventional banking operations and have significant business activity in retail banking and small and medium corporate lending. Government regulations may limit both the amounts and types of loans and financial commitments companies in the Banks Industry can make, the interest rates and fees they can charge, and the amount of capital they must maintain, all of which may affect profitability. Credit losses resulting from financial difficulties of borrowers also can negatively affect the performance of banking companies. In addition, the prices of the securities of companies in the Banks Industry may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded banking companies, and general economic conditions that could create exposure to credit losses. Legislative or regulatory changes and increased government supervision also may affect companies in the Banks Industry. The Banks Industry is a separate industry within the Financials Sector.

Equity Real Estate Investment Trusts (REITs) Industry. As a result of the Fund's concentration in the Equity Real Estate Investment Trusts (REITs) Industry, the Fund is subject to the risks associated with that Industry. The Equity Real Estate Investment Trusts (REITs) Industry is a separate industry within the Real Estate Sector that includes companies or trusts engaged in the acquisition, development, ownership, leasing, management and operation of: hotel and resort properties (hotel & resort REITs); office properties (office REITs); properties serving the health care industry, including hospitals, nursing homes and and assisted living properties (health care REITs); residential properties, including multi-family homes, apartments, manufactured homes and student housing properties (residential REITs); shopping malls, outlet malls and neighborhood and community shopping centers (retail REITs); and other specialized properties including storage and other properties that do not generate a majority of their revenues and income from real estate rental and leasing operations (specialized REITS). For information regarding the Fund's investments in the Equity Real Estate Investment Trusts (REITs) Industry and real estate investment trusts, see "Sector Risk" and "Real Estate Investment Trust (REIT) Risk” below.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

REAL ESTATE INVESTMENT TRUST ("REIT") RISK—REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall real estate and REIT markets, such as declining property values or rising interest rates, could have a negative impact on the real estate market and the value of REITs in general. REITs may be affected by changes in the value of the underlying property owned by the trusts, economic downturns which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Real Estate Sector Risk. The Fund's investments are exposed to issuers conducting business in the Real Estate Sector. The Real Estate Sector contains companies operating in real estate development and operation. It also includes companies offering real estate related services and REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Real Estate Sector. The performance of companies operating in the Real Estate Sector has historically been cyclical and particularly sensitive to the overall economy and market changes, including declines in the value of real estate or, conversely, saturation of the real estate market, economic downturns and defaults by borrowers or tenants during such periods, increases in competition, possible lack of mortgage funds or other limits to accessing the credit or capital markets, and changes in interest rates.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q2 2009	26.90%	Q1 2009	-23.75%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Financial Services Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Guggenheim Variable Insurance Funds Prospectus | Financial Services Fund | Financial Services Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.87%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 175
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,030
Annual Return 2009	rr_AnnualReturn2009	19.68%
Annual Return 2010	rr_AnnualReturn2010	14.36%
Annual Return 2011	rr_AnnualReturn2011	(14.92%)
Annual Return 2012	rr_AnnualReturn2012	22.68%
Annual Return 2013	rr_AnnualReturn2013	27.55%
Annual Return 2014	rr_AnnualReturn2014	12.58%
Annual Return 2015	rr_AnnualReturn2015	(3.99%)
Annual Return 2016	rr_AnnualReturn2016	15.83%
Annual Return 2017	rr_AnnualReturn2017	15.57%
Annual Return 2018	rr_AnnualReturn2018	(12.28%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.75%)
Label	rr_AverageAnnualReturnLabel	Financial Services Fund
1 Year	rr_AverageAnnualReturnYear01	(12.28%)
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	8.75%
Guggenheim Variable Insurance Funds Prospectus | Health Care Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	HEALTH CARE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Health Care Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the health care industry (“Health Care Companies”).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 194% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	194.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Health Care Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Health Care Companies that have small to mid-sized capitalizations. Health Care Companies include pharmaceutical companies, companies involved in the research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care related products or services. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Health Care Companies and U.S. government securities.

Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. As of March 31, 2019, the Fund has significant exposure to the Health Care Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Health Care Equipment and Supplies Industry, a separate industry within the Health Care Sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As of March 31, 2019, the Fund has significant exposure to the Health Care Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Health Care Equipment and Supplies Industry, a separate industry within the Health Care Sector.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund expects to concentrate (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As of March 31, 2019, the Fund's investments are concentrated in securities issued by companies in the Health Care Equipment & Supplies Industry. As a result of the Fund's concentration in the Health Care Equipment & Supplies Industry, the Fund is subject to the risks associated with that Industry. The Health Care Equipment & Supplies Industry includes manufacturers of health care equipment and devices, including medical instruments, drug delivery systems, cardiovascular & orthopedic devices, and diagnostic equipment. It also includes manufacturers of health care supplies and medical product, including eye care products, hospital supplies and safety needle and syringe devices. The prices of the securities of companies operating in the Health Care Equipment & Supplies Industry may fluctuate widely due to government regulation and approval of health care products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a health care company’s market value and/or share price. Legislative or regulatory changes and increased government supervision may also affect companies in the Health Care Equipment & Supplies Industry.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the Sector Risk described below.

Health Care Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q1 2013	14.07%	Q3 2011	-14.52%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Health Care Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Guggenheim Variable Insurance Funds Prospectus | Health Care Fund | Health Care Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.87%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 175
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,030
Annual Return 2009	rr_AnnualReturn2009	24.65%
Annual Return 2010	rr_AnnualReturn2010	6.77%
Annual Return 2011	rr_AnnualReturn2011	4.69%
Annual Return 2012	rr_AnnualReturn2012	17.16%
Annual Return 2013	rr_AnnualReturn2013	41.81%
Annual Return 2014	rr_AnnualReturn2014	24.62%
Annual Return 2015	rr_AnnualReturn2015	4.53%
Annual Return 2016	rr_AnnualReturn2016	(9.70%)
Annual Return 2017	rr_AnnualReturn2017	22.86%
Annual Return 2018	rr_AnnualReturn2018	1.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.52%)
Label	rr_AverageAnnualReturnLabel	Health Care Fund
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	7.91%
10 Years	rr_AverageAnnualReturnYear10	12.98%
Guggenheim Variable Insurance Funds Prospectus | Internet Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Internet Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet (“Internet Companies”).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 485% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	485.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Internet Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Internet Companies that have small to mid-sized capitalizations. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support that impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies also may include companies that provide Intranet and Extranet services. The Fund will maintain broad representation of the various industries in the Internet sector. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Internet Companies and U.S. government securities.

Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. As of March 31, 2019, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Interactive Media & Services Industry, a separate industry within the Communication Services Sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As of March 31, 2019, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Interactive Media & Services Industry, a separate industry within the Communication Services Sector.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund expects to concentrate (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As of March 31, 2019, the Fund's investments are concentrated in securities issued by companies in the Interactive Media & Services Industry. As a result of the Fund's concentration in the Interactive Media & Services Industry, the Fund is subject to the risks associated with that Industry. The Interactive Media & Services Industry includes companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements, including search engines, social media and networking platforms, online classifieds, and online review companies. The prices of the securities of companies in the Interactive Media & Services Industry are closely tied to the performance of the overall economy and also may be affected by economic growth, consumer confidence and consumer spending. Changes in demographics and consumer tastes also can affect the success of companies in the Interactive Media & Services Industry. Legislative or regulatory changes and increased government supervision also may affect companies in the Interactive Media & Services Industry. The Interactive Media & Services Industry is a separate industry within the Communication Services Sector.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Communication Services Sector Risk. The Fund's investments are exposed to issuers conducting business in the Communication Services Sector. The Communication Services Sector includes companies that facilitate communication and offer related content and information through various mediums. It includes telecom and media & entertainment companies including producers of interactive gaming products and companies engaged in content and information creation or distribution through proprietary platforms. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communication Services Sector. The performance of companies operating in the Communication Services Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q3 2010	23.16%	Q3 2011	-19.14%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Internet Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Guggenheim Variable Insurance Funds Prospectus | Internet Fund | Internet Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.87%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 175
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,030
Annual Return 2009	rr_AnnualReturn2009	65.85%
Annual Return 2010	rr_AnnualReturn2010	20.77%
Annual Return 2011	rr_AnnualReturn2011	(11.92%)
Annual Return 2012	rr_AnnualReturn2012	19.33%
Annual Return 2013	rr_AnnualReturn2013	51.23%
Annual Return 2014	rr_AnnualReturn2014	1.96%
Annual Return 2015	rr_AnnualReturn2015	8.36%
Annual Return 2016	rr_AnnualReturn2016	4.44%
Annual Return 2017	rr_AnnualReturn2017	33.96%
Annual Return 2018	rr_AnnualReturn2018	(3.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.14%)
Label	rr_AverageAnnualReturnLabel	Internet Fund
1 Year	rr_AverageAnnualReturnYear01	(3.20%)
5 Years	rr_AverageAnnualReturnYear05	8.39%
10 Years	rr_AverageAnnualReturnYear10	16.89%
Guggenheim Variable Insurance Funds Prospectus | Leisure Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	LEISURE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Leisure Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses (“Leisure Companies”).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 239% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	239.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Leisure Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Leisure Companies that have small to mid-sized capitalizations. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, restaurants, casinos, radio and television broadcasting and advertising companies, motion picture production companies, entertainment software companies, toys and sporting goods manufacturers, musical recording companies, alcohol and tobacco companies, and publishing companies. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Leisure Companies and U.S. government securities.

Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. As of March 31, 2019, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector and Consumer Staples Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Hotels, Restaurants & Leisure Industry, a separate industry within the Consumer Discretionary Sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As of March 31, 2019, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector and Consumer Staples Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Hotels, Restaurants & Leisure Industry, a separate industry within the Consumer Discretionary Sector.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund expects to concentrate (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As of March 31, 2019, the Fund's investments are concentrated in securities issued by companies in the Hotels, Restaurants & Leisure Industry. As a result of the Fund's concentration in the Hotels, Restaurants & Leisure Industry, the Fund is subject to the risks associated with that Industry. The Hotels, Restaurants & Leisure Industry includes owners and operators of casinos and gaming facilities, hotels, resorts and cruise-ships, other leisure facilities (e.g., sport and fitness centers, stadiums, golf courses and amusement parks) and restaurants, bars, pubs, fast-food or take-out facilities. The Hotels, Restaurants & Leisure Industry is highly competitive and relies heavily on consumer spending for success. The prices of securities of companies in the Hotels, Restaurants & Leisure Industry may fluctuate widely due to general economic conditions, consumer spending and the availability of disposable income, changing consumer tastes and preferences and consumer demographics. Companies involved in the Hotels, Restaurants and Leisure Industry may be affected by the availability and expense of liability insurance. In addition, restaurants may be affected by nutritional and health concerns, and federal, state and local food inspection and processing controls. Legislative or regulatory changes and increased government supervision also may affect companies in the Hotels, Restaurants & Leisure Industry. The Hotels, Restaurants & Leisure Industry is a separate industry within the Consumer Discretionary Sector.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Communication Services Sector Risk. The Fund's investments are exposed to issuers conducting business in the Communication Services Sector. The Communication Services Sector includes companies that facilitate communication and offer related content and information through various mediums. It includes telecom and media & entertainment companies including producers of interactive gaming products and companies engaged in content and information creation or distribution through proprietary platforms. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communication Services Sector. The performance of companies operating in the Communication Services Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Consumer Staples Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Staples Sector. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples Sector. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and also is affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q2 2009	25.25%	Q3 2011	-18.24%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Leisure Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Guggenheim Variable Insurance Funds Prospectus | Leisure Fund | Leisure Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.86%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,019
Annual Return 2009	rr_AnnualReturn2009	36.72%
Annual Return 2010	rr_AnnualReturn2010	30.34%
Annual Return 2011	rr_AnnualReturn2011	2.45%
Annual Return 2012	rr_AnnualReturn2012	21.32%
Annual Return 2013	rr_AnnualReturn2013	42.41%
Annual Return 2014	rr_AnnualReturn2014	7.49%
Annual Return 2015	rr_AnnualReturn2015	0.30%
Annual Return 2016	rr_AnnualReturn2016	9.56%
Annual Return 2017	rr_AnnualReturn2017	20.11%
Annual Return 2018	rr_AnnualReturn2018	(13.44%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.24%)
Label	rr_AverageAnnualReturnLabel	Leisure Fund
1 Year	rr_AverageAnnualReturnYear01	(13.44%)
5 Years	rr_AverageAnnualReturnYear05	4.20%
10 Years	rr_AverageAnnualReturnYear10	14.50%
Guggenheim Variable Insurance Funds Prospectus | Precious Metals Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRECIOUS METALS FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Precious Metals Fund (the “Fund”) seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services (“Precious Metals Companies”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 639% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	639.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Precious Metals Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Precious Metals Companies that have small to mid-sized capitalizations. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies that provide services to Precious Metals Companies. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Precious Metals Companies and U.S. government securities.

Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. As of March 31, 2019, the Fund has significant exposure to the Materials Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Metals & Mining Industry, a separate industry within the Materials Sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As of March 31, 2019, the Fund has significant exposure to the Materials Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Metals & Mining Industry, a separate industry within the Materials Sector.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund expects to concentrate (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As of March 31, 2019, the Fund's investments are concentrated in securities issued by companies in the Metals & Mining Industry. As a result of the Fund's concentration in the Metals & Mining Industry, the Fund is subject to the risks associated with that Industry. The Metals & Mining Industry includes producers of aluminum, gold, iron and steel, and related products, as well as companies engaged in the production, extraction or mining of copper ore, silver and other metals (including precious metals) and minerals. The prices of the securities of companies in the Metals & Mining Industry may fluctuate widely due to events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes. Investments in companies in the Metals & Mining Industry may be speculative and may be subject to greater price volatility than investments in other types of companies. Legislative or regulatory changes and increased government supervision also may affect companies in the Metals & Mining Industry. The Metals & Mining Industry is a separate industry within the Materials Sector.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the Sector Risk described below.

Materials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Materials Sector. The Materials Sector includes companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Materials Sector. The prices of the securities of companies operating in the Materials Sector may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q1 2016	49.97%	Q2 2013	-35.21%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Precious Metals Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Guggenheim Variable Insurance Funds Prospectus | Precious Metals Fund | Precious Metals Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.92%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 170
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	907
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,976
Annual Return 2009	rr_AnnualReturn2009	49.24%
Annual Return 2010	rr_AnnualReturn2010	38.08%
Annual Return 2011	rr_AnnualReturn2011	(24.16%)
Annual Return 2012	rr_AnnualReturn2012	(4.10%)
Annual Return 2013	rr_AnnualReturn2013	(46.10%)
Annual Return 2014	rr_AnnualReturn2014	(17.34%)
Annual Return 2015	rr_AnnualReturn2015	(30.37%)
Annual Return 2016	rr_AnnualReturn2016	65.52%
Annual Return 2017	rr_AnnualReturn2017	7.08%
Annual Return 2018	rr_AnnualReturn2018	(16.61%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	49.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.21%)
Label	rr_AverageAnnualReturnLabel	Precious Metals Fund
1 Year	rr_AverageAnnualReturnYear01	(16.61%)
5 Years	rr_AverageAnnualReturnYear05	(3.18%)
10 Years	rr_AverageAnnualReturnYear10	(3.68%)
Guggenheim Variable Insurance Funds Prospectus | Retailing Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	RETAILING FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Retailing Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers (“Retailing Companies”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 260% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	260.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Retailing Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Retailing Companies that have small to mid-sized capitalizations. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Retailing Companies and U.S. government securities.

Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. As of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector and Consumer Staples Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Internet & Direct Marketing Retail Industry and Specialty Retail Industry, separate industries within the Consumer Discretionary Sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector and Consumer Staples Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Internet & Direct Marketing Retail Industry and Specialty Retail Industry, separate industries within the Consumer Discretionary Sector.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.
EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund expects to concentrate (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As of March 31, 2019, the Fund's investments are concentrated in securities issued by companies in the industries described below.

Internet & Direct Marketing Retail Industry. As a result of the Fund's concentration in the Internet & Direct Marketing Retail Industry, the Fund is subject to the risks associated with that Industry. The Internet & Direct Marketing Retail Industry includes companies that provide retail services primarily on the Internet, through mail order, and TV home shopping retailers. The Internet & Direct Marketing Industry relies heavily on consumer spending and the prices of securities of companies in the Internet & Direct Marketing Industry may fluctuate widely due to general economic conditions, consumer spending and the availability of disposable income, changing consumer tastes and preferences and consumer demographics. Legislative or regulatory changes and increased government supervision also may affect companies in the Internet & Direct Marketing Retail Industry. The Internet & Direct Marketing Retail Industry is a separate industry within the Consumer Discretionary Sector.

Specialty Retail Industry. As a result of the Fund's concentration in the Specialty Retail Industry, the Fund is subject to the risks associated with that Industry. The Specialty Retail Industry includes owners and operators of retail stores specialized in apparel and accessories, computer and electronics, home improvement, automotive, home furnishings and other specialty retail stores. The Specialty Retail Industry is highly competitive and relies heavily on consumer spending for success. The prices of securities of companies in the Specialty Retail Industry may fluctuate widely due to general economic conditions, consumer spending and the availability of disposable income, changing consumer tastes and preferences and consumer demographics. In addition, many companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results. Legislative or regulatory changes and increased government supervision also may affect companies in the Specialty Retail Industry. The Specialty Retail Industry is a separate industry within the Consumer Discretionary Sector.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Consumer Staples Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Staples Sector. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples Sector. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and also is affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q3 2009	17.92%	Q4 2018	(17.27)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Retailing Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Guggenheim Variable Insurance Funds Prospectus | Retailing Fund | Retailing Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.87%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 175
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,030
Annual Return 2009	rr_AnnualReturn2009	44.22%
Annual Return 2010	rr_AnnualReturn2010	25.14%
Annual Return 2011	rr_AnnualReturn2011	5.30%
Annual Return 2012	rr_AnnualReturn2012	16.77%
Annual Return 2013	rr_AnnualReturn2013	35.80%
Annual Return 2014	rr_AnnualReturn2014	8.66%
Annual Return 2015	rr_AnnualReturn2015	(1.33%)
Annual Return 2016	rr_AnnualReturn2016	0.30%
Annual Return 2017	rr_AnnualReturn2017	12.82%
Annual Return 2018	rr_AnnualReturn2018	(3.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.27%)
Label	rr_AverageAnnualReturnLabel	Retailing Fund
1 Year	rr_AverageAnnualReturnYear01	(3.23%)
5 Years	rr_AverageAnnualReturnYear05	3.26%
10 Years	rr_AverageAnnualReturnYear10	13.47%
Guggenheim Variable Insurance Funds Prospectus | Technology Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	TECHNOLOGY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Technology Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies (“Technology Companies”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 178% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	178.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Technology Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Technology Companies that have small to mid-sized capitalizations. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics and communications sectors. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Technology Companies and U.S. government securities.

Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. As of March 31, 2019, the Fund has significant exposure to the Communication Services Industry and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Software Industry, a separate industry within the Information Technology Sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As of March 31, 2019, the Fund has significant exposure to the Communication Services Industry and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Software Industry, a separate industry within the Information Technology Sector.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund expects to concentrate (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As of March 31, 2019, the Fund's investments are concentrated in securities issued by companies in the Software Industry. As a result of the Fund's concentration in the Software Industry, the Fund is subject to the risks associated with that Industry. The Software Industry includes companies engaged in developing and producing software designed for specialized applications and systems and database management software and manufacturers of home entertainment and educational software used primarily in the home. The prices of the securities of companies in the Software Industry may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, heavy expenses incurred for research and development of products or services that prove unsuccessful, problems related to bringing products to market, and rapid obsolescence of products. In addition, many software companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies' technology. Legislative or regulatory changes and increased government supervision also may affect companies in the Software Industry. The Software Industry is a separate industry within the Information Technology Sector.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the Sector Risk described below.

Communication Services Sector Risk. The Fund's investments are exposed to issuers conducting business in the Communication Services Sector. The Communication Services Sector includes companies that facilitate communication and offer related content and information through various mediums. It includes telecom and media & entertainment companies including producers of interactive gaming products and companies engaged in content and information creation or distribution through proprietary platforms. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communication Services Sector. The performance of companies operating in the Communication Services Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q2 2009	19.05%	Q3 2011	(16.76)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Technology Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Guggenheim Variable Insurance Funds Prospectus | Technology Fund | Technology Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.87%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 175
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,030
Annual Return 2009	rr_AnnualReturn2009	55.60%
Annual Return 2010	rr_AnnualReturn2010	12.03%
Annual Return 2011	rr_AnnualReturn2011	(9.20%)
Annual Return 2012	rr_AnnualReturn2012	11.98%
Annual Return 2013	rr_AnnualReturn2013	35.39%
Annual Return 2014	rr_AnnualReturn2014	10.26%
Annual Return 2015	rr_AnnualReturn2015	1.11%
Annual Return 2016	rr_AnnualReturn2016	11.07%
Annual Return 2017	rr_AnnualReturn2017	32.63%
Annual Return 2018	rr_AnnualReturn2018	(1.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.76%)
Label	rr_AverageAnnualReturnLabel	Technology Fund
1 Year	rr_AverageAnnualReturnYear01	(1.49%)
5 Years	rr_AverageAnnualReturnYear05	10.10%
10 Years	rr_AverageAnnualReturnYear10	14.53%
Guggenheim Variable Insurance Funds Prospectus | Telecommunications Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	TELECOMMUNICATIONS FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Telecommunications Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment (“Telecommunications Companies”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 365% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	365.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Telecommunications Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Telecommunications Companies that have small to mid-sized capitalizations. Telecommunications Companies include traditional and wireless telephone services or equipment providers, Internet equipment and service providers, and fiber-optics. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Telecommunications Companies and U.S. government securities.

Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. As of March 31, 2019, the Fund has significant exposure to the Communication Services Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Communications Equipment Industry, a separate industry within the Information Technology Sector, and Diversified Telecommunication Services Industry, a separate industry within the Communication Services Sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As of March 31, 2019, the Fund has significant exposure to the Communication Services Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Communications Equipment Industry, a separate industry within the Information Technology Sector, and Diversified Telecommunication Services Industry, a separate industry within the Communication Services Sector.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund expects to concentrate (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As of March 31, 2019, the Fund's investments are concentrated in securities issued by companies in the industries described below.

Communications Equipment Industry. As a result of the Fund's concentration in the Communications Equipment Industry, the Fund is subject to the risks associated with that Industry. The Communications Equipment Industry includes manufacturers of communication equipment and products, including, local area networks (LANs), wide area networks (WANs), routers, telephones, switchboards and exchanges. The prices of the securities of companies in the Communications Equipment Industry may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, heavy expenses incurred for research and development of products or services that prove unsuccessful, problems related to bringing products to market, and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may affect companies in the Communications Equipment Industry. The Communications Equipment Industry is a separate industry within the Information Technology Sector.

Diversified Telecommunication Services Industry. As a result of the Fund's concentration in the Diversified Telecommunication Services Industry, the Fund is subject to the risks associated with that Industry. The Diversified Telecommunication Services Industry includes providers of communications and high-density data transmission services, primarily through a high bandwidth/fiber-optic cable network, and operators and companies providing fixed-line telecommunications networks and and other fixed-line telecommunications services. The prices of the securities of companies in the Diversified Telecommunication Services Industry may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets. Legislative or regulatory changes and increased government supervision also may affect companies in the Diversified Telecommunication Services Industry. The Diversified Telecommunication Services Industry is a separate industry within the Communication Services Sector.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Communication Services Sector Risk. The Fund's investments are exposed to issuers conducting business in the Communication Services Sector. The Communication Services Sector includes companies that facilitate communication and offer related content and information through various mediums. It includes telecom and media & entertainment companies including producers of interactive gaming products and companies engaged in content and information creation or distribution through proprietary platforms. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communication Services Sector. The performance of companies operating in the Communication Services Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q2 2009	19.00%	Q3 2011	(17.76)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Telecommunications Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Guggenheim Variable Insurance Funds Prospectus | Telecommunications Fund | Telecommunications Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.88%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 176
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	545
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	939
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,041
Annual Return 2009	rr_AnnualReturn2009	28.68%
Annual Return 2010	rr_AnnualReturn2010	14.51%
Annual Return 2011	rr_AnnualReturn2011	(14.40%)
Annual Return 2012	rr_AnnualReturn2012	4.86%
Annual Return 2013	rr_AnnualReturn2013	17.46%
Annual Return 2014	rr_AnnualReturn2014	2.62%
Annual Return 2015	rr_AnnualReturn2015	(6.73%)
Annual Return 2016	rr_AnnualReturn2016	17.40%
Annual Return 2017	rr_AnnualReturn2017	5.85%
Annual Return 2018	rr_AnnualReturn2018	(5.29%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.76%)
Label	rr_AverageAnnualReturnLabel	Telecommunications Fund
1 Year	rr_AverageAnnualReturnYear01	(5.29%)
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10	5.76%
Guggenheim Variable Insurance Funds Prospectus | Transportation Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	TRANSPORTATION FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Transportation Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment (“Transportation Companies”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 237% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	237.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Transportation Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Transportation Companies that have small to mid-sized capitalizations. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers; parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Transportation Companies and U.S. government securities.

Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. As of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector and Industrials Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Road & Rail Industry, a separate industry within the Industrials Sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As of March 31, 2019, the Fund has significant exposure to the Consumer Discretionary Sector and Industrials Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Road & Rail Industry, a separate industry within the Industrials Sector.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund expects to concentrate (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As of March 31, 2019, the Fund's investments are concentrated in securities issued by companies in the Road & Rail Industry. As a result of the Fund's concentration in the Road & Rail Industry, the Fund is subject to the risks associated with that Industry. The Road & Rail Industry includes companies providing goods and passenger rail and land transportation. The prices of the securities of companies in the Road & Rail Industry may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures. Legislative or regulatory changes and increased government supervision also may affect companies in the Road & Rail Industry. The Road & Rail Industry is a separate industry within the Industrials Sector.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Industrials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q3 2009	18.56%	Q3 2011	(24.37)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Transportation Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Guggenheim Variable Insurance Funds Prospectus | Transportation Fund | Transportation Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.87%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 175
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,030
Annual Return 2009	rr_AnnualReturn2009	17.39%
Annual Return 2010	rr_AnnualReturn2010	24.13%
Annual Return 2011	rr_AnnualReturn2011	(11.12%)
Annual Return 2012	rr_AnnualReturn2012	17.58%
Annual Return 2013	rr_AnnualReturn2013	50.64%
Annual Return 2014	rr_AnnualReturn2014	22.80%
Annual Return 2015	rr_AnnualReturn2015	(14.09%)
Annual Return 2016	rr_AnnualReturn2016	15.43%
Annual Return 2017	rr_AnnualReturn2017	22.02%
Annual Return 2018	rr_AnnualReturn2018	(20.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.37%)
Label	rr_AverageAnnualReturnLabel	Transportation Fund
1 Year	rr_AverageAnnualReturnYear01	(20.05%)
5 Years	rr_AverageAnnualReturnYear05	3.51%
10 Years	rr_AverageAnnualReturnYear10	10.55%
Guggenheim Variable Insurance Funds Prospectus | Utilities Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	UTILITIES FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Utilities Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that operate public utilities (“Utilities Companies”).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 299% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	299.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Utilities Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Utilities Companies that have small to mid-sized capitalizations. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Utilities Companies and U.S. government securities.

Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. As of March 31, 2019, the Fund has significant exposure to the Utilities Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Electric Utilities Industry and Multi-Utilities Industry, separate industries within the Utilities Sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As of March 31, 2019, the Fund has significant exposure to the Utilities Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Electric Utilities Industry and Multi-Utilities Industry, separate industries within the Utilities Sector.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund expects to concentrate (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As of March 31, 2019, the Fund's investments are concentrated in securities issued by companies in the Electric Utilities Industry and Multi-Utilities Industry. As a result of the Fund's concentration in the Electric Utilities Industry and Multi-Utilities Industry, the Fund is subject to the risks associated with that Industries. The Electric Utilities Industry includes companies that produce or distribute electricity, including both nuclear and non-nuclear. The Multi-Utilities Industry includes utility companies engaged in Electric Utility, Gas Utility and/or Water Utility core operations as well as other diversified activities. The prices of securities in the Electric Utilities Industry and Multi-Utilities Industry may fluctuate significantly due to supply and demand, governmental regulation and environmental issues, economic conditions generally affecting electric and utilities companies, competitive pressures due to deregulation in the electric and utilities industries, increased sensitivity to the cost of energy production; and environmental factors such as conservation of natural resources or pollution control. Legislative or regulatory changes and increased government supervision also may affect companies in the Electric Utilities Industry and Multi-Utilities Industry. The Electric Utilities Industry and Multi-Utilities Industry are separate industries within the Utilities Sector.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the Sector Risk described below.

Utilities Sector Risk. The Fund's investments are exposed to issuers conducting business in the Utilities Sector. The Utilities Sector includes utility companies such as electric, gas and water utilities. It also includes independent power producers and energy traders and companies that engage in generation and distribution of electricity using renewable sources. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Utilities Sector. The prices of the securities of companies operating in the Utilities Sector are closely tied to government regulation and market competition.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q1 2016	14.40%	Q1 2009	(11.88)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Utilities Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Guggenheim Variable Insurance Funds Prospectus | Utilities Fund | Utilities Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.88%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 176
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	545
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	939
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,041
Annual Return 2009	rr_AnnualReturn2009	13.80%
Annual Return 2010	rr_AnnualReturn2010	6.88%
Annual Return 2011	rr_AnnualReturn2011	16.29%
Annual Return 2012	rr_AnnualReturn2012	1.12%
Annual Return 2013	rr_AnnualReturn2013	13.63%
Annual Return 2014	rr_AnnualReturn2014	22.89%
Annual Return 2015	rr_AnnualReturn2015	(7.36%)
Annual Return 2016	rr_AnnualReturn2016	16.34%
Annual Return 2017	rr_AnnualReturn2017	11.02%
Annual Return 2018	rr_AnnualReturn2018	3.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.88%)
Label	rr_AverageAnnualReturnLabel	Utilities Fund
1 Year	rr_AverageAnnualReturnYear01	3.78%
5 Years	rr_AverageAnnualReturnYear05	8.82%
10 Years	rr_AverageAnnualReturnYear10	9.51%
Guggenheim Variable Insurance Funds Prospectus | Europe 1.25x Strategy Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	EUROPE 1.25X STRATEGY FUND
Supplement [Text Block]	ck0001064046_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND
The Europe 1.25x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.
The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below). This means the return of the Fund for a given period will be the result of each day’s compounded returns over the period, which will very likely differ from 125% of the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day (as measured by the underlying index) will not be the product of the return of the Fund’s stated investment goal (i.e., 1.25x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 125% of the fair value of the STOXX Europe 50® Index (the “underlying index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 187% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	187.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, swaps on exchange-traded funds ("ETFs"), futures contracts (including currency futures), and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps, swaps on ETFs and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the Fund's benchmark. The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 125% of the underlying index, and expects to rebalance the Fund's holdings daily to maintain such exposure. The Fund also has 125% exposure to the foreign currencies in which the securities included in the underlying index are denominated. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. As a result, the Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. The Fund also may invest in American Depositary Receipts (“ADRs”) to gain exposure to the Fund's benchmark. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the Fund's benchmark.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The STOXX Europe 50® Index is a capitalization-weighted index composed of 50 European blue chip stocks consisting of capitalizations ranging from $21.71 billion to $185.16 billion as of March 31, 2019. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. The Fund's investment in instruments denominated in foreign currencies exposes the Fund to the risk of fluctuations in the value of such currency in comparison to the U.S. dollar. The Fund generally does not intend to hedge such foreign currency exposure. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Staples Sector, Financials Sector and Health Care Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.

On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Consumer Staples Sector, Financials Sector and Health Care Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COMPOUNDING RISK—In addition to the correlation risks described under “Correlation Risk”, the Fund’s returns are subject to the effects of compounding, which generally will cause the Fund’s performance to not correlate to the performance of the benchmark over periods greater than a single day (as measured by the underlying index), before accounting for fees and fund expenses. Compounded returns are the result of reinvesting daily returns over periods greater than a single day. The Fund’s compounded returns for periods greater than a single day will be different than the performance of the benchmark over the same period. The effects of compounding on the performance of the Fund will be more pronounced when the underlying index experiences increased volatility, the greater the leverage employed in the Fund, and over longer holding periods.

Compounding affects the performance of all investments over time, but has a more significant effect on a leveraged index fund because the magnified changes in performance produced by the use of leverage lead to greater increases and decreases in the fund’s daily returns which are then compounded over time. The effects of compounding, therefore, have a more significant effect on the Fund because it seeks to match a multiple of the performance of the Fund’s underlying index.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends or interest paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 125% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 125% of the performance of the underlying index.

Index Performance		Annualized Volatility
1x	1.25x	10%	25%	50%	75%	100%
-60%	-75%	-68%	-68%	-69%	-71%	-73%
-50%	-63%	-58%	-58%	-60%	-62%	-64%
-40%	-50%	-47%	-48%	-49%	-52%	-54%
-30%	-38%	-36%	-37%	-39%	-41%	-45%
-20%	-25%	-25%	-26%	-27%	-31%	-36%
-10%	-13%	-12%	-13%	-16%	-20%	-25%
0%	0%	0%	-1%	-4%	-8%	-15%
10%	13%	12%	12%	9%	4%	-4%
20%	25%	25%	25%	20%	17%	8%
30%	38%	38%	38%	33%	27%	18%
40%	50%	52%	51%	46%	40%	29%
50%	63%	65%	64%	60%	53%	41%
60%	75%	80%	78%	73%	65%	54%

The underlying index’s annualized historical volatility rate for the five-year period ended March 31, 2019 is 13.52%. The underlying index’s highest one-year volatility rate during the five-year period is 16.73%. The underlying index’s annualized performance for the five-year period ended March 31, 2019 is 0.48%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to isolate the effects of the underlying index volatility and index performance on the return of the Fund, and underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

CORRELATION RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, including instances in which the Fund does not hold or have exposure to each component security of the underlying index and the effect of compounding on the Fund’s returns, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns on a daily basis that match the performance of the Fund's benchmark. The risk of the Fund not achieving a high degree of correlation with its benchmark will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than a single day (as measured by the underlying index) is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for Fund fees and expenses.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

CURRENCY RISK—Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In particular, the Fund may have indirect and direct exposure to the euro. The price of the euro has fluctuated widely over the past several years, and volatility has increased in recent months, due, in part, to concern over the sovereign debt levels of certain European Union (EU) members and the potential effect of this debt on the EU members’ participation in the European Monetary Union and the value of the euro. These and other factors may adversely affect the long-term value of the euro in terms of purchasing power in the future. A decline in the price of the euro may adversely affect the Fund’s performance.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. The Fund’s investments in foreign securities and foreign issuers are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK—Because a significant portion of the Fund’s investments are concentrated in issuers located in Europe, the Fund is susceptible to loss due to adverse market, political, regulatory, and geographic events affecting the various countries and regions in Europe. The European economy is diverse and includes both large, competitive economies and small, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including ETFs, closed-end funds, affiliated short-term fixed income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

INVESTMENT IN LOANS RISK—Investing in loans involves special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LEVERAGING RISK—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments.  The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Consumer Staples Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Staples Sector. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples Sector. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and also is affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q2 2009	33.61%	Q3 2011	(28.23)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Europe 1.25x Strategy Fund | STOXX Europe 50 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	STOXX Europe 50® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(14.52%)
5 Years	rr_AverageAnnualReturnYear05	(1.56%)
10 Years	rr_AverageAnnualReturnYear10	4.33%
Guggenheim Variable Insurance Funds Prospectus | Europe 1.25x Strategy Fund | Europe 1.25x Strategy Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.81%	[32]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 184
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	569
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	980
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,127
Annual Return 2009	rr_AnnualReturn2009	35.01%
Annual Return 2010	rr_AnnualReturn2010	(10.78%)
Annual Return 2011	rr_AnnualReturn2011	(15.14%)
Annual Return 2012	rr_AnnualReturn2012	21.66%
Annual Return 2013	rr_AnnualReturn2013	23.89%
Annual Return 2014	rr_AnnualReturn2014	(12.49%)
Annual Return 2015	rr_AnnualReturn2015	(7.19%)
Annual Return 2016	rr_AnnualReturn2016	(5.58%)
Annual Return 2017	rr_AnnualReturn2017	28.60%
Annual Return 2018	rr_AnnualReturn2018	(18.97%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.23%)
Label	rr_AverageAnnualReturnLabel	Europe 1.25x Strategy Fund
1 Year	rr_AverageAnnualReturnYear01	(18.97%)
5 Years	rr_AverageAnnualReturnYear05	(4.39%)
10 Years	rr_AverageAnnualReturnYear10	2.15%
Guggenheim Variable Insurance Funds Prospectus | Japan 2x Strategy Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	JAPAN 2X STRATEGY FUND
Supplement [Text Block]	ck0001064046_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND
The Japan 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.
The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below). This means the return of the Fund for a given period will be the result of each day’s compounded returns over the period, which will very likely differ from twice the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day (as measured by the underlying index) will not be the product of the return of the Fund’s stated investment goal (i.e., 2x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei 225 Stock Average Index (the “underlying index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 180% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	180.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, swaps on exchange-traded funds ("ETFs"), futures contracts (including currency futures), and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps, swaps on ETFs and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the Fund's benchmark. The Advisor attempts to consistently apply leverage to increase the Fund's exposure to 200% of the underlying index, and expects to rebalance the Fund's holdings daily to maintain such exposure. The Fund also has 200% exposure to the Japanese yen. If the U.S. dollar rises in value against the Japanese yen, a security denominated in Japanese yen will be worth less in U.S. dollars, and if the U.S. dollar decreases in value against the Japanese yen, a security denominated in Japanese yen will be worth more in U.S. dollars. As a result, the Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. The Fund also may invest in American Depositary Receipts (“ADRs”) to gain exposure to the Fund's benchmark. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the Fund's benchmark.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The Nikkei 225 Stock Average Index is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange that are selected to be both highly liquid and representative of Japan’s industrial structure. As of March 31, 2019, the Nikkei 225 Stock Average Index included companies with small, medium and large capitalizations ranging from $221.5 million to $166.86 billion. The Fund's investment in instruments denominated in foreign currencies exposes the Fund to the risk of fluctuations in the value of such currency in comparison to the U.S. dollar. The Fund generally does not intend to hedge such foreign currency exposure. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Consumer Staples Sector, Health Care Sector, Industrials Sector, Information Technology Sector and Materials Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. While the Fund’s sector exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Consumer Staples Sector, Health Care Sector, Industrials Sector, Information Technology Sector and Materials Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COMPOUNDING RISK—In addition to the correlation risks described under “Correlation Risk”, the Fund’s returns are subject to the effects of compounding, which generally will cause the Fund’s performance to not correlate to the performance of the benchmark over periods greater than a single day (as measured by the underlying index), before accounting for fees and fund expenses. Compounded returns are the result of reinvesting daily returns over periods greater than a single day. The Fund’s compounded returns for periods greater than a single day will be different than the performance of the benchmark over the same period. The effects of compounding on the performance of the Fund will be more pronounced when the underlying index experiences increased volatility, the greater the leverage employed in the Fund, and over longer holding periods.

Compounding affects the performance of all investments over time, but has a more significant effect on a leveraged index fund because the magnified changes in performance produced by the use of leverage lead to greater increases and decreases in the fund’s daily returns which are then compounded over time. The effects of compounding, therefore, have a more significant effect on the Fund because it seeks to match a multiple of the performance of the Fund’s underlying index.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends or interest paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%

The underlying index’s annualized historical volatility rate for the five-year period ended March 31, 2019 is 13.64%. The underlying index’s highest one-year volatility rate during the five-year period is 17.29%. The underlying index’s annualized performance for the five-year period ended March 31, 2019 is 7.88%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to isolate the effects of the underlying index volatility and index performance on the return of the Fund, and underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

CORRELATION RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, including instances in which the Fund does not hold or have exposure to each component security of the underlying index and the effect of compounding on the Fund’s returns, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns on a daily basis that match the performance of the Fund's benchmark. The risk of the Fund not achieving a high degree of correlation with its benchmark will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than a single day (as measured by the underlying index) is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for Fund fees and expenses.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

CURRENCY RISK—The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. The Fund’s investments in foreign securities and foreign issuers are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

GEOGRAPHIC CONCENTRATION IN JAPAN RISK—Targeting Japan could hurt the Fund’s performance if Japan’s economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including ETFs, closed-end funds, affiliated short-term fixed income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

INVESTMENT IN LOANS RISK—Investing in loans involves special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LEVERAGING RISK—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments.  The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Communication Services Sector Risk. The Fund's investments are exposed to issuers conducting business in the Communication Services Sector. The Communication Services Sector includes companies that facilitate communication and offer related content and information through various mediums. It includes telecom and media & entertainment companies including producers of interactive gaming products and companies engaged in content and information creation or distribution through proprietary platforms. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communication Services Sector. The performance of companies operating in the Communication Services Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Consumer Staples Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Staples Sector. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples Sector. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and also is affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.

Health Care Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Materials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Materials Sector. The Materials Sector includes companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Materials Sector. The prices of the securities of companies operating in the Materials Sector may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Effective May 1, 2009, the Fund changed comparative benchmarks from the Topix 100 Index to the Nikkei 225 Stock Average Index. This change occurred as a result of the Fund’s change in name and investment strategy. Prior to May 1, 2009, the Fund’s investment strategy sought to provide 125% exposure to the Topix 100 Index; therefore, the performance and average annual total returns shown below for periods prior to May 1, 2009 may have differed had the Fund’s current investment strategy, which seeks to provide 200% exposure to the Nikkei 225 Stock Average Index, been in effect during those periods. The Nikkei 225 Stock Average Index more appropriately reflects the Fund’s investment universe. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q2 2009	33.70%	Q4 2018	(29.07)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Japan 2x Strategy Fund | Nikkei 225 Stock Average
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Nikkei 225 Stock Average Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(10.35%)
5 Years	rr_AverageAnnualReturnYear05	3.18%
10 Years	rr_AverageAnnualReturnYear10	6.34%
Guggenheim Variable Insurance Funds Prospectus | Japan 2x Strategy Fund | Japan 2x Strategy Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.63%	[33]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,933
Annual Return 2009	rr_AnnualReturn2009	23.68%
Annual Return 2010	rr_AnnualReturn2010	15.72%
Annual Return 2011	rr_AnnualReturn2011	(28.94%)
Annual Return 2012	rr_AnnualReturn2012	20.10%
Annual Return 2013	rr_AnnualReturn2013	56.00%
Annual Return 2014	rr_AnnualReturn2014	(15.41%)
Annual Return 2015	rr_AnnualReturn2015	12.00%
Annual Return 2016	rr_AnnualReturn2016	8.86%
Annual Return 2017	rr_AnnualReturn2017	50.30%
Annual Return 2018	rr_AnnualReturn2018	(22.95%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.07%)
Label	rr_AverageAnnualReturnLabel	Japan 2x Strategy Fund
1 Year	rr_AverageAnnualReturnYear01	(22.95%)
5 Years	rr_AverageAnnualReturnYear05	3.62%
10 Years	rr_AverageAnnualReturnYear10	8.57%
Guggenheim Variable Insurance Funds Prospectus | Commodities Strategy Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	COMMODITIES STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Commodities Strategy Fund (the “Fund”) seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities. The Fund’s current benchmark is the S&P GSCI® Commodity Index (the “underlying index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund’s Board of Trustees.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 187% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	187.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks exposure to the performance of the commodities markets. The Fund will seek to gain exposure to the underlying index, a composite index of commodity sector returns, representing an unleveraged long-only investment in commodity futures that is broadly diversified across the spectrum of commodities, by investing in exchange-traded products, including investment companies and commodity pools, that provide exposure to the commodities markets and in commodity-linked derivative instruments, which primarily consist of swap agreements, commodity options, and futures and options on futures. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. It is anticipated that the Fund’s investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivatives positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

The Fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) as measured at the end of every quarter of the Fund's taxable year. The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure (long or short) to the investment returns of global commodities markets.
In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests, to a significant extent, in companies or commodity-linked derivatives concentrated in the same economic sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COMMODITY EXPOSURE RISK—The Fund will concentrate its investments in commodities markets and will therefore have investment exposure to the commodities markets and one or more sectors of the commodities markets, which may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Volatility in the commodities markets may be caused by changes in overall market movements, commodity index volatility, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, or supply and demand disruptions. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. Because the Fund’s performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.  The Advisor anticipates that the Fund will have significant exposure to the energy and oil sector.  As a result, the Fund’s performance is subject to the volatility of global oil prices, and the risk that oil supply and demand, capital expenditures on exploration and production, energy conservation efforts, the prices of alternative fuels, exchange rates and technological advances may have an adversely affect the Fund’s performance.

COMMODITY-LINKED DERIVATIVES INVESTMENT RISK—The Fund may invest directly and indirectly in commodity-linked derivative instruments. The value of a commodity-linked derivatives investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value ("NAV") of the Fund and, consequently, a shareholder’s interest in the Fund.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FINANCIALS SECTOR RISK—The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including exchange-traded funds (“ETFs”), closed-end funds, affiliated short-term fixed income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

INVESTMENT IN LOANS RISK—Investing in loans involves special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

INVESTMENT IN THE SUBSIDIARY RISK—The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets.  The Fund also will incur its pro rata share of the expenses of the Subsidiary.  In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

INVESTMENT TECHNIQUE RISK—Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive.  These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

LEVERAGING RISK—The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments.  The use of derivatives and other similar financial instruments are an integral part of the Fund’s investment strategy and may expose the Fund to potentially dramatic losses (or gains) in the value of a derivative or other financial instrument and, thus, in the value of the Fund's portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

TAX RISK—To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. More information about this requirement can be found in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund has received a private letter ruling from the Internal Revenue Service (the “IRS”) that concludes that the income attributable to the Fund's investment in the Subsidiary will be qualifying income. The IRS has recently issued final regulations pursuant to which the “Subpart F” income (as defined in Section 951 of the Internal Revenue Code to include passive income, including income from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies. Such final regulations do not adopt the requirement of the proposed regulations issued by the IRS in September 2016 that would have generally required the Subsidiary to distribute its income (i.e., the “Subpart F” income of the Fund attributable to its investment in the Subsidiary) each year in order for the Fund to treat that income as “qualifying income.” The Fund may rely on such final regulations for taxable years beginning after the issuance of such proposed regulations on September 28, 2016. Accordingly, the Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Advisor intends to conduct the Fund’s investments in the Subsidiary in a manner consistent with the terms and conditions of its private letter ruling and applicable Internal Revenue Code regulations, and will monitor the Fund's investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary.

The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary, which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q2 2009	19.67%	Q4 2014	(27.82)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Commodities Strategy Fund | S&P GSCI Commodity Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P GSCI® Commodity Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(13.82%)
5 Years	rr_AverageAnnualReturnYear05	(14.52%)
10 Years	rr_AverageAnnualReturnYear10	(5.78%)
Guggenheim Variable Insurance Funds Prospectus | Commodities Strategy Fund | Commodities Strategy Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.87%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.96%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.86%	[35]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[36]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.76%	[35]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 179
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	554
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	954
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,073
Annual Return 2009	rr_AnnualReturn2009	11.56%
Annual Return 2010	rr_AnnualReturn2010	8.03%
Annual Return 2011	rr_AnnualReturn2011	(6.64%)
Annual Return 2012	rr_AnnualReturn2012	(1.41%)
Annual Return 2013	rr_AnnualReturn2013	(3.21%)
Annual Return 2014	rr_AnnualReturn2014	(34.01%)
Annual Return 2015	rr_AnnualReturn2015	(33.80%)
Annual Return 2016	rr_AnnualReturn2016	10.40%
Annual Return 2017	rr_AnnualReturn2017	4.43%
Annual Return 2018	rr_AnnualReturn2018	(15.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.82%)
Label	rr_AverageAnnualReturnLabel	Commodities Strategy Fund
1 Year	rr_AverageAnnualReturnYear01	(15.12%)
5 Years	rr_AverageAnnualReturnYear05	(15.63%)
10 Years	rr_AverageAnnualReturnYear10	(7.49%)
Guggenheim Variable Insurance Funds Prospectus | Strengthening Dollar 2x Strategy Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	STRENGTHENING DOLLAR 2X STRATEGY FUND
Supplement [Text Block]	ck0001064046_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND
The Strengthening Dollar 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results.  As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.
The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period.  Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., 2x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors.  The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments.  Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 241% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	241.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in derivative instruments, which primarily consist of index swaps, futures contracts, and options on securities, securities indices, and futures contracts. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. The Advisor attempts to consistently apply leverage to increase the Fund's exposure to 200% of the underlying index, and expects to rebalance the Fund's holdings daily to maintain such exposure. Investing in derivative instruments enables the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the Fund's benchmark. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The U.S. Dollar Index® measures the performance of the U.S. dollar against a basket of foreign currencies that include the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona and Swiss Franc. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COMPOUNDING RISK—In addition to the correlation risks described under “Correlation Risk”, the Fund’s returns are subject to the effects of compounding, which generally will cause the Fund’s performance to not correlate to the performance of the benchmark over periods greater than a single day, before accounting for fees and fund expenses. Compounded returns are the result of reinvesting daily returns over periods greater than a single day. The Fund’s compounded returns for periods greater than a single day will be different than the performance of the benchmark over the same period. The effects of compounding on the performance of the Fund will be more pronounced when the underlying index experiences increased volatility, the greater the leverage employed in the Fund, and over longer holding periods.

Compounding affects the performance of all investments over time, but has a more significant effect on a leveraged index fund because the magnified changes in performance produced by the use of leverage lead to greater increases and decreases in the fund’s daily returns which are then compounded over time. The effects of compounding, therefore, have a more significant effect on the Fund because it seeks to match a multiple of the performance of the Fund’s underlying index on a daily basis.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends or interest paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%

The underlying index’s annualized historical volatility rate for the five-year period ended March 31, 2019 is 3.72%. The underlying index’s highest one-year volatility rate during the five-year period is 7.60%. The underlying index’s annualized performance for the five-year period ended March 31, 2019 is 3.94%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to isolate the effects of the underlying index volatility and index performance on the return of the Fund, and underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

CORRELATION RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, including instances in which the Fund does not hold or have exposure to each component security of the underlying index and the effect of compounding on the Fund’s returns, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the returns of the underlying index for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for Fund fees and expenses.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

CURRENCY RISK—The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies. The Fund may attempt to, but is not obligated to, hedge its currency exposure. However, currency hedging strategies may not effectively eliminate all currency risk.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

FINANCIALS SECTOR RISK—The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund’s exposure to such companies subjects the Fund to the risk that their securities will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company’s ability to fulfill its obligations as a financial counterparty, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including exchange-traded funds (“ETFs”), closed-end funds, affiliated short-term fixed income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

INVESTMENT IN LOANS RISK—Investing in loans involves special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LEVERAGING RISK—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments.  The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q1 2015	16.95%	Q3 2010	(17.70)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Strengthening Dollar 2x Strategy Fund | U.S. Dollar Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.40%
5 Years	rr_AverageAnnualReturnYear05	3.74%
10 Years	rr_AverageAnnualReturnYear10	1.69%
Guggenheim Variable Insurance Funds Prospectus | Strengthening Dollar 2x Strategy Fund | Strengthening Dollar 2x Strategy Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.93%	[37]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.88%	[38]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 191
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	591
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,016
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,201
Annual Return 2009	rr_AnnualReturn2009	(15.84%)
Annual Return 2010	rr_AnnualReturn2010	(4.51%)
Annual Return 2011	rr_AnnualReturn2011	(4.26%)
Annual Return 2012	rr_AnnualReturn2012	(6.28%)
Annual Return 2013	rr_AnnualReturn2013	(2.97%)
Annual Return 2014	rr_AnnualReturn2014	22.93%
Annual Return 2015	rr_AnnualReturn2015	13.35%
Annual Return 2016	rr_AnnualReturn2016	7.00%
Annual Return 2017	rr_AnnualReturn2017	(17.65%)
Annual Return 2018	rr_AnnualReturn2018	11.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.70%)
Label	rr_AverageAnnualReturnLabel	Strengthening Dollar 2x Strategy Fund
1 Year	rr_AverageAnnualReturnYear01	11.82%
5 Years	rr_AverageAnnualReturnYear05	6.55%
10 Years	rr_AverageAnnualReturnYear10	(0.40%)
Guggenheim Variable Insurance Funds Prospectus | Weakening Dollar 2x Strategy Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	WEAKENING DOLLAR 2X STRATEGY FUND
Supplement [Text Block]	ck0001064046_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND
The Weakening Dollar 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide leveraged investment results that match twice the inverse of the performance of a specific underlying index on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.
The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., -2x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risks of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 213% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	213.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in derivative instruments, which primarily consist of index swaps, futures contracts, and options on securities, securities indices, and futures contracts. While the Fund may write (sell) and purchase swaps, it expects primarily to write swaps. The Advisor attempts to consistently apply leverage to increase the Fund's exposure to -200% of the underlying index, and expects to rebalance the Fund's holdings daily to maintain such exposure. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The U.S. Dollar Index® measures the performance of the U.S. dollar against a basket of foreign currencies that include the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona and Swiss Franc. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COMPOUNDING RISK—In addition to the correlation risks described under “Correlation Risk”, the Fund’s returns are subject to the effects of compounding, which generally will cause the Fund’s performance to not correlate to the performance of the benchmark over periods greater than a single day, before accounting for fees and fund expenses. Compounded returns are the result of reinvesting daily returns over periods greater than a single day. The Fund’s compounded returns for periods greater than a single day will be different than the performance of the benchmark over the same period. The effects of compounding on the performance of the Fund will be more pronounced when the underlying index experiences increased volatility, the greater the leverage employed in the Fund, and over longer holding periods.

Compounding affects the performance of all investments over time, but has a more significant effect on a leveraged index fund because the magnified changes in performance produced by the use of leverage lead to greater increases and decreases in the fund’s daily returns which are then compounded over time. The effects of compounding, therefore, have a more significant effect on the Fund because it seeks to match a multiple of the inverse performance of the Fund’s underlying index on a daily basis.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends or interest paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-2x	10%	25%	50%	75%	100%
-60%	120%	506%	404%	199%	13%	-69%
-50%	100%	286%	229%	91%	-27%	-82%
-40%	80%	171%	128%	33%	-49%	-86%
-30%	60%	99%	70%	-1%	-62%	-90%
-20%	40%	52%	31%	-27%	-70%	-93%
-10%	20%	20%	3%	-42%	-77%	-94%
0%	0%	-3%	-18%	-52%	-81%	-96%
10%	-20%	-19%	-31%	-61%	-84%	-96%
20%	-40%	-32%	-43%	-67%	-87%	-97%
30%	-60%	-42%	-51%	-72%	-89%	-97%
40%	-80%	-50%	-58%	-75%	-91%	-97%
50%	-100%	-57%	-63%	-79%	-92%	-98%
60%	-120%	-62%	-68%	-82%	-93%	-98%

The underlying index’s annualized historical volatility rate for the five-year period ended March 31, 2019 is 3.72%. The underlying index’s highest one-year volatility rate during the five-year period is 7.60%. The underlying index’s annualized performance for the five-year period ended March 31, 2019 is 3.94%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to isolate the effects of the underlying index volatility and index performance on the return of the Fund, and underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

CORRELATION RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, including instances in which the Fund does not hold or have exposure to each component security of the underlying index and the effect of compounding on the Fund’s returns, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the returns of the underlying index for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for Fund fees and expenses.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

CURRENCY RISK—The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies. The Fund may attempt to, but is not obligated to, hedge its currency exposure. However, currency hedging strategies may not effectively eliminate all currency risk.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

FINANCIALS SECTOR RISK—The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund’s exposure to such companies subjects the Fund to the risk that their securities will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company’s ability to fulfill its obligations as a financial counterparty, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including exchange-traded funds (“ETFs”), closed-end funds, affiliated short-term fixed income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

INVESTMENT IN LOANS RISK—Investing in loans involves special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LEVERAGING RISK—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments.  The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SHORT SALES AND SHORT EXPOSURE RISK—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Fund to counterparty credit risk and leverage risk. The risk for loss on a short sale or other short exposure is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The risk of loss through a short sale or other short exposure may in some cases be theoretically unlimited. Government actions also may affect the Fund’s ability to engage in short selling.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q3 2010	19.01%	Q1 2015	(15.75)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Weakening Dollar 2x Strategy Fund | U.S. Dollar Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.40%
5 Years	rr_AverageAnnualReturnYear05	3.74%
10 Years	rr_AverageAnnualReturnYear10	1.69%
Guggenheim Variable Insurance Funds Prospectus | Weakening Dollar 2x Strategy Fund | Weakening Dollar 2x Strategy Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.92%	[39]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 185
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	985
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,137
Annual Return 2009	rr_AnnualReturn2009	6.61%
Annual Return 2010	rr_AnnualReturn2010	(5.61%)
Annual Return 2011	rr_AnnualReturn2011	(3.68%)
Annual Return 2012	rr_AnnualReturn2012	0.78%
Annual Return 2013	rr_AnnualReturn2013	(2.82%)
Annual Return 2014	rr_AnnualReturn2014	(21.91%)
Annual Return 2015	rr_AnnualReturn2015	(16.83%)
Annual Return 2016	rr_AnnualReturn2016	(8.71%)
Annual Return 2017	rr_AnnualReturn2017	19.31%
Annual Return 2018	rr_AnnualReturn2018	(11.63%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.75%)
Label	rr_AverageAnnualReturnLabel	Weakening Dollar 2x Strategy Fund
1 Year	rr_AverageAnnualReturnYear01	(11.63%)
5 Years	rr_AverageAnnualReturnYear05	(8.97%)
10 Years	rr_AverageAnnualReturnYear10	(5.08%)
Guggenheim Variable Insurance Funds Prospectus | Real Estate Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	REAL ESTATE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Real Estate Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”) (collectively, “Real Estate Companies”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 313% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	313.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Real Estate Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Real Estate Companies that have small to mid-sized capitalizations. Real Estate Companies, which also include master limited partnerships, are primarily engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies also may include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Real Estate Companies and U.S. government securities.

Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. As of March 31, 2019, the Fund has significant exposure to the Real Estate Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Equity Real Estate Investment Trusts (REITs) Industry, a separate industry within the Real Estate Sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As of March 31, 2019, the Fund has significant exposure to the Real Estate Sector, as that sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Equity Real Estate Investment Trusts (REITs) Industry, a separate industry within the Real Estate Sector.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund expects to concentrate (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As of March 31, 2019, the Fund's investments are concentrated in securities issued by companies in the Equity Real Estate Investment Trusts (REITs) Industry. As a result of the Fund's concentration in the Equity Real Estate Investment Trusts (REITs) Industry, the Fund is subject to the risks associated with that Industry. The Equity Real Estate Investment Trusts (REITs) Industry is a separate industry within the Real Estate Sector that includes companies or trusts engaged in the acquisition, development, ownership, leasing, management and operation of: hotel and resort properties (hotel & resort REITs); office properties (office REITs); properties serving the health care industry, including hospitals, nursing homes and and assisted living properties (health care REITs); residential properties, including multi-family homes, apartments, manufactured homes and student housing properties (residential REITs); shopping malls, outlet malls and neighborhood and community shopping centers (retail REITs); and other specialized properties including storage and other properties that do not generate a majority of their revenues and income from real estate rental and leasing operations (specialized REITS). For information regarding the Fund's investments in the Equity Real Estate Investment Trusts (REITs) Industry and real estate investment trusts, see "Sector Risk" and "Real Estate Investment Trust (REIT) Risk” below.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

REAL ESTATE INVESTMENT TRUST ("REIT") RISK—REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall real estate and REIT markets, such as declining property values or rising interest rates, could have a negative impact on the real estate market and the value of REITs in general. REITs may be affected by changes in the value of the underlying property owned by the trusts, economic downturns which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

SECTOR RISK—The Fund is subject to the Sector Risk described below.

Real Estate Sector Risk. The Fund's investments are exposed to issuers conducting business in the Real Estate Sector. The Real Estate Sector contains companies operating in real estate development and operation. It also includes companies offering real estate related services and REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Real Estate Sector. The performance of companies operating in the Real Estate Sector has historically been cyclical and particularly sensitive to the overall economy and market changes, including declines in the value of real estate or, conversely, saturation of the real estate market, economic downturns and defaults by borrowers or tenants during such periods, increases in competition, possible lack of mortgage funds or other limits to accessing the credit or capital markets, and changes in interest rates.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q3 2009	29.91%	Q1 2009	(28.90)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Real Estate Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Guggenheim Variable Insurance Funds Prospectus | Real Estate Fund | Real Estate Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.88%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 176
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	545
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	939
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,041
Annual Return 2009	rr_AnnualReturn2009	25.27%
Annual Return 2010	rr_AnnualReturn2010	24.86%
Annual Return 2011	rr_AnnualReturn2011	2.26%
Annual Return 2012	rr_AnnualReturn2012	18.34%
Annual Return 2013	rr_AnnualReturn2013	3.94%
Annual Return 2014	rr_AnnualReturn2014	21.01%
Annual Return 2015	rr_AnnualReturn2015	(2.52%)
Annual Return 2016	rr_AnnualReturn2016	10.15%
Annual Return 2017	rr_AnnualReturn2017	6.65%
Annual Return 2018	rr_AnnualReturn2018	(7.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.90%)
Label	rr_AverageAnnualReturnLabel	Real Estate Fund
1 Year	rr_AverageAnnualReturnYear01	(7.33%)
5 Years	rr_AverageAnnualReturnYear05	5.13%
10 Years	rr_AverageAnnualReturnYear10	9.71%
Guggenheim Variable Insurance Funds Prospectus | Government Long Bond 1.2x Strategy Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	GOVERNMENT LONG BOND 1.2X STRATEGY FUND
Supplement [Text Block]	ck0001064046_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND
The Government Long Bond 1.2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results.  As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.
The effect of leverage on the Fund will generally cause the Fund’s performance to not correspond to the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will likely differ from 120% of the return of the Fund’s benchmark for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period.  Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., 1.2x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors.  The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments.  Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the most recently issued 30 Year U.S. Treasury Bond. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2,292% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2292.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in U.S. government securities and derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Futures and options contracts, and interest rate swaps, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the Fund's benchmark or to securities whose performance is highly correlated to the Fund's benchmark. The Advisor attempts to consistently apply leverage to increase the Fund's exposure to 120% of the Fund's benchmark, and expects to rebalance the Fund's holdings daily to maintain such exposure. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the U.S. government (and derivatives thereof).
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

Some of the Fund’s U.S. government securities, or cash equivalents, will be used to collateralize its derivatives positions. The Fund also may invest in zero coupon U.S. Treasury bonds and enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COMPOUNDING RISK—In addition to the correlation risks described under “Correlation Risk”, the Fund’s returns are subject to the effects of compounding, which generally will cause the Fund’s performance to not correlate to the performance of the benchmark over periods greater than a single day, before accounting for fees and fund expenses. Compounded returns are the result of reinvesting daily returns over periods greater than a single day. The Fund’s compounded returns for periods greater than a single day will be different than the performance of the benchmark over the same period. The effects of compounding on the performance of the Fund will be more pronounced when the Long Treasury Bond experiences increased volatility, the greater the leverage employed in the Fund, and over longer holding periods.

Compounding affects the performance of all investments over time, but has a more significant effect on a leveraged index fund because the magnified changes in performance produced by the use of leverage lead to greater increases and decreases in the fund’s daily returns which are then compounded over time. The effects of compounding, therefore, have a more significant effect on the Fund because it seeks to match a multiple of the performance of the Long Treasury Bond on a daily basis.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) the performance of the Long Treasury Bond; (b) volatility of the Long Treasury Bond; (c) financing rates associated with leverage; (d) other Fund expenses; and (e) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no Fund expenses; and (b) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 120% of the performance of the Long Treasury Bond; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 120% of the performance of the Long Treasury Bond.

Index Performance		Annualized Volatility
1x	1.2x	10%	25%	50%	75%	100%
-60%	-72%	-67%	-67%	-68%	-69%	-71%
-50%	-60%	-57%	-57%	-58%	-60%	-62%
-40%	-48%	-46%	-46%	-48%	-49%	-51%
-30%	-36%	-35%	-35%	-37%	-39%	-42%
-20%	-24%	-24%	-25%	-25%	-28%	-32%
-10%	-12%	-12%	-13%	-15%	-18%	-22%
0%	0%	0%	0%	-3%	-6%	-12%
10%	12%	12%	11%	9%	5%	-1%
20%	24%	24%	24%	20%	18%	11%
30%	36%	37%	36%	32%	28%	21%
40%	48%	49%	48%	45%	40%	32%
50%	60%	62%	61%	58%	53%	43%
60%	72%	76%	75%	71%	65%	56%

The Long Treasury Bond’s annualized historical volatility rate for the five-year period ended March 31, 2019 is 9.94%. The Long Treasury Bond’s highest one-year volatility rate during the five-year period is 11.69%. The Long Treasury Bond’s annualized performance for the five-year period ended March 31, 2019 is 5.44%.

The historical volatility and performance of the Long Treasury Bond are not indications of what the Long Treasury Bond volatility and performance will be in the future. The table is intended to isolate the effects of the Long Treasury Bond volatility and performance on the return of the Fund, and underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

CORRELATION RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, including instances in which the Fund does not hold or have exposure to each component security of the Long Treasury Bond and the effect of compounding on the Fund’s returns, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the returns of the Long Treasury Bond for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the Long Treasury Bond has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the performance of the Long Treasury Bond times the stated multiple in the Fund’s investment objective, before accounting for Fund fees and expenses.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

FINANCIALS SECTOR RISK—The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund’s exposure to such companies subjects the Fund to the risk that their securities will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company’s ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including exchange-traded funds (“ETFs”), closed-end funds, affiliated short-term fixed income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

INVESTMENT IN LOANS RISK—Investing in loans involves special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LEVERAGING RISK—The Fund achieves leveraged exposure to the Long Treasury Bond through the use of derivative instruments.  The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the Long Treasury Bond. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to correspond to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the Long Treasury Bond, rounding of share prices, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q3 2011	37.76%	Q4 2016	(17.00)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Government Long Bond 1.2x Strategy Fund | Barclays Long Treasury Bond Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Long Treasury Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.84%)
5 Years	rr_AverageAnnualReturnYear05	5.93%
10 Years	rr_AverageAnnualReturnYear10	4.09%
Guggenheim Variable Insurance Funds Prospectus | Government Long Bond 1.2x Strategy Fund | Government Long Bond 1.2x Strategy Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.82%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.02%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,613
Annual Return 2009	rr_AnnualReturn2009	(31.54%)
Annual Return 2010	rr_AnnualReturn2010	10.14%
Annual Return 2011	rr_AnnualReturn2011	41.52%
Annual Return 2012	rr_AnnualReturn2012	3.01%
Annual Return 2013	rr_AnnualReturn2013	(18.25%)
Annual Return 2014	rr_AnnualReturn2014	34.67%
Annual Return 2015	rr_AnnualReturn2015	(5.09%)
Annual Return 2016	rr_AnnualReturn2016	(0.33%)
Annual Return 2017	rr_AnnualReturn2017	9.64%
Annual Return 2018	rr_AnnualReturn2018	(5.32%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.00%)
Label	rr_AverageAnnualReturnLabel	Government Long Bond 1.2x Strategy Fund
1 Year	rr_AverageAnnualReturnYear01	(5.32%)
5 Years	rr_AverageAnnualReturnYear05	5.75%
10 Years	rr_AverageAnnualReturnYear10	1.74%
Guggenheim Variable Insurance Funds Prospectus | Inverse Government Long Bond Strategy Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	INVERSE GOVERNMENT LONG BOND STRATEGY FUND
Supplement [Text Block]	ck0001064046_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND
The Inverse Government Long Bond Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide investment results that correlate to the inverse of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.
Because the Fund seeks daily inverse investment results, the return of the Fund for a period longer than a full trading day will be the result of each day’s compounded returns over the period, which will likely differ from the inverse return of the daily price movement of the benchmark for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., -1x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risks of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the most recently issued 30 Year U.S. Treasury Bond. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 907% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	907.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Unlike a traditional index fund, the Fund’s investment objective is to perform, on a daily basis, opposite the daily price movement of the Long Treasury Bond. The Fund employs as its investment strategy a program of engaging in short sales and investing to a significant extent in derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. The Advisor expects to rebalance the Fund's positions daily to maintain exposure that is opposite to that of the Fund's benchmark. While the Fund may write (sell) and purchase swaps, it expects primarily to write swaps. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. government.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COMPOUNDING RISK—In addition to the correlation risks described under “Correlation Risk”, the Fund’s returns are subject to the effects of compounding, which generally will cause the Fund’s performance to not correlate to the performance of the benchmark over periods greater than a single day, before accounting for fees and fund expenses. Compounded returns are the result of reinvesting daily returns over periods greater than a single day. The Fund’s compounded returns for periods greater than a single day will be different than the performance of the benchmark over the same period. The effects of compounding on the performance of the Fund will be more pronounced when the Long Treasury Bond experiences increased volatility and over longer holding periods.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) performance of the Long Treasury Bond; (b) volatility of the Long Treasury Bond; (c) financing rates associated with leverage; (d) other Fund expenses; and (e) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no Fund expenses; and (b) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the Long Treasury Bond; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the Long Treasury Bond.

Index Performance		Annualized Volatility
1x	-1x	10%	25%	50%	75%	100%
-60%	60%	148%	132%	96%	42%	-6%
-50%	50%	98%	87%	57%	14%	-28%
-40%	40%	65%	56%	30%	-5%	-38%
-30%	30%	42%	34%	13%	-18%	-47%
-20%	20%	24%	18%	-3%	-28%	-54%
-10%	10%	10%	4%	-13%	-36%	-59%
0%	0%	-1%	-6%	-22%	-43%	-64%
10%	-10%	-10%	-15%	-29%	-48%	-67%
20%	-20%	-17%	-22%	-35%	-53%	-69%
30%	-30%	-24%	-28%	-40%	-56%	-71%
40%	-40%	-29%	-33%	-44%	-60%	-73%
50%	-50%	-34%	-37%	-48%	-62%	-76%
60%	-60%	-38%	-41%	-51%	-65%	-78%

The Long Treasury Bond’s annualized historical volatility rate for the five-year period ended March 31, 2019 is 9.94%. The Long Treasury Bond’s highest one-year volatility rate during the five-year period is 11.69%. The Long Treasury Bond’s annualized performance for the five-year period ended March 31, 2019 is 5.44%.

The historical volatility and performance of the Long Treasury Bond are not indications of what the Long Treasury Bond volatility and performance will be in the future. The table is intended to isolate the effects of the Long Treasury Bond volatility and performance on the return of the Fund, and underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

CORRELATION RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, including instances in which the Fund does not hold or have exposure to each component security of the Long Treasury Bond and the effect of compounding on the Fund’s returns, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are the inverse of the returns of the Long Treasury Bond for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the Long Treasury Bond has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the performance of the inverse of the Long Treasury Bond, before accounting for Fund fees and expenses.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

FINANCIALS SECTOR RISK—The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund’s exposure to such companies subjects the Fund to the risk that their securities will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company’s ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including exchange-traded funds (“ETFs”), closed-end funds, affiliated short-term fixed income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

INVESTMENT IN LOANS RISK—Investing in loans involves special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SHORT SALES AND SHORT EXPOSURE RISK—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Fund to counterparty credit risk and leverage risk. The risk for loss on a short sale or other short exposure is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The risk of loss through a short sale or other short exposure may in some cases be theoretically unlimited. Government actions also may affect the Fund’s ability to engage in short selling.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the Long Treasury Bond, rounding of share prices, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q4 2016	15.80%	Q3 2011	(25.87)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Inverse Government Long Bond Strategy Fund | Barclays Long Treasury Bond Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Long Treasury Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.84%)
5 Years	rr_AverageAnnualReturnYear05	5.93%
10 Years	rr_AverageAnnualReturnYear10	4.09%
Guggenheim Variable Insurance Funds Prospectus | Inverse Government Long Bond Strategy Fund | Inverse Government Long Bond Strategy Fund Variable Entity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	2.55%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.86%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	4.35%	[40]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 436
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,211
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,494
Annual Return 2009	rr_AnnualReturn2009	19.41%
Annual Return 2010	rr_AnnualReturn2010	(12.81%)
Annual Return 2011	rr_AnnualReturn2011	(30.44%)
Annual Return 2012	rr_AnnualReturn2012	(6.19%)
Annual Return 2013	rr_AnnualReturn2013	15.26%
Annual Return 2014	rr_AnnualReturn2014	(24.91%)
Annual Return 2015	rr_AnnualReturn2015	(1.22%)
Annual Return 2016	rr_AnnualReturn2016	(2.94%)
Annual Return 2017	rr_AnnualReturn2017	(8.89%)
Annual Return 2018	rr_AnnualReturn2018	3.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.87%)
Label	rr_AverageAnnualReturnLabel	Inverse Government Long Bond Strategy Fund
1 Year	rr_AverageAnnualReturnYear01	3.79%
5 Years	rr_AverageAnnualReturnYear05	(7.40%)
10 Years	rr_AverageAnnualReturnYear10	(6.10%)
Guggenheim Variable Insurance Funds Prospectus | High Yield Strategy Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	HIGH YIELD STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The High Yield Strategy Fund (the “Fund”) seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 116% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to gain exposure similar to the total return of the high yield bond market, as represented by U.S. and Canadian high yield bonds, by investing in fixed rate, non-investment grade debt through the use of credit default swaps, high yield securities, futures, total return swaps on exchange-traded funds (“ETFs”), and other financial instruments with economic characteristics comparable to those of the high yield bond market. Generally, high yield bonds, which also are commonly referred to as “junk bonds,” are those bonds rated BB+ and lower by S&P Global Ratings or Ba1 and lower by Moody’s Investors Service, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund’s investment objective.

The Fund will primarily invest in credit default swaps,swaps on ETFs, and bond futures to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund will normally be a seller of credit protection (assuming credit risk) as it seeks to gain exposure to the high yield bond market, but also may buy credit protection from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity. The Fund's investments in bond futures are expected to provide exposure to interest rate risk comparable to that experienced in the high yield bond market, and will complement the Fund's swaps investments exposure to produce investment exposure that in the aggregate is similar to that of the high yield bond market.

For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund also may invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, consisting of ETFs, unit investment trusts, and closed-end funds, that invest primarily in high yield debt instruments. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market.

Investments in derivative instruments, such as futures and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant.
The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination have economic characteristics similar to the U.S. and Canadian high yield bond markets and/or in high yield debt securities.

The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

CURRENCY RISK—The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

CREDIT DEFAULT SWAP RISK—The Fund’s investments in credit default swaps may subject the Fund to greater risks than if the Fund were to invest directly in high yield bonds. When investing in credit default swaps, the Fund is exposed to the credit risk of both the counterparty to the credit default swap and the issuer of the underlying reference obligation. The Fund could realize a loss on its investment if it does not correctly evaluate the creditworthiness of the issuer of the bond or other reference obligation on which the credit default swap is based, as well as the continued creditworthiness of the counterparty. Investments in credit default swaps also are subject to liquidity risk.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including ETFs, closed-end funds, affiliated short-term fixed income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

INVESTMENT IN LOANS RISK—Investing in loans involves special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

ISSUER SPECIFIC RISK —The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, the perceived poor management performance, financial leverage or reduced demand of an issuer’s goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities, held by the Fund, of an issuer or guarantor of a debt instrument may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK—The Fund’s investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q1 2016	4.23%	Q4 2018	(2.35)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | High Yield Strategy Fund | Barclays Corporate High Yield Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2014
Guggenheim Variable Insurance Funds Prospectus | High Yield Strategy Fund | High Yield Strategy Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.87%	[41]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.68%	[42]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 171
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,987
Annual Return 2015	rr_AnnualReturn2015	(0.71%)
Annual Return 2016	rr_AnnualReturn2016	11.62%
Annual Return 2017	rr_AnnualReturn2017	6.87%
Annual Return 2018	rr_AnnualReturn2018	(0.87%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.35%)
Label	rr_AverageAnnualReturnLabel	High Yield Strategy Fund
1 Year	rr_AverageAnnualReturnYear01	(0.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2014
Guggenheim Variable Insurance Funds Prospectus | Inverse High Yield Strategy Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	INVERSE HIGH YIELD STRATEGY FUND
Supplement [Text Block]	ck0001064046_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND
The Inverse High Yield Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide investment results that correlate to the inverse of the performance of the high yield bond market, a result opposite of most mutual funds. The Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.
Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the inverse of the return of the high yield bond market for that period. As a consequence, especially in periods of market volatility, the path or trend of the high yield bond market during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the high yield bond market for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., -1x) and the cumulative performance of the high yield bond market.
The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks of shorting and (b) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that inversely correlate, before fees and expenses, to the performance of the high yield bond market.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. Since the Fund had not yet commenced operations as of the most recent fiscal year end, there is no portfolio turnover rate to report.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" is based on estimated amounts for the current fiscal year and does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to gain inverse exposure to the performance of the high yield bond market by investing in credit default swaps, futures, total return swaps on exchange-traded funds (“ETFs”), and other financial instruments with economic characteristics opposite to those of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds, which also are commonly referred to as “junk bonds,” are those bonds rated BB+ and lower by S&P Global Ratings or Ba1 and lower by Moody’s Investors Service, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund’s objective.

The Fund will primarily invest in credit default swaps, swaps on ETFs, and bond futures to gain inverse exposure to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund will normally be a buyer of credit protection as it seeks to gain inverse exposure to the high yield bond market, but also may buy credit protection from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity. The Fund will invest in bond futures to obtain exposure to interest rate risk comparable to that experienced in the high yield bond market, and will complement the Fund's swap investments exposure to produce inverse investment exposure to the high yield bond market.

For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund also may invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, consisting of ETFs, unit investment trusts, and closed-end funds, that provide inverse exposure to the high yield debt market. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market.

Investments in derivative instruments, such as futures and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant.

The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination should provide inverse exposure to the U.S. and Canadian high yield bond markets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

CORRELATION AND COMPOUNDING RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the high yield bond market experiences extreme volatility. In addition, as a result of compounding, the Fund’s performance is likely to be either greater than or less than the inverse performance of the high yield bond market, before accounting for fees and Fund expenses.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CURRENCY RISK—The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

CREDIT DEFAULT SWAP RISK—The Fund’s investments in credit default swaps may subject the Fund to greater risks than if the Fund were to invest directly in high yield bonds. When investing in credit default swaps, the Fund is exposed to the credit risk of both the counterparty to the credit default swap and the issuer of the underlying reference obligation. The Fund could realize a loss on its investment if it does not correctly evaluate the creditworthiness of the issuer of the bond or other reference obligation on which the credit default swap is based, as well as the continued creditworthiness of the counterparty. Investments in credit default swaps also are subject to liquidity risk.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures also are subject to leverage risks and to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. The Fund’s investments in foreign securities and foreign issuers are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

ISSUER SPECIFIC RISK—The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, the perceived poor management performance, financial leverage or reduced demand of an issuer’s goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities, held by the Fund, of an issuer or guarantor of a debt instrument may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK—The Fund’s investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SHAREHOLDER TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund and higher transaction costs. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

SHORT SALES AND SHORT EXPOSURE RISK—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Fund to counterparty credit risk and leverage risk. The risk for loss on a short sale or other short exposure is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The risk of loss through a short sale or other short exposure may in some cases be theoretically unlimited. Government actions also may affect the Fund’s ability to engage in short selling.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Guggenheim Variable Insurance Funds Prospectus | Inverse High Yield Strategy Fund | Inverse High Yield Strategy Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.87%	[43]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 511
Guggenheim Variable Insurance Funds Prospectus | Long Short Equity Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	LONG SHORT EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Long Short Equity Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 266% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	266.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in long and short positions of domestic equity securities or equity-related instruments, including swaps and other derivatives that provide long or short exposure to domestic equity securities. For purposes of determining compliance with the Fund’s 80% investment policy, equity-related derivatives generally will be valued based on their notional value.

The Fund seeks to achieve its investment objective by constructing portfolios that maintain long positions in instruments that provide exposure to risk factors the Advisor considers to be undervalued by the equity markets and sells short instruments that provide exposure to risk factors the Advisor considers to be overvalued by the equity markets. The Advisor considers both market risk factors generally and risks specific to the companies in which the Fund invests. To construct the portfolios, the Advisor uses fundamentally-based, forward-looking forecasts of equity cash flows to generate return expectations for individual companies. Then, the expected returns for the universe of stocks is further evaluated using quantitative techniques to estimate the market’s implied valuation of broad market risk factors as well as company-specific risks. Finally, the Advisor applies its proprietary evaluation process to buy long those stocks (or derivatives that give exposure to the stocks) that give the portfolio both the broad risk characteristics and company-specific risks that are perceived to be undervalued and sell short those stocks (or derivatives that give exposure to the stocks) with characteristics that are perceived to be overvalued.

The Fund will ordinarily hold simultaneous long and short positions in equity securities or securities markets that provide exposure up to a level equal to 300% of the Fund’s net assets for both the long and short positions. That level of exposure is obtained through derivatives, including swap agreements. At any point in time, the Fund’s portfolio may be significantly net long or net short. The Fund’s overall net exposure will change as market opportunities change.

The Fund invests in equity securities, including small-, mid-, and large-capitalization securities, such as U.S. traded common stocks, American Depositary Receipts (“ADRs”) and other investment companies, but also may invest in derivative instruments which primarily consist of swaps on baskets of selected equity securities, futures contracts, and options on securities, futures contracts, and stock indices. The Fund’s investments in derivatives enable the Fund to pursue its investment objective without investing directly in the securities of companies to which the Fund is seeking exposure. The Fund also may invest in derivatives to hedge or gain leveraged exposure to a particular industry, style or company depending on market conditions.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.

Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. The Fund also may enter into short sales of broad-based stock indices for hedging purposes in an effort to reduce portfolio risk or volatility. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivatives positions or for defensive purposes to seek to avoid losses during adverse market conditions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct significant trading activity at or just prior to the close of the U.S. financial markets.

Because the Fund seeks to gain exposure to different industries and sectors in the economy, from time to time, the Fund may invest a significant percentage of its assets in issuers in one or more groups of industries or sectors of the economy. While the Fund’s sector and industry exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Communication Services Sector, Consumer Staples Sector, Energy Sector, Financials Sector, Health Care Sector, Industrials Sector, Information and Technology Sector, Materials Sector, Real Estate Sector and Utilities Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Equity Real Estate Investment Trusts Industry, a separate industry within the Real Estate Sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value (“NAV”). Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

INDUSTRY CONCENTRATION RISK—The Fund expects to concentrate (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As of March 31, 2019, the Fund's investments are concentrated in securities issued by companies in the Equity Real Estate Investment Trusts (REITs) Industry. As a result of the Fund's concentration in the Equity Real Estate Investment Trusts (REITs) Industry, the Fund is subject to the risks associated with that Industry. The Equity Real Estate Investment Trusts (REITs) Industry is a separate industry within the Real Estate Sector that includes companies or trusts engaged in the acquisition, development, ownership, leasing, management and operation of: hotel and resort properties (hotel & resort REITs); office properties (office REITs); properties serving the health care industry, including hospitals, nursing homes and and assisted living properties (health care REITs); residential properties, including multi-family homes, apartments, manufactured homes and student housing properties (residential REITs); shopping malls, outlet malls and neighborhood and community shopping centers (retail REITs); and other specialized properties including storage and other properties that do not generate a majority of their revenues and income from real estate rental and leasing operations (specialized REITS). For information regarding the Fund's investments in the Equity Real Estate Investment Trusts (REITs) Industry and real estate investment trusts, see "Sector Risk" and "Real Estate Investment Trust (REIT) Risk” below.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including exchange-traded funds (“ETFs”), closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LEVERAGING RISK—The Fund’s investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MANAGEMENT RISK—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading also may result in adverse tax consequences.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

REAL ESTATE INVESTMENT TRUST ("REIT") RISK—REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall real estate and REIT markets, such as declining property values or rising interest rates, could have a negative impact on the real estate market and the value of REITs in general. REITs may be affected by changes in the value of the underlying property owned by the trusts, economic downturns which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS RISK—In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Communication Services Sector Risk. The Fund's investments are exposed to issuers conducting business in the Communication Services Sector. The Communication Services Sector includes companies that facilitate communication and offer related content and information through various mediums. It includes telecom and media & entertainment companies including producers of interactive gaming products and companies engaged in content and information creation or distribution through proprietary platforms. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communication Services Sector. The performance of companies operating in the Communication Services Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Consumer Staples Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Staples Sector. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples Sector. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and also is affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.

Energy Sector Risk. The Fund's investments are exposed to issuers conducting business in the Energy Sector. The Energy Sector includes companies operating in the exploration and production, refining and marketing, and storage and transportation of oil and gas and coal and consumable fuels. It also includes companies that offer oil and gas equipment and related services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Energy Sector. The performance of companies operating in the Energy Sector is closely tied to the price and supply of energy fuels and international political events.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk.  The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Materials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Materials Sector. The Materials Sector includes companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Materials Sector. The prices of the securities of companies operating in the Materials Sector may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Real Estate Sector Risk. The Fund's investments are exposed to issuers conducting business in the Real Estate Sector. The Real Estate Sector contains companies operating in real estate development and operation. It also includes companies offering real estate related services and REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Real Estate Sector. The performance of companies operating in the Real Estate Sector has historically been cyclical and particularly sensitive to the overall economy and market changes, including declines in the value of real estate or, conversely, saturation of the real estate market, economic downturns and defaults by borrowers or tenants during such periods, increases in competition, possible lack of mortgage funds or other limits to accessing the credit or capital markets, and changes in interest rates.

Utilities Sector Risk. The Fund's investments are exposed to issuers conducting business in the Utilities Sector. The Utilities Sector includes utility companies such as electric, gas and water utilities. It also includes independent power producers and energy traders and companies that engage in generation and distribution of electricity using renewable sources. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Utilities Sector. The prices of the securities of companies operating in the Utilities Sector are closely tied to government regulation and market competition.

SHORT SALES AND SHORT EXPOSURE RISK—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Fund to counterparty credit risk and leverage risk. The risk for loss on a short sale or other short exposure is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The risk of loss through a short sale or other short exposure may in some cases be theoretically unlimited. Government actions also may affect the Fund’s ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index, the S&P 500® Index, and other comparative benchmark, the Morningstar Long/Short Equity Category Average. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future. On May 31, 2017, the Fund’s principal investment strategies were revised; therefore, the performance and average annual total returns shown for periods prior to May 31, 2017 may have differed had the Fund’s current principal investment strategies been in effect during those periods.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index, the S&P 500® Index, and other comparative benchmark, the Morningstar Long/Short Equity Category Average.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q3 2009	15.96%	Q3 2011	(15.62)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Long Short Equity Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Guggenheim Variable Insurance Funds Prospectus | Long Short Equity Fund | Morningstar Long/Short Equity Category Average
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Morningstar Long/Short Equity Category Average (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(6.19%)
5 Years	rr_AverageAnnualReturnYear05	1.25%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Guggenheim Variable Insurance Funds Prospectus | Long Short Equity Fund | Long Short Equity Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.72%	[44]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,922
Annual Return 2009	rr_AnnualReturn2009	27.29%
Annual Return 2010	rr_AnnualReturn2010	11.21%
Annual Return 2011	rr_AnnualReturn2011	(6.56%)
Annual Return 2012	rr_AnnualReturn2012	4.43%
Annual Return 2013	rr_AnnualReturn2013	17.46%
Annual Return 2014	rr_AnnualReturn2014	2.79%
Annual Return 2015	rr_AnnualReturn2015	1.26%
Annual Return 2016	rr_AnnualReturn2016	0.65%
Annual Return 2017	rr_AnnualReturn2017	14.85%
Annual Return 2018	rr_AnnualReturn2018	(12.94%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.62%)
Label	rr_AverageAnnualReturnLabel	Long Short Equity Fund
1 Year	rr_AverageAnnualReturnYear01	(12.94%)
5 Years	rr_AverageAnnualReturnYear05	0.94%
10 Years	rr_AverageAnnualReturnYear10	5.45%
Guggenheim Variable Insurance Funds Prospectus | Global Managed Futures Strategy Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL MANAGED FUTURES STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Managed Futures Strategy Fund (the “Fund”) seeks to generate positive total returns over time.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund’s Board of Trustees.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s investment strategy focuses on the use of a systematic, price-based statistical process to identify and profit from price trends in the global commodity, currency, equity, and fixed income markets. The Advisor uses proprietary methods of comparing current prices to historical prices over varying periods of time to identify trends of varying lengths in the commodity, currency, equity, and fixed income markets. When the Fund’s investment strategy identifies a price trend in a particular market for a specific time frame, the Fund will take either a long or short position in the related futures or forward contract. If the Fund’s investment strategy does not identify a trend, the Fund will not establish a position with exposure to that particular market segment. The size of each position is determined by the estimated risk of each position as measured by recent volatility. Position sizes also may be constrained by position margin requirements, liquidity needs, leverage limits, and other portfolio or market measures.
The Advisor may employ systematic relative value trading strategies and other risk-management strategies to seek to mitigate declines in the market price of the Fund’s shares, reduce risk, and improve returns over time. Such strategies may reduce the Fund’s level of investment during periods of declining Fund performance.
The Fund will implement the strategy’s targeted exposures principally through the use of futures, forwards, and swap agreements. The Fund may invest in a variety of futures, forwards and swap agreements, including those based on interest rates, commodities, currencies, fixed income securities, equities and equity indices. Options and options on futures may be employed principally for hedging purposes, especially as tools of the risk management strategies. In the course of implementing the Fund’s investment strategy, the Advisor may purchase and sell options and futures contracts and swap agreements. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in equity-linked, commodity-linked, currency-linked and financial-linked instruments, as well as U.S. government securities and money market instruments, that taken together have economic characteristics similar or equivalent to those of the listed commodity, currency and financial futures contracts described above. The Fund's investments are expected to be economically tied to multiple countries at any given time. The countries to which the Fund is exposed is expected to vary. Certain of the countries may be considered emerging market countries.
Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.
The majority of the Fund’s derivatives investments will be used to obtain exposure to the commodity, fixed income, currency, and equity markets; however, certain of the Fund’s derivatives investments may be employed to hedge risk and limit leveraged exposure created by certain of the Fund’s investments. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market.
On a day-to-day basis, the Fund may hold U.S. government securities, short-term fixed-income securities (generally rated AA or higher), money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize it derivatives positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.
The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) as measured at the end of every quarter of the Fund's taxable year. The Subsidiary is advised by the Advisor and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure (long or short) to the investment returns of global commodities markets.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. Because the Fund seeks to gain exposure to different industries and sectors in the economy, from time to time, the Fund may invest a significant percentage of its assets in issuers in one or more groups of industries or sectors of the economy. While the Fund’s sector and industry exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Financials Sector and Information and Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund has adopted an investment policy to not invest 25% or more of the value of its assets in the securities of one or more issuers conducting their principal business activities in the same industry.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COMMODITY EXPOSURE RISK—The Fund may have investment exposure to the commodities markets and one or more sectors of the commodities markets, which may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Volatility in the commodities markets may be caused by changes in overall market movements, commodity index volatility, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, or supply and demand disruptions. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. Because the Fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.  The Advisor anticipates that the Fund may have significant exposure to the energy and oil sector.  As a result, the Fund’s performance may be subject to the volatility of global oil prices, and the risk that oil supply and demand, capital expenditures on exploration and production, energy conservation efforts, the prices of alternative fuels, exchange rates and technological advances may have an adversely affect the Fund’s performance.

COMMODITY-LINKED DERIVATIVES INVESTMENT RISK—The Fund may invest directly and indirectly in commodity-linked derivative instruments. The value of a commodity-linked derivatives investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value ("NAV") of the Fund and, consequently, a shareholder’s interest in the Fund.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

CURRENCY RISK—The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies. The Fund may attempt to, but is not obligated to, hedge its currency exposure. However, currency hedging strategies may not effectively eliminate all currency risk.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EMERGING MARKETS RISK—The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. The Fund’s exposure to foreign issuers and investments in foreign securities are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including exchange-traded funds (“ETFs”), closed-end funds, affiliated short-term fixed income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

INVESTMENT IN LOANS RISK—Investing in loans involves special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

INVESTMENT IN THE SUBSIDIARY RISK—The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets.  The Fund also will incur its pro rata share of the expenses of the Subsidiary.  In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

INVESTMENT TECHNIQUE RISK—Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LEVERAGING RISK—The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The use of derivatives and other similar financial instruments are an integral part of the Fund’s investment strategy and may expose the Fund to potentially dramatic losses (or gains) in the value of a derivative or other financial instrument and, thus, in the value the Fund’s portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SHORT SALES AND SHORT EXPOSURE RISK—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Fund to counterparty credit risk and leverage risk. The risk for loss on a short sale or other short exposure is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The risk of loss through a short sale or other short exposure may in some cases be theoretically unlimited. Government actions also may affect the Fund’s ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TAX RISK—To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. More information about this requirement can be found in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund has received a private letter ruling from the Internal Revenue Service (the “IRS”) that concludes that the income attributable to the Fund's investment in the Subsidiary will be qualifying income. The IRS has recently issued final regulations pursuant to which the “Subpart F” income (as defined in Section 951 of the Internal Revenue Code to include passive income, including income from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies. Such final regulations do not adopt the requirement of the proposed regulations issued by the IRS in September 2016 that would have generally required the Subsidiary to distribute its income (i.e., the “Subpart F” income of the Fund attributable to its investment in the Subsidiary) each year in order for the Fund to treat that income as “qualifying income.” The Fund may rely on such final regulations for taxable years beginning after the issuance of such proposed regulations on September 28, 2016. Accordingly, the Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Advisor intends to conduct the Fund’s investments in the Subsidiary in a manner consistent with the terms and conditions of its private letter ruling and applicable Internal Revenue Code regulations, and will monitor the Fund's investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary.

The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary, which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future. The Fund’s investment objective and principal investment strategies changed on July 11, 2011 and September 27, 2012. Prior to September 27, 2012, the Fund sought to achieve positive absolute returns using an investment methodology based primarily on the S&P Diversified Trends Indicator's (the "S&P DTI") systematic rules-based trend-following strategy. Prior to July 11, 2011, the Fund sought to provide investment results that matched, before fees and expenses, the performance of the S&P DTI. Therefore, the performance and average annual total returns shown for periods prior to July 11, 2011 may have differed had the Fund’s current investment objective and principal investment strategy been in effect during those periods.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q1 2015	7.86%	Q2 2015	(7.91)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Global Managed Futures Strategy Fund | ICE BofAML 3-Month U.S. Treasury Bill Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.87%
5 Years	rr_AverageAnnualReturnYear05	0.63%
10 Years	rr_AverageAnnualReturnYear10	0.37%
Guggenheim Variable Insurance Funds Prospectus | Global Managed Futures Strategy Fund | Global Managed Futures Strategy Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.73%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.77%	[45]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.80%	[46]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[47]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.75%	[46]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	551
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	949
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,062
Annual Return 2009	rr_AnnualReturn2009	(3.78%)
Annual Return 2010	rr_AnnualReturn2010	(3.54%)
Annual Return 2011	rr_AnnualReturn2011	(8.63%)
Annual Return 2012	rr_AnnualReturn2012	(11.20%)
Annual Return 2013	rr_AnnualReturn2013	2.59%
Annual Return 2014	rr_AnnualReturn2014	12.08%
Annual Return 2015	rr_AnnualReturn2015	(1.55%)
Annual Return 2016	rr_AnnualReturn2016	(14.77%)
Annual Return 2017	rr_AnnualReturn2017	8.71%
Annual Return 2018	rr_AnnualReturn2018	(9.14%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.91%)
Label	rr_AverageAnnualReturnLabel	Global Managed Futures Strategy Fund
1 Year	rr_AverageAnnualReturnYear01	(9.14%)
5 Years	rr_AverageAnnualReturnYear05	(1.44%)
10 Years	rr_AverageAnnualReturnYear10	(3.27%)
Guggenheim Variable Insurance Funds Prospectus | Multi-Hedge Strategies Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	MULTI-HEDGE STRATEGIES FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Multi-Hedge Strategies Fund (the “Fund”) seeks long-term capital appreciation with less risk than traditional equity funds.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund’s Board of Trustees.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 162% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	162.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds. The Advisor may use one or more variations of any or all of the strategies described below. The Advisor’s decision to allocate assets to a particular strategy or strategies is based on a proprietary evaluation of the strategy’s risk and return characteristics.

Long/Short Equity—Pursuant to long/short equity investment strategies, portfolio managers seek to profit from investing on both the long and short sides of equity markets;

Equity Market Neutral—Pursuant to equity market neutral investment strategies, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements;

Fixed Income Strategies—Pursuant to fixed income long and short investment strategies, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; and leveraging long and short positions in related securities;

Merger Arbitrage—Pursuant to merger arbitrage investment strategies, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition; and

Global Macro—Pursuant to global macro strategies, portfolio managers seek to profit from changes in currencies, commodity prices, fixed income securities, equity securities, and market volatility.

Each of these investment strategies may result in a directional bias depending upon the net effect of their constituent holdings.  In general, a directional bias seeks to benefit from market movements in one direction or the other, and is designed to have high (positive or negative) correlation with market returns.  In contrast, a non-directional bias seeks to produce returns that are independent of market returns, resulting in a low correlation with market returns.  The Advisor allocates assets to strategies that are both directional and non-directional, and expects that the positioning (long or short) of the directional strategies will vary over time.

The Fund may use leverage to the extent permitted by applicable law. The Fund’s use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including small, mid, and large-capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts (“ADRs”), exchange-traded funds (“ETFs”), real estate investment trusts ("REITs") and corporate and sovereign debt. The Fund may write (sell) and purchase swap agreements, including credit default swap agreements. From time to time, the Fund's assets may have significant exposure to one or more market sectors.

Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the "1940 Act") or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. The Fund may hold U.S. government securities or cash equivalents to collateralize its derivatives positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. The Fund may use leverage to the extent permitted by applicable law by entering into borrowing transactions (principally lines of credit) for investment purposes.

The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

The Fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) as measured at the end of every quarter of the Fund's taxable year. The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure (long or short) to the investment returns of global commodities markets.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. Because the Fund seeks to gain exposure to different industries and sectors in the economy, from time to time, the Fund may invest a significant percentage of its assets in issuers in one or more groups of industries or sectors of the economy. While the Fund’s sector and industry exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Financials Sector, Industrials Sector, Information Technology Sector and Real Estate Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Equity Real Estate Investment Trusts (REITs) Industry, a separate industry within the Real Estate Sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	While the Fund’s sector and industry exposure may vary over time, as of March 31, 2019, the Fund has significant exposure to the Financials Sector, Industrials Sector, Information Technology Sector and Real Estate Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC. Also, as of March 31, 2019, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Equity Real Estate Investment Trusts (REITs) Industry, a separate industry within the Real Estate Sector.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

BORROWING RISK—The Fund may borrow for several purposes, including investment purposes (i.e., to purchase additional portfolio securities). The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Borrowing also will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. In addition to any more stringent terms imposed by a lender, the 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three business days, the Fund will seek to reduce its borrowings to meet the requirement. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COMMODITY EXPOSURE RISK—The Fund may have investment exposure to the commodities markets and one or more sectors of the commodities markets, which may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Volatility in the commodities markets may be caused by changes in overall market movements, commodity index volatility, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, or supply and demand disruptions. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. Because the Fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.  The Advisor anticipates that the Fund may have significant exposure to the energy and oil sector.  As a result, the Fund’s performance may be subject to the volatility of global oil prices, and the risk that oil supply and demand, capital expenditures on exploration and production, energy conservation efforts, the prices of alternative fuels, exchange rates and technological advances may have an adversely affect the Fund’s performance.

COMMODITY-LINKED DERIVATIVES INVESTMENT RISK—The Fund may invest directly and indirectly in commodity-linked derivative instruments. The value of a commodity-linked derivatives investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices. The Fund’s investment in commodity-related investment products may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value ("NAV") of the Fund and, consequently, a shareholder’s interest in the Fund.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the instruments.

CURRENCY RISK—The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures also are subject to leverage risks and to liquidity risk.

OPTIONS CONTRACTS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EMERGING MARKETS RISK—The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. The Fund’s investments in foreign securities and foreign issuers are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INDUSTRY CONCENTRATION RISK—The Fund expects to concentrate (i.e., invest more than 25% of its net assets) its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As of March 31, 2019, the Fund's investments are concentrated in securities issued by companies in the Equity Real Estate Investment Trusts (REITs) Industry. As a result of the Fund's concentration in the Equity Real Estate Investment Trusts (REITs) Industry, the Fund is subject to the risks associated with that Industry. The Equity Real Estate Investment Trusts (REITs) Industry is a separate industry within the Real Estate Sector that includes companies or trusts engaged in the acquisition, development, ownership, leasing, management and operation of: hotel and resort properties (hotel & resort REITs); office properties (office REITs); properties serving the health care industry, including hospitals, nursing homes and and assisted living properties (health care REITs); residential properties, including multi-family homes, apartments, manufactured homes and student housing properties (residential REITs); shopping malls, outlet malls and neighborhood and community shopping centers (retail REITs); and other specialized properties including storage and other properties that do not generate a majority of their revenues and income from real estate rental and leasing operations (specialized REITS). For information regarding the Fund's investments in the Equity Real Estate Investment Trusts (REITs) Industry and real estate investment trusts, see "Sector Risk" and "Real Estate Investment Trust (REIT) Risk” below.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including exchange-traded funds (“ETFs”), closed-end funds, affiliated short-term fixed income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

INVESTMENT IN LOANS RISK—Investing in loans involves special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

INVESTMENT IN THE SUBSIDIARY RISK—The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets.  The Fund also will incur its pro rata share of the expenses of the Subsidiary.  In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LEVERAGING RISK—The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The use of derivatives and other similar financial instruments are an integral part of the Fund’s investment strategy and may expose the Fund to potentially dramatic losses (or gains) in the value of a derivative or other financial instrument and, thus, in the value of the Fund's portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return. Leverage may also arise through the use of borrowings for investment purposes. To the extent the Fund purchases securities while it has outstanding borrowings, it is using leverage, i.e., using borrowed funds for investment. Leveraging will exaggerate the effect on the NAV of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased. The 1940 Act limits the Fund from borrowing in an amount no more than 33 1/3% of its assets.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MANAGEMENT RISK—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading also may result in adverse tax consequences.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate over time in response to factors affecting individual companies or other factors such as changing economic, political or financial markets.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REAL ESTATE INVESTMENT TRUST ("REIT") RISK—REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall real estate and REIT markets, such as declining property values or rising interest rates, could have a negative impact on the real estate market and the value of REITs in general. REITs may be affected by changes in the value of the underlying property owned by the trusts, economic downturns which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the Sector Risks described below.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts ("REITs") sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Industrials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Real Estate Sector Risk. The Fund's investments are exposed to issuers conducting business in the Real Estate Sector. The Real Estate Sector contains companies operating in real estate development and operation. It also includes companies offering real estate related services and REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Real Estate Sector. The performance of companies operating in the Real Estate Sector has historically been cyclical and particularly sensitive to the overall economy and market changes, including declines in the value of real estate or, conversely, saturation of the real estate market, economic downturns and defaults by borrowers or tenants during such periods, increases in competition, possible lack of mortgage funds or other limits to accessing the credit or capital markets, and changes in interest rates.

SHORT SALES AND SHORT EXPOSURE RISK—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Fund to counterparty credit risk and leverage risk. The risk for loss on a short sale or other short exposure is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The risk of loss through a short sale or other short exposure may in some cases be theoretically unlimited. Government actions also may affect the Fund’s ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

SOVEREIGN DEBT RISK—Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.

STRATEGY ALLOCATION RISK—The ability of the Fund to achieve its investment goal depends, in part, on the ability of the Advisor to allocate effectively the Fund’s assets among multiple investment strategies. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment goal or that an investment strategy will achieve its particular investment objective.

TAX RISK—To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. More information about this requirement can be found in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund has received a private letter ruling from the Internal Revenue Service (the “IRS”) that concludes that the income attributable to the Fund's investment in the Subsidiary will be qualifying income. The IRS has recently issued final regulations pursuant to which the “Subpart F” income (as defined in Section 951 of the Internal Revenue Code to include passive income, including income from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies. Such final regulations do not adopt the requirement of the proposed regulations issued by the IRS in September 2016 that would have generally required the Subsidiary to distribute its income (i.e., the “Subpart F” income of the Fund attributable to its investment in the Subsidiary) each year in order for the Fund to treat that income as “qualifying income.” The Fund may rely on such final regulations for taxable years beginning after the issuance of such proposed regulations on September 28, 2016. Accordingly, the Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Advisor intends to conduct the Fund’s investments in the Subsidiary in a manner consistent with the terms and conditions of its private letter ruling and applicable Internal Revenue Code regulations, and will monitor the Fund's investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary.

The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary, which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s ability to qualify as a regulated investment company. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in the Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the HFRX Global Hedge Fund Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future. On August 31, 2017, the Fund's principal investment strategies were revised; therefore, the performance and average annual total returns shown for periods prior to August 31, 2017 may have differed had the Fund's current principal investment strategies been in effect during those periods.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the HFRX Global Hedge Fund Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q3 2010	4.91%	Q1 2009	(6.06)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Guggenheim Variable Insurance Funds Prospectus | Multi-Hedge Strategies Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Guggenheim Variable Insurance Funds Prospectus | Multi-Hedge Strategies Fund | HFRX Global Hedge Fund Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	HFRX Global Hedge Fund Index* (reflects no deduction for fees, expenses or taxes)	[48]
1 Year	rr_AverageAnnualReturnYear01	(6.72%)	[48]
5 Years	rr_AverageAnnualReturnYear05	(0.59%)	[48]
10 Years	rr_AverageAnnualReturnYear10	1.53%	[48]
Guggenheim Variable Insurance Funds Prospectus | Multi-Hedge Strategies Fund | Multi-Hedge Strategies Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.17%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none	[49]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.36%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%	[50]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.72%	[51]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[52]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.70%	[51]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	536
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	923
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,009
Annual Return 2009	rr_AnnualReturn2009	(3.28%)
Annual Return 2010	rr_AnnualReturn2010	6.18%
Annual Return 2011	rr_AnnualReturn2011	3.38%
Annual Return 2012	rr_AnnualReturn2012	2.23%
Annual Return 2013	rr_AnnualReturn2013	1.65%
Annual Return 2014	rr_AnnualReturn2014	4.66%
Annual Return 2015	rr_AnnualReturn2015	1.85%
Annual Return 2016	rr_AnnualReturn2016	(0.48%)
Annual Return 2017	rr_AnnualReturn2017	3.67%
Annual Return 2018	rr_AnnualReturn2018	(5.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.06%)
Label	rr_AverageAnnualReturnLabel	Multi-Hedge Strategies Fund
1 Year	rr_AverageAnnualReturnYear01	(5.16%)
5 Years	rr_AverageAnnualReturnYear05	0.86%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Guggenheim Variable Insurance Funds Prospectus | U.S. Government Money Market Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. GOVERNMENT MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The U.S. Government Money Market Fund (the “Fund”) seeks to provide security of principal, high current income, and liquidity.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund intends to operate as a “government money market fund” as defined by Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”) and seeks to maintain a stable net asset value ("NAV") of $1.00 per share. As such, the Fund invests at least 99.5% of its total assets in government securities as defined by the 1940 Act, including those with floating or variable rates of interest, cash, and repurchase agreements collateralized fully by U.S. government securities. The Fund will comply with all applicable requirements of Rule 2a-7, including certain liquidity, maturity and diversification requirements. The Fund invests only in U.S. dollar-denominated securities and seeks to invest in securities that present minimal credit risk. Under normal circumstances, the Fund also will invest at least 80% of its net assets, plus any borrowings for investment purposes, in government securities and/or repurchase agreements that are collateralized by government securities.

The 1940 Act defines “government security” to mean any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. Certain government securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities are supported by the full faith and credit of the U.S. government.  Other government securities issued or guaranteed by other U.S. government agencies or instrumentalities are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government, but such agencies and instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations. The Fund may invest in government securities issued by the following U.S. government agencies and instrumentalities, among others:  Government National Mortgage Association (Ginnie Mae), Financing Corporation (FICO), Tennessee Valley Authority (TVA), Federal Agricultural Mortgage Corporation (Farmer Mac), Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Farm Credit Bank (FFCB), and the Federal Home Loan Bank (FHLB).

“Government money market funds” are not required to impose liquidity fees and/or temporary redemption gates, but the Fund’s Board of Trustees may elect to impose such features in the future.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.
FLOATING AND VARIABLE RATE SECURITIES RISK—Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
INCOME RISK—Income Risk involves the potential for decline in the Fund’s yield (the rate of dividends the Fund pays) in the event of declining interest rates.
INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the repurchase agreement counterparty and underlying collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.
STABLE PRICE PER SHARE RISK— The Fund’s assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Advisor, which is the Fund’s sponsor, and its affiliates have no legal obligation to provide financial support to the Fund, and you should not expect that the Advisor or its affiliates will provide financial support to the Fund at any time. In the event any money market fund fails to maintain a stable NAV, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their NAVs.
U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. Effective May 1, 2016, the Fund operates as a "government money market fund" as that term is defined in newly adopted amendments to Rule 2a-7 and as such is required to invest 99.5% of its total assets in government securities, cash or repurchase agreements that are collateralized fully by government securities or cash. While the Fund primarily invested in government securities prior to May 1, 2016, it was not subject to this investment requirement. As a result, the performance information presented below may have been different if the current investment strategy had been in effect during the period prior to the Fund's conversion to a government money market fund. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q4 2018	0.23%	Q2 2017	0.00%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2018)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	YIELD Call 800.820.0888 for the U.S. Government Money Market Fund’s current yield.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	YIELD
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800.820.0888
Guggenheim Variable Insurance Funds Prospectus | U.S. Government Money Market Fund | U.S. Government Money Market Fund Variable Annuity
Prospectus:	rr_ProspectusTable
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.82%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,590
Annual Return 2009	rr_AnnualReturn2009	0.06%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	none
Annual Return 2012	rr_AnnualReturn2012	none
Annual Return 2013	rr_AnnualReturn2013	none
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	none
Annual Return 2017	rr_AnnualReturn2017	0.01%
Annual Return 2018	rr_AnnualReturn2018	0.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Label	rr_AverageAnnualReturnLabel	U.S. Government Money Market Fund
1 Year	rr_AverageAnnualReturnYear01	0.58%
5 Years	rr_AverageAnnualReturnYear05	0.12%
10 Years	rr_AverageAnnualReturnYear10	0.07%

[1]	"Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the Fund.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[3]	"Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the Fund.
[4]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[5]	"Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the Fund.
[6]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[7]	"Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the Fund.
[8]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[9]	"Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the Fund.
[10]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[11]	"Other Expenses" is based on estimated amounts for the current fiscal year and does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the Fund.
[12]	"Other Expenses" is based on estimated amounts for the current fiscal year and does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the Fund.
[13]	"Other Expenses" is based on estimated amounts for the current fiscal year and does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the Fund.
[14]	"Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the Fund.
[15]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[16]	"Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the Fund.
[17]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[18]	"Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the Fund.
[19]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[20]	"Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the Fund.
[21]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[22]	"Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the Fund.
[23]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[24]	"Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the Fund.
[25]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[26]	"Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the Fund.
[27]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[28]	"Other Expenses" is based on estimated amounts for the current fiscal year
[29]	"Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the Fund.
[30]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[31]	"Other Expenses" is based on estimated amounts for the current fiscal year and does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the Fund.
[32]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[33]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[34]	"Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the Fund.
[35]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[36]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund’s Board of Trustees.
[37]	"Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the Fund.
[38]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[39]	"Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the Fund.
[40]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[41]	"Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the Fund.
[42]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[43]	"Other Expenses" is based on estimated amounts for the current fiscal year and does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the Fund.
[44]	"Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the Fund.
[45]	"Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the Fund.
[46]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[47]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund’s Board of Trustees.
[48]	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies; convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.
[49]	Other Expenses of the Fund were less than 0.01% for the fiscal year ended December 31, 2018.
[50]	"Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the Fund.
[51]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[52]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund’s Board of Trustees.